As filed with the Securities and Exchange Commission on December 15, 2000

                       1933 Act Registration No. 33-87244
                       1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   [ ]
         Post-Effective Amendment No.   22                             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    23                                           [X]

JNL SERIES TRUST
         (Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan          48951
         (Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code:  (517) 381-5500

Patrick W. Garcy, Esq.                      with a copy to:
JNL Series Trust
Assistant Vice President &          Blazzard, Grodd & Hasenauer P.C.
Associate General Counsel           P.O. Box 5108
1 Corporate Way                             Westport, Connecticut  06881
Lansing, Michigan  48951
         (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) immediately upon filing pursuant to paragraph (b)

  X      on December  18, 2000  pursuant to  paragraph  (b)
 ---     60 days after filing pursuant to paragraph (a)(1)
 ---     on  (date)pursuant  to paragraph (a)(1)
 ---     75 days after filing  pursuant to paragraph  (a)(2)
 ---     on (date)  pursuant to paragraph (a)(2) of Rule 485.
 --- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                JNL SERIES TRUST
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A

                                                 Caption in Prospectus or
                                                 Statement of Additional
                                                 Information relating to
N-1A Item                                        each Item
---------                                        -------------------------------

Part A.  Information Required in a Prospectus    Prospectus

1.   Front and Back Cover Pages                  Front and Back Cover Pages

2.   Risk/Return Summary:  Investments,          About the Series of the Trust
     Risks, and Performance

3.   Risk/Return Summary:  Fee Table             Not Applicable

4.   Investment Objectives, Principal            About the Series of the Trust
     Investment Strategies, and Related Risks

5.   Management's Discussion of Fund             Not Applicable
     Performance

6.   Management, Organization and Capital        Management of the Trust;
     Structure                                   About the Series of the Trust

7.   Shareholder Information                     Investment of Trust Shares;
                                                 Share Redemption; Tax Status

8.   Distribution Arrangements                   The Distributor; Brokerage
                                                 Enhancement Plan

9.   Financial Highlights Information            Financial Highlights


      Information Required in a Statement of     Statement of
Part B.  Additional Information                  Additional Information

10.  Cover Page and Table Of Contents            Cover Page and Table of
                                                 Contents

11.  Fund History                                General Information and History

12.  Descritpion of the Fund and Its             Common Types of Investments and
     Investments and Risks                       Management Practices;
                                                 Additional Risk Considerations;
                                                 Investment Restrictions
                                                 Applicable to All Series


13.  Management of the Fund                      Management of the Trust

14.  Control Persons and Principal Holders       Management of the Trust
     of Securities

15.  Investment Advisory and Other Services      Investment Advisory and Other
                                                 Services

16.  Brokerage Allocation and Other Practices    Investment Advisory and Other
                                                 Services

17.  Capital Stock and Other Securities          Purchases, Redemptions and
                                                 Pricing of Shares; Additional
                                                 Information

18.  Purchase, Redemption and Pricing of         Purchases, Redemptions and
     Shares                                      Pricing of Shares

19.  Taxation of the Fund                        Tax Status

20.  Underwriters                                The Distributor; Brokerage
                                                 Enhancement Plan
21.  Calculation of Performance Data             Performance

22.  Financial Statements                        Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

                               JNL(R) SERIES TRUST

                                   PROSPECTUS

                                December 18, 2000

                              JNL(R) SERIES TRUST
                   1 Corporate Way o Lansing, Michigan 48951

     This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (Trust).

     The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to qualified retirement plans. The Trust currently offers shares in the following separate Series, each with its own investment objective.

JNL/Alger Growth Series
JNL/Alliance Growth Series
JNL/Eagle Core Equity Series
JNL/Eagle SmallCap Equity Series
JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series
JNL/J.P. Morgan International & Emerging Markets Series
JNL/Janus Aggressive Growth Series
JNL/Janus Balanced Series
JNL/Janus Capital Growth Series
JNL/Janus Growth & Income Series
JNL/PIMCO Total Return Bond Series
JNL/Putnam Growth Series
JNL/Putnam  International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam  Value Equity  Series
JNL/S&P  Conservative  Growth Series I
JNL/S&P Moderate Growth Series I
JNL/S&P Aggressive Growth Series I
JNL/S&P Very Aggressive  Growth  Series I
JNL/S&P  Equity  Growth  Series I
JNL/S&P  Equity Aggressive  Growth  Series I
JNL/S&P  Conservative  Growth  Series  II
JNL/S&P Moderate Growth Series II
JNL/S&P  Aggressive  Growth Series II
JNL/S&P Very  Aggressive  Growth Series II
JNL/S&P  Equity  Growth  Series II
JNL/S&P  Equity  Aggressive  Growth Series II
JNL/S&P  Conservative  Growth Series
JNL/S&P  Moderate  Growth  Series
JNL/S&P Aggressive  Growth  Series
JNL  Enhanced  Intermediate  Bond  Index  Series
JNL International  Index  Series
JNL  Russell  2000  Index  Series
JNL S&P 500 Index Series
JNL S&P MidCap Index Series
Lazard/JNL  Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PPM  America/JNL  Balanced  Series
PPM  America/JNL  High Yield Bond Series
PPM  America/JNL  Money  Market  Series
Salomon  Brothers/JNL Balanced  Series
Salomon  Brothers/JNL  Global Bond Series
Salomon  Brothers/JNL High Yield Bond Series
Salomon Brothers/JNL U.S. Government & Quality Bond Series
T. Rowe Price/JNL Established Growth Series
T. Rowe Price/JNL Mid-Cap Growth Series
T. Rowe Price/JNL Value Series

     The Securities and Exchange Commission has not approved or disapproved the Trust's securities, or determined whether this prospectus is accurate or complete. It is a criminal offense to state otherwise.

     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "S&P MidCap 400 Index" and "Standard & Poor's 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL S&P 500 Index Series and JNL S&P MidCap Index Series are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Series. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P's affiliate. This affiliate typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

     For more detailed information about the Trust and the Series, see the Trust's Statement of Additional Information (SAI), which is incorporated by reference into this prospectus.

                                TABLE OF CONTENTS

I.   About the Series of the Trust

     INCLUDES A DESCRIPTION OF EACH SERIES, ITS INVESTMENT STRATEGIES AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; EXPENSES; AND MANAGEMENT OF THE SERIES.

II.  Management of the Trust

     MANAGEMENT OF THE SERIES; SERIES EXPENSES; SUB-ADVISORY ARRANGEMENTS; INVESTMENT OF TRUST SHARES; SHARE REDEMPTION; AND TAX STATUS.

III. Financial Highlights

     THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND A SERIES' FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE SERIES.

                          ABOUT THE SERIES OF THE TRUST

JNL/Alger Growth Series

Investment Objective. The investment objective of the JNL/Alger Growth Series is long-term capital appreciation.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 65% in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large, companies which trade on U.S. exchanges or in the U.S. over-the-counter market. The Series considers a large company to be one that, at the time its securities are acquired by the Series, has a market capitalization of $1 billion or more. These companies typically have broad product lines, markets, financial resources and depth of management.

To provide flexibility to take advantage of investment opportunities, the Series may hold a portion of its assets in money market investments and repurchase agreements.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

o Market risk. Because the Series invests in U.S. traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

13.41%            26.20%            45.66%           33.80%
[Insert Chart]
1996              1997              1998             1999

During the period covered, the Series' highest quarterly return was 25.65% (4th quarter of 1998) and its lowest quarterly return was -7.37% (3rd quarter of
1998).

                             Average Annual Total Returns as of December 31,1999
                             ---------------------------------------------------
                             1 year           Life of Series*

JNL/Alger Growth Series       33.80%               27.08%
S&P 500 Index                 21.04%               26.67%

The S&P 500 Index is a broad-based, unmanaged index.* The Series began operations on October 16, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

-------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative                        Fee                       1.07%
--------------------------------------------------------------------------------
Distribution                  (12b-1)                 Fees                 0.02%
--------------------------------------------------------------------------------
Other                                 Expenses                                0%
--------------------------------------------------------------------------------
Total        Series        Annual        Operating         Expenses        1.09%
--------------------------------------------------------------------------------
* As discussed under 'Management of the Trust,' the Trustees have adopted a Brokerage Enhancement Plan (the 'Plan') in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                     $111
--------------------------------------------------------------------------------
3 Years                                                                     $347
--------------------------------------------------------------------------------
5 Years                                                                     $601
--------------------------------------------------------------------------------
10 Years                                                                  $1,329
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may take a temporary, defensive position by investing up to all of its assets in debt securities (typically of a high grade), cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio.

The Series may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Alger Growth Series is Fred Alger Management, Inc. (Alger Management), which is located at 1 World Trade Center, Suite 9333, New York, New York 10048. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals and has been so engaged since 1964.

David D. Alger, President and Chief Investment Officer of Alger Management, is primarily responsible for the day-to-day management of the Series. He has been employed by Alger Management as Executive Vice President and Director of Research since 1971, and as President since 1995. He serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Ronald Tartaro also participates in the management of the Series. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger and Mr. Tartaro have had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/Alliance Growth Series

Investment Objective. The investment objective of the JNL/Alliance Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks or securities with common stock characteristics that the sub-adviser believes have the potential for capital appreciation., which include securities convertible into or exchangeable for common stock. In selecting equity securities, the sub-adviser considers a variety of factors, such as an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. Because the Series holds securities selected for growth potential rather than protection of income, the value of the Series' portfolio may be more volatile in response to market changes than it would be if the Series held income-producing securities.

The Series invests primarily in high-quality U.S. companies, generally those of large market capitalization. The Series may invest a portion of its assets in foreign securities. The potential for appreciation of capital is the basis for investment decisions. Whatever income the Series' investments generate is incidental to the objective of capital growth.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as: Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth. Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

28.23%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 17.69% (4th quarter of 1999) and its lowest quarterly return was -5.30% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                              1 year           Life of Series*

JNL/Alliance Growth Series      28.23%               33.64%
S&P 500 Index                   21.04%               26.67%

The S&P 500 Index is a broad-based, unmanaged index. *The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.88%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.02%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.90%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $92
--------------------------------------------------------------------------------
3 Years                                                                     $287
--------------------------------------------------------------------------------
5 Years                                                                     $498
--------------------------------------------------------------------------------
10 Years                                                                  $1,108
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

The Series may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio. The Series may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Alliance Growth Series is Alliance Capital Management L.P. (Alliance), with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems.

James G. Reilly, Executive Vice President of Alliance, and Syed Hasnain, Senior Vice President and Large Cap Growth Portfolio Manager of Alliance, share the responsibility for the day-to-day management of the Series. Mr. Reilly joined Alliance in 1984. Mr. Hasnain joined Alliance in 1993. Mr. Reilly has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Hasnain has shared responsibility for the day-to-day management of the Series since January 1999.

JNL/Eagle Core Equity Series

Investment Objective. The investment objective of the JNL/Eagle Core Equity Series is long-term capital appreciation and, secondarily, current income.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 65% of total assets in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

o Under the growth equity strategy, the sub-adviser selects common stocks in part based on its opinions regarding the sustainability of the company's competitive advantage in the marketplace and the company's management team. The sub-adviser looks for securities of companies which have an exceptional management team and which have the potential to increase market share and drive earnings per share growth. If a particular stock appreciates to over 5% of the total assets of the portfolio, the sub-adviser typically will reduce the position to less than 5%. Generally, the sub-adviser will sell a stock if its price appreciates to a level that the sub-adviser views as not sustainable or to purchase stock that the sub-adviser believes presents a better investment opportunity.

              The sub-adviser seeks securities of companies which:

               -- have projected earnings growth and return on equity greater than 15%,

               --   are dominant in their industries, and

               -- have the ability to create and sustain a competitive advantage.

o Under the value equity strategy, the sub-adviser invests in securities which it believes indicate above-average financial soundness and high intrinsic value relative to price. The sub-adviser screens a universe of over 2,500 companies. From this universe, the sub-adviser makes selections based on its projections of the company's growth in earnings and dividends, earnings momentum, and undervaluation based on a dividend discount model. The sub-adviser develops target prices and value ranges from this analysis and makes portfolio selection from among the top-rated securities. The sub-adviser will typically sell a security if the security reaches its target price, negative changes occur with respect to the issuer or its industry, or there is a significant change in one or more of the four characteristics applicable to the security's selection. However, the Series may continue to hold equity securities that no longer meet the selection criteria but that the sub-adviser deems suitable investments in view of the Series' investment objective.

         These securities or their respective issuers have at least one of the following characteristics when acquired for the Series:

                  -- low price-to-earnings price-to-book value, price to cash flow and price-to-sales ratios, as compared to the broad market, industry peers and the company's historical ratios
                  --  above average dividend yield  , or
                  --  Beta below that of the broad market

o Under the equity income strategy, the sub-adviser invests in income-producing securities.

The sub-adviser divides the Series' assets among each of these three strategies, with about 40% of the assets allocated to each of the growth equity and value equity strategies and about 20% to the equity income strategy.

Under normal market conditions, the Series invests at least 65% of its assets in the common stock of U.S. companies and may invest the balance in other securities, such as common stock of foreign issuers, corporate debt obligations, U.S. Government securities, preferred stock, convertible stock, warrants and rights to buy common stock, real estate investment trusts, repurchase agreements and money market instruments. Investing in foreign securities presents additional risks, such as those related to currency fluctuations and adverse political or economic conditions affecting a foreign country. Although the Series emphasizes investment-grade securities (or unrated securities that the sub-adviser deems to be of comparable quality), the Series may invest in non-investment-grade securities. A non-investment grade security may fluctuate more in value, and present a greater risk of default, than a higher-rated security.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series' sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Value investing risk. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

32.35%            16.54%            23.55%
[Insert Chart]
1997              1998              1999

In the periods shown in the chart, the Series' highest quarterly return was 18.43% (4th quarter of 1998) and its lowest quarterly return was -10.99% (3rd quarter of 1998).

                            Average Annual Total Returns as of December 31,1999
                            ---------------------------------------------------
1 year Life
                                   of Series*

JNL/Eagle Core Equity Series                       23.55%                 23.96%
S&P 500 Index                                      21.04%                 28.10%

The S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on September 16, 1996.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                   0.99%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.04%
--------------------------------------------------------------------------------
Other Expenses                                                     0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                          1.03%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                              $105
--------------------------------------------------------------------------------
3 Years                                                             $328
--------------------------------------------------------------------------------
5 Years                                                             $569
--------------------------------------------------------------------------------
10 Years                                                          $1,259
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series.

The Series may also use derivative instruments, such as options, futures contracts and indexed securities, which are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

For temporary defensive purposes during actual or anticipated periods of general market decline, the Series may invest up to 100% of its assets in high-grade money market instruments, including U.S. Government securities, and repurchase agreements secured by such instruments, as well as other high-quality debt securities. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Eagle Core Equity Series is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as sub-adviser, Eagle supervises and manages the investment portfolio of the Series. Mr. Ashi Parikh, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the growth equity strategy. Mr. Parikh joined Eagle in April 1999, after serving as Managing Director at Banc One Investment Advisers in Columbus, Ohio. Mr. Ed Cowart,
Managing Director and Portfolio Manager, is responsible for the day-to-day management of the value equity strategy. Mr. Cowart joined Eagle in August 1999, after serving as Managing Director at Banc One Investment Advisors in Columbus, Ohio. Mr. Lou Kirschbaum, Managing Director and Portfolio Manager and Mr. David Blount, Portfolio Manager, as co-managers, are responsible for the day-to-day management of the equity income strategy. They have been responsible for the equity income strategy since the inception of the Series. Mr. Kirschbaum has been with Eagle since 1986, and Mr. Blount joined Eagle in 1993.

JNL/Eagle SmallCap Equity Series

Investment Objective. The investment objective of the JNL/Eagle SmallCap Equity Series is long-term capital appreciation.

Principal Investment Strategies. The Series seeks to achieve its objective by investing 65% of its total assets in a diversified portfolio of equity securities of domestic small capitalization companies, i.e., companies which, at the time of purchase, typically have a market capitalization under $1 billion. The sub-adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long term earnings growth rate or asset value. The sub-adviser generally invests in companies which have accelerating earnings, reasonable valuations strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Series' equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks and warrants.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o Small cap investing. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Series is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Series may not be appropriate for all investors.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

27.64%            1.18%             19.27%
[Insert Chart]
1997              1998              1999

In the periods shown in the chart, the Series' highest quarterly return was 29.40% (2nd quarter of 1999) and its lowest quarterly return was -23.92% (3rd quarter of 1998).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                                1 year           Life of Series*

JNL/Eagle SmallCap Equity Series                19.27%                19.09%
Russell 2000 Index                              21.35%                13.64%

The Russell 2000 Index is a broad-based, unmanaged index. * The Series began operations on September 16, 1996.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              1.05%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.02%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.07%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $109
--------------------------------------------------------------------------------
3 Years                                                                     $340
--------------------------------------------------------------------------------
5 Years                                                                     $590
--------------------------------------------------------------------------------
10 Years                                                                  $1,306
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/Eagle SmallCap Equity Series may also invest in American Depositary Receipts of U.S. traded foreign issuers, U.S. Government securities, repurchase agreements and other short-term money market instruments.

For temporary, defensive purposes during actual or anticipated periods of general market decline, the Series may invest up to 100% of its assets in high-grade money market instruments, including U.S. Government securities, and repurchase agreements secured by such instruments, as well as other high-quality debt securities. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Eagle SmallCap Equity Series is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

Bert L. Boksen, Managing Director and Portfolio Manager of Eagle, is responsible for the day-to-day management of the Series. Mr. Boksen joined Eagle in April 1995 and has portfolio management responsibilities for its small cap equity accounts. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series

Investment Objective. The investment objective of the JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series is to provide high total return from a broadly diversified portfolio of equity securities.

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of large- and medium-capitalization U.S. companies. At least 65% of its total assets will be invested, under normal market conditions, in stocks. The Series owns a large number of stocks within the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), generally tracking the industry weighting of that Index. Within each industry, the Series modestly overweights stocks that the sub-adviser regards as undervalued or fairly valued and modestly underweights or does not hold stocks that the sub-adviser determines are overvalued. By so doing, the Series seeks returns that slightly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility. The Series' foreign investments generally reflect the weightings of foreign securities in the S&P 500 Index.

 In managing the JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, the sub-adviser generally employs a three-step process:

         (i) based on its in-house research, the sub-adviser takes an in-depth look at company prospects over a relatively long period, often as much as five years, rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

         (ii)the research findings allow the sub-adviser to rank the companies in each industry group according to their relative value. These valuation rankings are produced with the help of models that quantify the research team's findings.

         (iii)the sub-adviser buys and sells stocks for the Series according to the policies of the Series based on the sub- research and valuation rankings.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.90%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.01%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.91%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $93
--------------------------------------------------------------------------------
3 Years                                                                     $290
--------------------------------------------------------------------------------
5 Years                                                                     $504
--------------------------------------------------------------------------------
10 Years                                                                  $1,120
--------------------------------------------------------------------------------

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the returns since the inception of the Series. The table shows the Series' returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

COMPARABLE PERFORMANCE

Private Account Performance Composite

The JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series has substantially similar investment objectives, policies and investment strategies as certain Private Accounts. Each of these Private Accounts is managed by J.P. Morgan Investment Management Inc., the same Sub-Adviser which manages each of the corresponding Series.

The historical performance of each of these Private Accounts is shown below. This performance data should not be considered as an indication of future performance of the Series. The Private Account performance figures shown below:

o do not reflect Contract fees or charges imposed by Jackson National Life. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Series performance.

The Series and Private Accounts are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

o        differences  in asset size and cash flow  resulting  from purchases and
         redemptions   of  Series  shares  may  result  in  different   security
         selections

o differences in the relative weightings of securities

o differences in the price paid for particular portfolio holdings

o differences relating to certain tax matters

o        differences in that such Accounts are not subject to certain investment
         limitations,   diversification   requirements  and  other  restrictions
         imposed by federal tax and securities laws

However, the differences cited do not alter the conclusion that the funds have substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical composite performance of Private Accounts.

PRIVATE ACCOUNT
COMPOSITE PERFORMANCE FOR PERIODS ENDED 12/31/99


-------------------------------------------------------------------------------------------------------------
                                 Annualized Returns as of December 31, 1999
-------------------------------------------------------------------------------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
                    Structured Stock Selection S&P 500 Index
                                             Composite
------------------------------- ------------------------------------ ----------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
1 Year                                         18.80                                  21.04
------------------------------- ------------------------------------ ----------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
3 Years                                        27.85                                  27.56
------------------------------- ------------------------------------ ----------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
5 Years                                        28.85                                  28.55
------------------------------- ------------------------------------ ----------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
10 Years                                       18.92                                  18.21
------------------------------- ------------------------------------ ----------------------------------------

Performance results represent the investment performance record for a size-weighted composite of similarly managed, unconstrained discretionary accounts following the Structured Stock Selection Strategy. The composite performance was calculated according to the requirements of the Association for Investment Management and Research. These requirements differ from those required by the Securities and Exchange Commission. The composite consists of private individual and institutional accounts. Hence, these accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code. The performance of the accounts might have been lower if they were subject to these extra restrictions. Note also that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

Composite returns reflect the deduction of the highest fee J.P. Morgan charges for the strategy. The fee deducted by J.P. Morgan is less than the fees of the Series. If the expenses of the Series had been deducted, the performance results would have been lower. Actual account performance will vary depending on the size of a portfolio and applicable fee schedule. Past performance does not guarantee future results.

The following is an example of the effect of compounded advisory fees over a period of time on the value of a client's portfolio: A portfolio with a beginning value of $100, gaining an annual return of 10% per annum would grow to $259 after 10 years, assuming no fees have been paid out. Conversely, a portfolio with a beginning value of $100, gaining an annual return of 10% per annum, but paying a fee of 1% per annum, would only grow to $235 after 10 years. The annualized returns over the 10 year time period are 10.00% (gross of fees) and 8.91% (net of fees). If the fee in the above example was 0.25% per annum, the portfolio would grow to $253 after 10 years and return 9.73% net of fees. The fees were calculated on a monthly basis, which shows the maximum effect of compounding.

A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. In general, the sub-adviser buys stocks that it identifies as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Series' sub-adviser may consider other criteria, such as: catalysts that could trigger a rise in a stock's price; high potential reward compared to potential risk; and temporary mispricings caused by market overreactions. Under normal market conditions, the Series holds approximately 300 stocks and limits each stock's weight in the portfolio to be within +/- 1.0% of its weight in the S&P 500 Index.

The Series may invest up to 100% of its assets in investment-grade, short-term fixed-income securities during severe market downturns. Doing so may reduce the potential for appreciation in the Series' portfolio. The Series generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity. Active trading may increase transaction costs, which may reduce performance.

The Series may use derivative instruments, such as futures contracts, options, forward currency contracts and swaps, for hedging and risk management, i.e., to establish or adjust exposure to the equities market. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

Nanett Buziak, Vice President of J.P. Morgan, Timothy Devlin, Vice President of J.P. Morgan and Bernard Kroll, Vice President of J.P. Morgan share the responsibility for the day to day management of the Series. Ms. Buziak has been with J.P. Morgan since March of 1997 and prior to that time was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc. Mr. Devlin has been at J.P. Morgan since July of 1996, and prior to that time was an equity portfolio manager at Mitchell Hutchins Asset Management Inc. Mr. Knoll has been with J.P. Morgan since August of 1996 and has had primary responsibility for the day to day management of the Series since its inception.

JNL/J.P. Morgan International & Emerging Markets Series

Investment Objective. The investment objective of the JNL/J.P. Morgan International & Emerging Markets Series is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers. The Series also invests in the equity securities of companies in developing countries or "emerging markets." The sub-adviser considers "emerging markets" to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

The Series focuses its emerging market investments in those countries which the sub-adviser believes have strongly developing economies and in which the markets are becoming more sophisticated.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Emerging markets risk. The Series may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

38.02%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 17.86% (4th quarter of 1999) and its lowest quarterly return was 4.07% (1st quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                       1 year              Life of Series*

JNL/J.P. Morgan International
  & Emerging Markets Series             38.02%                18.38%
MSCI All Country World Free
  (ex-US) Index                         25.49%                16.53%

The MSCI All Country World Free (ex-US) Index is a broad-based, unmanaged index.
* The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              1.08%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.03%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.11%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

1 Year                                                                      $113
--------------------------------------------------------------------------------
3 Years                                                                     $353
-------------------------------------------------------------------------------
5 Years                                                                     $612
--------------------------------------------------------------------------------
10 Years                                                                  $1,352
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/J.P. Morgan International & Emerging Markets Series seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation ranking, as well as its assessment of other factors, including: catalysts that could trigger a change in a stock's price; potential reward compared to potential risk, and temporary mispricings caused by market overreactions. The Series' country allocation and industrial sector weightings result primarily from its stock selection decisions and may vary significantly from the MSCI All Country World Free (ex-U.S.) Index, the Series' benchmark.

Under  normal  market  conditions,   the  Series  may  invest  in  money  market
instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. The Series may also invest in money market instruments as a temporary defensive measure when, in the sub-adviser's view, market conditions are, or are anticipated to be, adverse. Doing so may reduce the potential for appreciation in the Series' portfolio.

The sub-adviser manages the Series actively in pursuit of its investment objective. Active trading may increase transaction costs, which may reduce performance.

The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/J.P. Morgan International & Emerging Markets Series is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

The Series has a portfolio management team that is responsible for the day-to-day management of the Series. The portfolio management team is led by Paul A. Quinsee, Managing Director of J.P. Morgan, Andrew C. Cormie, Vice President of J.P. Morgan, and Nigel F. Emmett, Vice President of J.P. Morgan. Mr. Quinsee has been at J.P. Morgan since 1992 and has been on the portfolio management team since the inception of the Series. Mr. Cormie has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997; prior to that, he was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Series since the inception of the Series.

JNL/Janus Aggressive Growth Series

Investment Objective. The investment objective of the JNL/Janus Aggressive Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies selected for their growth potential. The JNL/Janus Aggressive Growth Series invests primarily in common stocks when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The Series may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series may hedge its investments to a greater degree and/or increase its position in cash or similar investments. Doing so may reduce the potential for appreciation in the Series' portfolio.

The Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Series may invest without limit in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date. Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

18.95%            12.67%            57.66%           94.43%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 41.64% (4th quarter of 1999) and its lowest quarterly return was -6.56% (3rd quarter of 1998).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                           1 year              Life of Series*

JNL/Janus Aggressive Growth Series         94.43%                42.10%
S&P 500 Index                              21.04%                26.95%

The S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

               Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              1.01%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.01%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.02%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $104
--------------------------------------------------------------------------------
3 Years                                                                     $325
--------------------------------------------------------------------------------
5 Years                                                                     $563
--------------------------------------------------------------------------------
10 Years                                                                  $1,248
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.

The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Janus Aggressive Growth Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Warren B. Lammert, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the Series. Mr. Lammert joined Janus Capital in 1987. He holds a Bachelor of Arts in Economics from Yale University and a Master of Science in Economic History from the London School of Economics. He has earned the right to use the Chartered Financial Analyst designation. Mr. Lammert has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/Janus Balanced Series

Investment Objective. The investment objective of the JNL/Janus Balanced Series is long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies. The Series normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The JNL/Janus Balanced Series invests primarily in common stocks when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential. The sub-adviser may also consider dividend-paying characteristics when selecting common stock. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series may hedge its investments to a greater degree and/or increase its position in cash or similar investments. Doing so may reduce the potential for appreciation in the Series' portfolio. The Series will normally invest at least 25% of its assets in fixed-income securities. The Series may invest without limit in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

              For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a stock's price to fall.

         o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. This Series will commence investment operations on or about the date of this Prospectus. Therefore, a bar chart and table have not been included for this Series.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                           None
         Maximum Sales Load Imposed on Reinvested Dividends                None
         Deferred Sales Load                                               None
         Redemption Fee                                                    None
         Exchange Fee                                                      None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              1.05%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.03%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.08%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $110
--------------------------------------------------------------------------------
3 Years                                                                     $343
--------------------------------------------------------------------------------
5 Years                                                                     $595
--------------------------------------------------------------------------------
10 Years                                                                  $1,317
--------------------------------------------------------------------------------

Comparable Performance.

Public Fund/Private Account Performance Composite

The JNL/Janus Balanced Series has substantially similar investment objectives, policies and strategies as certain mutual funds and Private Accounts. Each of these public mutual funds and Private Accounts is managed by Janus Capital Corporation, the same Sub-Adviser which manages the JNL/Janus Balanced Series.

The historical performance of a composite of these public mutual funds and Private Accounts is shown below. This is not the performance of the JNL/Janus Balanced Series and the performance of the Series may differ. This performance data should not be considered as an indication of future performance of the Series. The public mutual fund and Private Account performance figures shown below:

o reflect the deduction of the historical fees and expenses paid by the public mutual funds and not those to be paid by the Series.

o do not reflect Contract fees or charges imposed by Jackson National Life. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Series performance.

The Series and their corresponding public mutual fund series and Private Accounts are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

o differences in asset size and cash flow resulting from purchases and redemptions of Series shares may result in different security selections

o    differences in the relative weightings of securities

o    differences in the price paid for particular portfolio holdings

o    differences relating to certain tax matters

o differences (with respect to the Private Accounts) in that such Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal tax and securities laws

However, the differences cited do not alter the conclusion that the Funds have substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical composite performance of the public mutual funds and Private Accounts. The inception date for the composite shown is January 1, 1988.

JANUS BALANCED FUNDS COMPOSITE PERFORMANCE (INCLUDING MUTUAL FUNDS) FOR PERIODS ENDED 12/31/99
--------------------------------------------------------------------------------
                         Annualized Returns
--------------------------------------------------------------------------------
                          Janus Balanced                         S&P 500 Index
--------------------------------------------------------------------------------

1 Year                        24.68                                   21.14
3 Years                       26.08                                   27.66
5 Years                       23.93                                   28.66
10 Years                      18.74                                   18.25

*Inception January 1, 1988

The Balanced Composite includes all fully discretionary separately managed balanced accounts and mutual funds for which Janus Capital Corporation serves as investment advisor. The composite was calculated according to the requirements of the Association for Investment Management and Research. These requirements differ from those required by the Securities and Exchange Commission. Composite performance is presented net of all fees and reflects reinvestment of dividends and capital gains. The fees deducted are less than the fees charged by the Series. If the expenses of the Series had been deducted, the performance results would have been lower. As of December 31, 1999, the Balanced Composite included 12 accounts and assets of $6,419.1 million, which represented 2.57% of total assets under management. The percentage of total assets managed is defined as composite assets as a percentage of the total assets managed including mutual fund company accounts under management. Performance figures are based upon historical information and do not guarantee future results. In addition, the managers responsible for the historical performance record of these accounts (Blaine Rollins and James Craig) assumed new responsibilities at Janus beginning January 1, 2000. Karen Reidy is now the Portfolio Manager for all Balanced Products. No changes will be made with regard to the investment philosophy or process of the Funds or separate accounts. Prospective clients should recognize the limitations inherent in composites, and consider all information presented by Janus regarding its investment management capabilities. The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains. They have been taken from published sources and have not been audited. Composition of each separately managed account portfolio may differ significantly from securities in the corresponding benchmark indices. A complete list of Janus composites is available upon request. Please call 800-525-1068.

A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.

The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Janus Balanced Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Karen L. Reidy is the Portfolio Manager of the Series. She is also the portfolio manager and Executive Vice President of Janus Balanced Fund and Janus Equity Income Fund, as well as Janus Aspen Balanced and Janus Aspen Equity Income Portfolios. She is also an Assistant Portfolio Manager of Janus Fund and manages separate accounts and sub-advised portfolios in the Balanced discipline. Prior to joining Janus in 1995, Ms. Reidy worked for Price Waterhouse in the Mergers and Acquisitions area, performing corporate due diligence, and as an audit manager, analyzing financials for corporate clients. Before assuming management responsibilities of Janus Balanced Fund and Janus Equity Income Fund in January 2000, Ms. Reidy was Assistant Portfolio Manager of Janus Fund, focusing her research on large-capitalization companies. Ms. Reidy earned a bachelor's degree in accounting from the University of Colorado. She passed the Certified Public Accountant exam in 1992 and has earned the right to use the Chartered Financial Analyst designation. She has five years of professional investment experience.

JNL/Janus Capital Growth Series

Investment Objective. The investment objective of the JNL/Janus Capital Growth Series is long-term growth of capital in a manner consistent with the preservation of capital.

Principal Investment Strategies. The Series seeks to achieve its objective through a non-diversified portfolio consisting primarily of common stock of U.S. and foreign companies selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index and are determined at the time their securities are acquired by the Series. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged between approximately $170 million and $37 billion. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series may hedge its investments to a greater degree and/or increase its position in cash or similar investments. Doing so may reduce the potential for appreciation in the Series' portfolio.

The Series normally invests a majority of its equity assets in medium-sized companies. The Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Fund may invest without limit in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date. Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

16.83%            15.01%            35.16%           124.19%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 59.05% (4th quarter of 1999) and its lowest quarterly return was -15.05% (3rd quarter of 1998).

                            Average Annual Total Returns as of December 31, 1999
                                     1 year           Life of Series*

JNL/Janus Capital Growth Series      124.19%               44.09%
S&P MidCap 400 Index                  14.70%               21.41%

The S&P 400 MidCap Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                          None
         Maximum Sales Load Imposed on Reinvested Dividends               None
         Deferred Sales Load                                              None
         Redemption Fee                                                   None
         Exchange Fee                                                     None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              1.03%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.01%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.04%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $106
--------------------------------------------------------------------------------
3 Years                                                                     $331
--------------------------------------------------------------------------------
5 Years                                                                     $574
--------------------------------------------------------------------------------
10 Years                                                                  $1,271
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.

The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Janus Capital Growth Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

James P. Goff, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the JNL/Janus Capital Growth Series. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts in Economics from Yale University and has earned the right to use the Chartered Financial Analyst designation. Mr. Goff has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/Janus Global Equities Series*

Investment Objective. The investment objective of the JNL/Janus Global Equities Series is long-term growth of capital in a manner consistent with the preservation of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 65% in a diversified portfolio of common stocks of foreign and domestic issuers. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series may hedge its investments to a greater degree and/or increase its position in cash or similar investments. Doing so may reduce the potential for appreciation in the Series' portfolio.

The Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities, and debt securities, such as corporate bonds. The Series can invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. The Series normally invests in securities of issuers from at least five different countries, including the United States, although it may invest in fewer than five countries. The Series may invest without limit in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

31.36%            19.12%            26.87%           64.58%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 43.03% (4th quarter of 1999) and its lowest quarterly return was -16.93% (3rd quarter of 1998).

                            Average Annual Total Returns as of December 31, 1999
                                    1 year            Life of Series*

JNL/Janus Global Equities Series     64.58%                36.45%
Morgan Stanley Capital
  International World Index          23.56%                18.01%

The Morgan Stanley Capital International World Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                           None
         Maximum Sales Load Imposed on Reinvested Dividends                None
         Deferred Sales Load                                               None
         Redemption Fee                                                    None
         Exchange Fee                                                      None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              1.06%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.02%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.08%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $110
--------------------------------------------------------------------------------
3 Years                                                                     $343
--------------------------------------------------------------------------------
5 Years                                                                     $595
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
10 Years                                                                  $1,317
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.

The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default, and may fluctuate more in value than higher-rated securities.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Janus Global Equities Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Helen Young Hayes, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the Series. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University and has earned the right to use the Chartered Financial Analyst designation. Ms. Hayes has had responsibility for the day-to-day management of the Series since the inception of the Series.

--------
* The JNL/Janus Global Equities Series (the "Series") has been closed to new contract holders as of September 1, 2000. The Series will still be available to existing contract holders, even if the contract holder does not have a current allocation in the Series. The Series will also be available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I, the JNL/S&P Equity Aggressive Growth Series I, the JNL/S&P Conservative Growth Series II, the JNL/S&P Moderate Growth Series II, the JNL/S&P Aggressive Growth Series II, the JNL/S&P Very Aggressive Growth Series II, the JNL/S&P Equity Growth Series II, the JNL/S&P Equity Aggressive Growth Series II, the JNL/S&P Conservative Growth Series, the JNL/S&P Moderate Growth Series and the JNL/S&P Aggressive Growth Series.

JNL/Janus Growth & Income Series (formerly the Goldman Sachs/JNL Growth & Income Series)

Investment Objective. The investment objectives of the JNL/Janus Growth & Income Series are long-term capital growth and current income.

Principal Investment Strategies. The Series normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential. The sub-adviser may also consider dividend-paying characteristics when selecting common stock. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series may hedge its investments to a greater degree and/or increase its position in cash or similar investments. Doing so may reduce the potential for appreciation in the Series' portfolio. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Series may invest without limit in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

              For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a stock's price to fall.

o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance.

As of the effective date of this Prospectus, Janus Capital Corporation (Janus) has replaced Goldman Sachs Asset Management as the sub-adviser to this Series.
In addition, certain investment policies, practices and strategies have been changed to reflect the management style of Janus, the new sub-adviser. The advisory fees have also been changed. Given these changes, the performance information shown below is not indicative in any manner of how the Series will perform in the future.

Annual Total Returns as of December 31

4.98%
[Insert Chart] (Results achieved by prior sub-adviser)
1999

In the period shown in the chart, the Series' highest quarterly return was 8.43% (2nd quarter of 1999) and its lowest quarterly return was -11.92% (3rd quarter of 1999).

                           Average Annual Total Returns as of December 31, 1999
                           ----------------------------------------------------
                                              1 year            Life of Series*

JNL/Janus Growth & Income Series              4.98%                -2.64%
S&P 500 Index                                 21.04%                21.78%

The S&P 500 Index is a broad-based, unmanaged index. *The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)

         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                            1.03%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                0.04%
--------------------------------------------------------------------------------
Other Expenses                                                           0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                   1.07%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $109
--------------------------------------------------------------------------------
3 Years                                                                     $340
--------------------------------------------------------------------------------
5 Years                                                                     $590
--------------------------------------------------------------------------------
10 Years                                                                  $1,306
--------------------------------------------------------------------------------

Comparable Performance.

Public Fund Performance Composite

The JNL/Janus Growth & Income Series has substantially similar investment objectives, policies and strategies as certain mutual funds. Each of these public mutual funds is managed by Janus Capital Corporation, the same Sub-Adviser which manages the JNL/Janus Growth & Income Series.

The historical performance of a composite of these public mutual funds is shown below. This is not the performance of the JNL/Janus Growth & Income Series and the performance of the Series may differ. This performance data should not be considered as an indication of future performance of the Series. The public mutual fund performance figures shown below:

o reflect the deduction of the historical fees and expenses paid by the public mutual funds and not those to be paid by the Series

o do not reflect Contract fees or charges imposed by Jackson National Life. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Series performance.

     The Series and their corresponding public mutual fund series are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

o differences in asset size and cash flow resulting from purchases and redemptions of Series shares may result in different security selections

o    differences in the relative weightings of securities

o    differences in the price paid for particular portfolio holdings

o    differences relating to certain tax matters

However, the differences cited do not alter the conclusion that the Funds have substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical composite performance of the public mutual funds. The inception date for the composite shown is October 1991.

JANUS GROWTH & INCOME FUNDS COMPOSITE PERFORMANCE (INCLUDING MUTUAL FUNDS) FOR PERIODS ENDED 12/31/99


-------------------------------------------------------------------------------------------------------------
                                        Annualized Returns
-------------------------------------------------------------------------------------------------------------
                                       Janus Growth & Income                      S&P 500 Index
------------------------------- ------------------------------------ ----------------------------------------
1 Year                                        51.30                                    21.14
------------------------------- ------------------------------------ ----------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
3 Years                                       40.07                                    27.66
------------------------------- ------------------------------------ ----------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
5 Years                                       36.41                                    28.66
------------------------------- ------------------------------------ ----------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
Since Inception                               25.27                                    20.36
------------------------------- ------------------------------------ ----------------------------------------

*Inception October1991

The Growth & Income Composite includes the Janus Growth & Income Fund and Janus Aspen Series Growth & Income Fund for which Janus Capital Corporation serves as investment advisor. The composite performance was calculated according to the requirements of the Association for Investment Management and Research. These requirements differ from those required by the Securities and Exchange Commission. Composite performance is presented net of all fees and reflects reinvestment of dividends and capital gains.The fees deducted are less than the fees charged by the Series. If the expenses of the Series had been deducted, the performance results would have been lower. As of December 31, 1999, the Growth & Income Composite had assets of $7,583.6 million, which represented 3.04% of total assets under management. Accounts enter the composite upon their first full quarter under management. The percentage of total assets managed is defined as composite assets as a percentage of the total assets managed including mutual fund company accounts under management. Performance figures are based upon historical information and do not guarantee future results. Please see a prospectus for more complete information regarding the Funds, including the expenses associated with each portfolio. In addition, the manager responsible for the historical performance record of the composite from inception to August of 1997 is no longer with the firm. David Corkins is now the Portfolio Manager for all Growth & Income Products. No changes were made with regard to the investment philosophy or process of the Funds. Prospective clients should recognize the limitations inherent in composites, and consider all information presented by Janus regarding its investment management capabilities. The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains. They have been taken from published sources and have not been audited. Composition of each separately managed account portfolio may differ significantly from securities in the corresponding benchmark indices. A complete list of Janus composites is available upon request. Please call 800-525-1068.

A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.

The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Janus Growth & Income Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital providesinvestment advisory services to mutual funds and other institutional accounts.

David Corkins is Portfolio Manager of the Series. He is also the portfolio manager and Executive Vice President of Janus Growth and Income Fund and Janus Aspen Growth and Income Portfolio. He also manages separate accounts in the LargeCap Growth and Diversified Growth disciplines. Prior to joining Janus in 1995, Mr. Corkins was Chief Financial Officer of Chase U.S. Consumer Services, Inc., a Chase Manhattan mortgage business. While at Chase, Mr. Corkins also worked in consumer credit and mortgage issuance and analysis. Mr. Corkins graduated cum laude from Dartmouth College with a bachelor's degree in English and Russian, and earned an M.B.A. in finance with honors from Columbia University. He has nine years of professional investment experience.

JNL/PIMCO Total Return Bond Series

Investment Objective. The investment objective of the JNL/PIMCO Total Return Bond Series is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies. The Series attempts to achieve its objective by investing primarily in a diversified portfolio of investment-grade fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage-and other asset-backed securities and cash equivalents. At least 65% of its total assets will be invested, under normal market conditions in fixed-income securities.

The average duration of the Series typically ranges between three and six years, although the maturities of the securities it holds may vary. For example, with a duration of 5 years, there will be a 5% change in the value of the Series with a 1% movement in interest rates. The Series' foreign investments will primarily be in securities of issuers based in developed countries, although it may invest in securities of issuers in emerging market countries. A significant portion of the Series' foreign holdings may be denominated in foreign currencies. The Series may buy and sell foreign currency and foreign currency contracts, and invest in options, futures contracts, swap agreements, and other indexed instruments. The Series may enter into a series of purchase or sale contracts or use other investment techniques to obtain market exposure or to hedge against changes in foreign currency exchange rates, interest rates or securities prices.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

         o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

-0.26%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 1.00% (3rd quarter of 1999) and its lowest quarterly return was -1.57% (2nd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                               1 year            Life of Series*

JNL/PIMCO Total Return Bond Series                -0.26%                 2.92%
Lehman Brothers Aggregate Bond Index              -0.82%                 2.83%

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.* The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                    None
         Maximum Sales Load Imposed on Reinvested Dividends         None
         Deferred Sales Load                                        None
         Redemption Fee                                             None
         Exchange Fee                                               None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.


--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.01%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.81%
--------------------------------------------------------------------------------


* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $83
--------------------------------------------------------------------------------
3 Years                                                                     $259
--------------------------------------------------------------------------------
5 Years                                                                     $450
--------------------------------------------------------------------------------
10 Years                                                                   $1002
--------------------------------------------------------------------------------


Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Series, the sub-adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond Index.

The Series may invest in a wide variety of taxable fixed-income securities, including convertible securities, fixed- and floating-rate loans and loan participations. The Series may also invest in repurchase agreements, reverse repurchase agreements, and dollar rolls. The Series may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Series may invest all of its assets in mortgage- or other asset-backed securities, zero coupon bonds or strips.

The Series may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/PIMCO Total Return Bond Series is Pacific Investment Management Company (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO is an investment counseling firm founded in 1971.

William H. Gross, Managing Director of PIMCO, is responsible for the day-to-day management of the Series. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of PIMCO. Mr. Gross has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/Putnam Growth Series

Investment Objective. The investment objective of the JNL/Putnam Growth Series is long-term capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Series may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation. The Series may invest a portion of its assets in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a stock's price to fall.

Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

26.81%               21.88%      34.93%         29.41%
[Insert Chart]
1996                 1997        1998           1999


In the periods shown in the chart, the Series' highest quarterly return was 24.99% (4th quarter of 1998) and its lowest quarterly return was -12.00% (3rd quarter of 1998).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                              1 year             Life of Series*

JNL/Putnam Growth Series                       29.41%                30.51%
S&P 500 Index                                  21.04%                26.95%

The S&P 500 Index is a broad-based, unmanaged index.
* The Series began operations on May 15, 1995. Prior to May 1, 1997, the Series was managed by Phoenix Investment Counsel, Inc.

Shareholder Transaction Expenses (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases                                     None
Maximum Sales Load Imposed on Reinvested Dividends                          None
Deferred Sales Load                                                         None
Redemption Fee                                                              None
Exchange Fee                                                                None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.97%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.01%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.98%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $100
--------------------------------------------------------------------------------
3 Years                                                                     $312
--------------------------------------------------------------------------------
5 Years                                                                     $542
--------------------------------------------------------------------------------
10 Years                                                                  $1,201
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest any amount or proportion of its assets in any class or type of security believed by the sub-adviser to offer potential for capital appreciation over both the intermediate and long term.

The Series may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis both of risk and protection of capital values, the Series may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Putnam Growth Series is Putnam Investment Management, Inc. (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.

The Series is managed by the Core Growth Equity team at Putnam. The team is headed by C. Beth Cotner, Managing Director and Chief Investment Officer of the Group. Ms. Cotner joined Putnam in 1995 as Senior Portfolio Manager in the Core Growth Equity Group. Prior to that, Ms. Cotner was Executive Vice President of Kemper Financial Services. Ms. Cotner has had responsibility for the day-to-day management of the Series since May 1, 1997.

JNL/Putnam   International   Equity  Series  (formerly  the  T.  Rowe  Price/JNL
International Equity Investment Series)

Investment Objective. The investment objective of the JNL/Putnam International Equity Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 65% in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Series invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation. The Series normally has at least three countries represented in its portfolio, including both developed and emerging markets.

Putnam's Core International Equity team seeks consistent, above-average relative returns and below-average relative risk through a balance of country and sector diversification and the selection of believed underpriced companies. The team's process relies on both top-down macroeconomic and market analysis and bottom-up fundamental company research.

Putnam selects stocks through a bottom up process, using its valuation approach to identify significantly mispriced companies. Its expertise is in identifying stocks selling for less than their real or relative worth regardless of the type of company (i.e., growth, cyclical, or mature) or the current market environment. Putnam begins by screening its international stock database of over 5,500 non-U.S. companies to identify those companies with a positive valuation indicator (price to book relative to return on equity). Stocks passing this initial valuation screen are then subjected to a rigorous process. The decision to purchase a stock is based on the combined judgment of the Core International Equity portfolio managers, and their decision must be unanimous. Putnam typically visits all companies before a purchase decision is finalized.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Emerging markets risk. The Series may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

As of the effective date of this Prospectus, Putnam Investment Management, Inc. has replaced Rowe-Price Fleming International, Inc. as the sub-adviser for the Series. Therefore, the performance information shown below is not indicative in any manner of how the Series will perform in the future.

Annual Total Returns as of December 31(Results achieved by prior sub-adviser)
--------------------------------------

13.91%            2.65%             14.43%           32.11%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 23.24% (4th quarter of 1999) and its lowest quarterly return was -13.48% (3rd quarter of 1998).

                           Average Annual Total Returns as of December 31, 1999
                           ----------------------------------------------------

                                              1 year             Life of Series*

JNL/Putnam International Equity Series         32.11%                 14.78%
Morgan Stanley Europe and Australasia,
  Far East Equity Index                        25.27%                 11.61%

The Morgan Stanley Europe and Australasia, Far East Equity Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                         None
         Maximum Sales Load Imposed on Reinvested Dividends              None
         Deferred Sales Load                                             None
         Redemption Fee                                                  None
         Exchange Fee                                                    None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              1.18%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.05%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.23%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $125
--------------------------------------------------------------------------------
3 Years                                                                     $390
--------------------------------------------------------------------------------
5 Years                                                                     $676
--------------------------------------------------------------------------------
10 Years                                                                  $1,489
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. In addition to common stocks, the Series may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities. The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Putnam International Equity Series is Putnam Investment Management, Inc. (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.

The Series is managed by the Core International Equity team at Putnam. The team is headed by Omid Kamshad, Managing Director and Chief Investment Officer of the group. Mr. Kamshad has been employed by Putnam since 1996. Prior to January 1996, Mr. Kamshad was employed at Lombard Odier International Portfolio
Management Limited and prior to April 1995, he was employed at Baring Asset Management Company.

JNL/Putnam Midcap Growth Series

Investment Objective. The investment objective of the JNL/Putnam Midcap Growth Series is capital appreciation.

Principal Investment Strategies. The Series invests mainly in common stocks of U.S. companies with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole. Growth stocks typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Growth stocks are issued by companies whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole. Growth in a company's earnings may lead to an increase in the price of its stock. The Series invests mainly in mid-cap companies.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

o Market risk. Because the Series invests in stocks of companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small and mid-size companies generally involves greater risks than investing in larger more established ones.

o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth. There is a risk that the market as a whole may not favor the type of investments which the Series makes.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. This Series will commence investment operations on or about the date of this Prospectus. Therefore, a bar chart and table have not been included for this Series.

Shareholder Transaction Expenses (fees paid directly from your investment)

         Maximum Sales Load Imposed on Purchases                         None
         Maximum Sales Load Imposed on Reinvested Dividends              None
         Deferred Sales Load                                             None
         Redemption Fee                                                  None
         Exchange Fee                                                    None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              1.05%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.08%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.13%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $115
--------------------------------------------------------------------------------
3 Years                                                                     $359
--------------------------------------------------------------------------------
5 Years                                                                     $622
--------------------------------------------------------------------------------
10 Years                                                                  $1,375
--------------------------------------------------------------------------------
COMPARABLE PERFORMANCE

 Putnam Midcap Equity (S&P Midcap 400) Composite Returns
 As of 12/31/1999

Private Account Performance Composite

The Putnam/JNL Midcap Series has substantially similar investment objectives, policies and investment strategies as certain Private Accounts. Each of these Private Accounts is managed by the Putnam Advisory Company Inc. of Putnam Fiduciary Trust Company, affiliates of the Sub-Adviser which manages the corresponding Series.

The historical performance of a composite of these Private Accounts is shown below. This performance data should not be considered as an indication of future performance of the Series. The Private Account performance figures shown below:

o do not reflect Contract fees or charges imposed by Jackson National Life. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Series performance.

The Series and their corresponding Private Account are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

o differences in asset size and cash flow resulting from purchases and redemptions of Series shares may result in different security selections

o          differences in the relative weightings of securities

o          differences in the price paid for particular portfolio holdings

o          differences relating to certain tax matters

o          differences  in that  Private  Accounts  are not  subject  to certain
           investment  limitations,   diversification   requirements  and  other
           restrictions imposed by federal tax and securities laws.

However, the differences cited do not alter the conclusion that the Funds have substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical composite performance of Private Accounts. The inception date for the composite shown is March 31, 1992.

----------------------------------------------- -------------------------- ----------------------------------
                                                Putnam Composite           S&P Midcap 400 Index
----------------------------------------------- -------------------------- ----------------------------------
One Year                                        39.76%                     14.72%
----------------------------------------------- -------------------------- ----------------------------------
Three Years (annualized)                        26.88%                     21.82%
----------------------------------------------- -------------------------- ----------------------------------
----------------------------------------------- -------------------------- ----------------------------------
Five Years (annualized)                         28.18%                     23.05%
----------------------------------------------- -------------------------- ----------------------------------
----------------------------------------------- -------------------------- ----------------------------------
Since Inception (03/31/92) (annualized)         23.04%                     17.48%
----------------------------------------------- -------------------------- ----------------------------------

1.                Composition of Composite

         The inception date for the Putnam Midcap Equity (S&P Midcap 400) Composite was April 1, 1992. The composite is composed of all US institutional tax-exempt accounts managed by Putnam in this investment style. It does not include performance of retail funds, accounts for taxable entities, accounts for non-US investors and accounts whose investment guidelines differ in a material way from the standard guidelines established by Putnam for its Midcap Equity (S&P Midcap 400) accounts. Since tax exempt institutional accounts typically do not need to manage subscriptions and redemptions on a daily basis, performance will vary from that of a mutual fund investing in the same investment style.

         Composite returns reflect the deduction of all expenses. The fees deducted are the same as the highest fees charged by the Series.

         Accounts are included no later than the beginning of the first calendar quarter following three months from the date of funding, and are excluded as of the last full calendar month under management or such prior date Putnam receives notice of termination and begins managing the account in a manner different from other accounts in the composite.

2.       Calculation of Composite; Index Disclosure

         The investment performance of an individual account within a composite is calculated monthly using a time-weighted, rate-of-return calculation method. The investment performance of a composite is calculated monthly by summing the size-weighted return for that month of the individual accounts that make up the composite for the month in question. The investment performance of a composite over periods longer than a month is calculated by linking its monthly rates of return. The composite's benchmark is the S&P Midcap 400 Index. Performance calculations for Putnam accounts and comparative indices reflect changes in value and reinvestment of all distributions. Putnam portfolios are actively managed using specified strategies, while the indices are unmanaged and may contain securities different from those included in Putnam portfolios.

3.       AIMR Verification

         The Putnam Midcap Equity (S&P Midcap 400) Composite has been Level II verified by Arthur Andersen LLP for the calendar years 1993, 1994, 1995, 1996, and 1997. A list of Putnam's composites and auditors' reports is available upon request. The AIMR requirements differ than the requirements of the Securities and Exchange Commission.

4.       Past Performance

         Past performance is not necessarily indicative of future performance. No assurance can be given as to future performance.

A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

The Series may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

In addition to the main investment strategies described above, the Series may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the SAI.

At times the sub-adviser may judge that market conditions make pursuing the Series' usual investment strategies inconsistent with the best interests of the Series' shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Series to miss out on investment opportunities, and may prevent the Series from achieving its goal.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management The sub-adviser to the JNL/Putnam Midcap Growth Series is Putnam Investment Management, Inc. (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.

The Series is managed by the Midcap Equity Growth team at Putnam. The team is headed by Eric M. Wetlaufer, Managing Director and Chief Investment Officer for the group. Mr. Welaufer has been with Putnam since 1997. Prior to 1997 Mr. Wetlaufer was with Cadence Capital Management.

JNL/Putnam Value Equity Series

Investment Objective. The investment objective of the JNL/Putnam Value Equity Series is capital growth, with income as a secondary objective.

Principal Investment Strategies. The Series seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 65% of its total assets will be invested, under normal market conditions, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Series considers a large-capitalization company to be one that, at the time its securities are acquired by the Series, has a market capitalization of $2 billion or greater.

The JNL/Putnam Value Equity Series invests primarily in equity securities of domestic, large-capitalization companies. The sub-adviser typically selects companies whose stocks have distinctly above-average dividend yields and market prices that it believes are undervalued relative to the normal earning power of the company. Under this approach, the sub-adviser seeks to identify investments where current investor enthusiasm is low, as reflected in their valuations. The sub-adviser typically reduces the Series' exposure to a company when its stock price approaches, in the sub-adviser's judgment, fair valuation.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests in the equity securities of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

         o Value investing risk. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

         o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

24.33%            21.82%            12.48%           -1.04%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 16.64% (4th quarter of 1998) and its lowest quarterly return was -11.73% (3rd quarter of 1999).

                           Average Annual Total Returns as of December 31, 1999
                           ----------------------------------------------------
                                            1 year              Life of Series*

JNL/Putnam Value Equity Series              -1.04%                 16.96%
S&P 500 Index                               21.04%                 26.95%

The S&P 500 Index is a broad-based, unmanaged index.
* The Series began operations on May 15, 1995. Prior to May 1, 1997, the Series was managed by PPM America, Inc.

Shareholder Transaction Expenses (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases                                     None
Maximum Sales Load Imposed on Reinvested Dividends                          None
Deferred Sales Load                                                         None
Redemption Fee                                                              None
Exchange Fee                                                                None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.98%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.02%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.00%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $102
--------------------------------------------------------------------------------
3 Years                                                                     $318
--------------------------------------------------------------------------------
5 Years                                                                     $552
--------------------------------------------------------------------------------
10 Years                                                                  $1,225
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Putnam Value Equity Series is Putnam Investment Management, Inc. (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.The Series is managed by the Large Cap Value team at Putnam. The team is headed by Deborah F. Kuenstner, CFA, Managing Director and Chief Investment Officer of the group. In this role, she heads the team managing large-cap value equity portfolios for retail and institutional clients. Ms. Kuenstner joined Putnam in 1997 as Senior Vice President and Senior Portfolio Manager in the International Core and Value Equity Group. In 1998, she was promoted to Chief Investment Officer of the International Value Equities team. A Chartered Financial Analyst, Ms. Kuenster has 20 years of investment experience. Before joining Putnam, Ms. Kuenster was a Senior Portfolio Manager of International Equities from 1989 through 1997 at DuPont Pension Fund Investment.

JNL/S&P Conservative Growth Series I

Investment Objective. The investment objective of the JNL/S&P Conservative Growth Series I is capital growth and current income.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Conservative Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 55% to 65% of its assets to Underlying Series that invest primarily in equity securities, 30% to 40% to Underlying Series that invest primarily in fixed-income securities and 0% to 10% to Underlying Series that invest primarily in money market funds. Within these three asset classes, the Series remains flexible with respect to the percentage it will allocate among Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence the performance of the Series, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

         o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other Series of the Trust, you should look elsewhere in this prospectus for the particular information about those Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

19.52%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 13.55% (4th quarter of 1999) and its lowest quarterly return was -2.99% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                             1 year              Life of Series*

JNL/S&P Conservative Growth Series I         19.52%                 13.85%
S&P 500 Index/Lehman Bond Aggregate Index    12.30%                 13.16%
S&P 500 Index                                21.05%                 19.06%

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 60% of the equity investments and the Lehman Bond Aggregate Index represents 40% of the fixed-income investments of the Series.

* The Series began operations on April 9, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases                                   None
Maximum Sales Load Imposed on Reinvested Dividends                        None
Deferred Sales Load                                                       None
Redemption Fee                                                            None
Exchange Fee                                                              None

Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------
As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

 JNL/S&P Conservative Growth...............................................1.13%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Conservative Growth Series I asset allocation is expected to result in less risk than that incurred by JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Conservative Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Moderate Growth Series I

Investment Objective. The investment objective of the JNL/S&P Moderate Growth Series I is to seek capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Series seeks to achieve its objectives by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Moderate Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 70% to 80% of its assets to Underlying Series that invest primarily in equity securities and 20% to 30% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

26.74%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 17.87% (4th quarter of 1999) and its lowest quarterly return was -3.54% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                            1 year            Life of Series*

JNL/S&P Moderate Growth Series I            26.74%                18.75%
S&P 500 Index/Lehman Bond Aggregate Index   15.58%                15.38%
S&P 500 Index                               21.05%                19.06%

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 75% of the equity investments and the Lehman Bond Aggregate Index represents 25% of the fixed-income investments of the Series.

* The Series began operations on April 8, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases                                    None
Maximum Sales Load Imposed on Reinvested Dividends                         None
Deferred Sales Load                                                        None
Redemption Fee                                                             None
Exchange Fee                                                               None

Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Moderate Growth Series I....................................  1.15%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                              $20
--------------------------------------------------------------------------------
3 Years                                                             $64
--------------------------------------------------------------------------------
5 Years                                                            $113
--------------------------------------------------------------------------------
10 Years                                                           $255
--------------------------------------------------------------------------------

Additional Information About theOther Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Moderate Growth Series I asset allocation is expected to result in less risk than that incurred by JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I, but more risk than JNL/S&P Conservative Growth Series I.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Moderate Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Aggressive Growth Series I

Investment Objective. The investment objective of the JNL/S&P Aggressive Growth Series I is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Aggressive Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.

The Series seeks to achieve capital growth primarily through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve capital growth secondarily through its investment in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 85% to 95% of its assets to Underlying Series that invest primarily in equity securities and 5% to 15% to Underlying Series that invest primarily in fixed-income securities.
Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

35.38%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 22.84% (4th quarter of 1999) and its lowest quarterly return was -3.85% (3rd quarter of 1999).

                        Average Annual Total Returns as of December 31, 1999
                        ----------------------------------------------------
                                            1 year            Life of Series*

JNL/S&P Aggressive Growth Series I          35.38%                25.02%
S&P 500 Index/Lehman Bond Aggregate Index   18.86%                17.59%
S&P 500 Index                               21.05%                19.06%

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. . The total returns were calculated according to the following weightings: the S&P 500 Index represents 90% of the equity investments and the Lehman Bond Aggregate Index represents 10% of the fixed-income investments of the Series.

* The Series began operations on April 8, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases                                 None
Maximum Sales Load Imposed on Reinvested Dividends                      None
Deferred Sales Load                                                     None
Redemption Fee                                                          None
Exchange Fee                                                            None

Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Aggressive Growth Series I..................................  1.18%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Aggressive Growth Series I asset allocation is expected to result in less risk than that incurred by JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I, but more risk than JNL/S&P Conservative Growth Series I or JNL/S&P Moderate Growth Series I.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Aggressive Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Very Aggressive Growth Series I

Investment Objective. The investment objective of the JNL/S&P Very Aggressive Growth Series I is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Very Aggressive Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates up to 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

48.86%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 29.63% (4th quarter of 1999) and its lowest quarterly return was -2.43% (3rd quarter of 1999).

                         Average Annual Total Returns as of December 31, 1999
                         ----------------------------------------------------
                                               1 year            Life of Series*

JNL/S&P Very Aggressive Growth Series I         48.86%                33.84%
S&P 500 Index                                   21.05%                19.06%


The S&P 500 Index is a broad-based, unmanaged indexes. The S&P 500 Index represents 100% of the equity investments of the Series.

* The Series began operations on April 1, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases                                  None
Maximum Sales Load Imposed on Reinvested Dividends                       None
Deferred Sales Load                                                      None
Redemption Fee                                                           None
Exchange Fee                                                             None

               Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Very Aggressive Growth Series I.............................  1.18%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Very Aggressive Growth Series I asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Very Aggressive Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Equity Growth Series I

Investment Objective. The investment objective of the JNL/S&P Equity Growth Series I is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which JNL/S&P Equity Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

43.19%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 27.60% (4th quarter of 1999) and its lowest quarterly return was -3.40% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------

                                   1 year            Life of Series*

JNL/S&P Equity Growth Series I      43.19%                27.72%
S&P 500 Index                       21.05%                19.06%

The S&P 500 Index is a broad-based, unmanaged indexes. The S&P 500 Index represents 100% of the equity investments of the Series.

* The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases                         None
Maximum Sales Load Imposed on Reinvested Dividends              None
Deferred Sales Load                                             None
Redemption Fee                                                  None
Exchange Fee                                                    None

Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Equity Growth Series I......................................  1.19%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Equity Growth Series I asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I and JNL/S&P Aggressive Growth Series I, but less risk than JNL/S&P Equity Aggressive Growth Series I or JNL/S&P Very Aggressive Growth Series I. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Equity Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Equity Aggressive Growth Series I

Investment Objective. The investment objective of the JNL/S&P Equity Aggressive Growth Series I is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which JNL/S&P Equity Aggressive Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging market may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

45.25%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 28.62% (4th quarter of 1999) and its lowest quarterly return was -2.88% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                                               1 year            Life of Series*
JNL/S&P Equity Aggressive Growth Series I      45.25%                 29.67%
S&P 500 Index                                  21.05%                 19.06%

The S&P 500 Index is a broad-based, unmanaged indexes. The S&P 500 Index represents 100% of the equity investments of the Series. * The Series began operations on April 15, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Equity Aggressive Growth Series I...........................  1.18%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Equity Aggressive Growth Series I asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I or JNL/S&P Equity Growth Series I, but less risk than JNL/S&P Very Aggressive Growth Series I.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Equity Aggressive Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Conservative Growth Series II

Investment Objective. The investment objective of the JNL/S&P Conservative Growth Series II is capital growth and current income.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Conservative Growth Series II may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, Lazard/JNL Mid Cap Value Series, Lazard/JNL Small Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 60% to 70% of its assets to Underlying Series that invest primarily in equity securities and 30% to 40% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

16.14%
[Inert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 12.71% (4th quarter of 1999) and its lowest quarterly return was -3.63% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                            1 year          Life of Series*
JNL/S&P Conservative Growth Series II       16.14%                6.14%
S&P 500 Index/ Lehman Bond Aggregate Index  13.39%               13.90%
S&P 500 Index                               21.05%               19.06%

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 65% of the equity investments and the Lehman Bond Aggregate Index represents 35% of the fixed-income investments of the Series.

* The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                         None
         Maximum Sales Load Imposed on Reinvested Dividends              None
         Deferred Sales Load                                             None
         Redemption Fee                                                  None
         Exchange Fee                                                    None

          Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Series II..........................1.15%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Conservative Growth Series II asset allocation is expected to result in less risk than that incurred by JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II or JNL/S&P Equity Aggressive Growth Series II.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Conservative Growth Series II is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Moderate Growth Series II

Investment Objective. The investment objective of the JNL/S&P Moderate Growth Series II is capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Series seeks to achieve its investment objectives by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Moderate Growth Series II may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, Lazard/JNL Mid Cap Value Series, Lazard/JNL Small Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 70% to 80% of its assets to Underlying Series that invest primarily in equity securities and 20% to 30% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer asset, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

22.77%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 15.43% (4th quarter of 1999) and its lowest quarterly return was -4.14% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                                 1 year          Life of Series*
JNL/S&P Moderate Growth Series II                22.77%                 14.10%
S&P 500 Index/ Lehman Bond Aggregate Index       15.58%                 15.38%
S&P 500 Index                                    21.05%                 19.06%

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 75% of the equity investments and the Lehman Bond Aggregate Index represents 25% of the fixed-income investments of the Series.

* The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                      None
         Maximum Sales Load Imposed on Reinvested Dividends           None
         Deferred Sales Load                                          None
         Redemption Fee                                               None
         Exchange Fee                                                 None

Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

    JNL/S&P Moderate Growth Series II...................................  1.174%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Moderate Growth Series II asset allocation is expected to result in less risk than that incurred by JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II or JNL/S&P Equity Aggressive Growth Series II, but more risk than JNL/S&P Conservative Growth Series II.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Moderate Growth Series II is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Aggressive Growth Series II

Investment Objective. The investment objective of the JNL/S&P Aggressive Growth Series II is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Aggressive Growth Series II may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Market Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, Lazard/JNL Mid Cap Value Series, Lazard/JNL Small Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth primarily through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve capital growth secondarily through its investment in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 85% to 95% of its assets to Underlying Series that invest primarily in equity securities and 5% to 15% to Underlying Series that invest primarily in fixed-income securities.
Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

28.66%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 20.17% (4th quarter of 1999) and its lowest quarterly return was -4.69% (3rd quarter of 1999).

                           Average Annual Total Returns as of December 31, 1999
                           ----------------------------------------------------
                                                1 year           Life of Series*
JNL/S&P Aggressive Growth Series II             28.66%                  16.11%
S&P 500 Index/ Lehman Bond Aggregate Index      18.86%                  17.59%
S&P 500 Index                                   21.05%                  19.06%

The S&P 500 Index and the Lehman Bond Aggregate Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 90% of the equity investments and the Lehman Bond Aggregate Index represents 10% of the fixed-income investments of the Series.

*The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                          None
         Maximum Sales Load Imposed on Reinvested Dividends               None
         Deferred Sales Load                                              None
         Redemption Fee                                                   None
         Exchange Fee                                                     None

                    Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Aggressive Growth Series II.................................  1.21%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Aggressive Growth Series II asset allocation is expected to result in less risk than that incurred by JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II or JNL/S&P Equity Aggressive Growth Series II, but more risk than JNL/S&P Conservative Growth Series II or JNL/S&P Moderate Growth Series II.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Aggressive Growth Series II is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Very Aggressive Growth Series II

Investment Objective. The investment objective of the JNL/S&P Very Aggressive Growth Series II is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which JNL/S&P Very Aggressive Growth Series II may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, Lazard/JNL Mid Cap Value Series, Lazard/JNL Small Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

 Annual Total Returns as of December 31

42.42%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 26.60% (4th quarter of 1999) and its lowest quarterly return was -2.80% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                                1 year           Life of Series*

JNL/S&P Very Aggressive Growth Series II         42.42%                28.44%
S&P 500 Index                                    21.05%                19.06%

The S&P 500 Index is a broad-based, unmanaged indexes. The S&P 500 Index represents 100% of the equity investments of the Series.

* The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                        None
         Maximum Sales Load Imposed on Reinvested Dividends             None
         Deferred Sales Load                                            None
         Redemption Fee                                                 None
         Exchange Fee                                                   None

                    Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Very Aggressive Growth Series II............................  1.23%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Very Aggressive Growth Series II asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Equity Growth Series II or JNL/S&P Equity Aggressive Growth Series II.
When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Very Aggressive Growth Series II is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000. .

JNL/S&P Equity Growth Series II

Investment Objective. The investment objective of the JNL/S&P Equity Growth Series II is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Equity Growth Series II may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, Lazard/JNL Mid Cap Value Series, Lazard/JNL Small Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries . Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

36.29%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 23.27% (4th quarter of 1999) and its lowest quarterly return was -4.31% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                               1 year            Life of Series*

JNL/S&P Equity Growth Series II                36.29%                19.99%
S&P 500 Index                                  21.05%                19.06%



The S&P 500 Index is a broad-based, unmanaged indexes. The S&P 500 Index represents 100% of the equity investments of the Series.

* The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                     None
         Maximum Sales Load Imposed on Reinvested Dividends          None
         Deferred Sales Load                                         None
         Redemption Fee                                              None
         Exchange Fee                                                None

Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Equity Growth Series II.....................................  1.22%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Equity Growth Series II asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II and JNL/S&P Aggressive Growth Series II, but less risk than JNL/S&P Equity Aggressive Growth Series II or JNL/S&P VeryAggressive Growth Series II.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Equity Growth Series II is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Equity Aggressive Growth Series II

Investment Objective. The investment objective of the JNL/S&P Equity Aggressive Growth Series II is capital growth.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Equity Aggressive Growth Series II may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, Lazard/JNL Mid Cap Value Series, Lazard/JNL Small Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series and
T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

39.61%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 25.34% (4th quarter of 1999) and its lowest quarterly return was -3.59% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                               1 year            Life of Series*

JNL/S&P Equity Aggressive Growth Series II      39.61%                23.92%
S&P 500 Index                                   21.05%                19.06%


The S&P 500 Index is a broad-based, unmanaged indexes. The S&P 500 Index represents 100% of the equity investments of the Series.

* The Series began operations on April 13, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Equity Aggressive Growth Series II..........................  1.23%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Equity Aggressive Growth Series II asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II or JNL/S&P Equity Growth Series II, but less risk than JNL/S&P Very Aggressive Growth Series II.

When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Equity Aggressive Growth Series II is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public. David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Conservative Growth Series

Investment Objective. The investment objective of the JNL/S&P Conservative Growth Series is capital growth and current income.

Principal Investment Strategies. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Conservative Growth Series may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/PIMCO Total Return Bond Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, JNL/Putnam International Equity Series, JNL/Putnam Midcap Growth Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest exclusively in bonds of U.S. corporate and government issuers and Underlying Series that invest exclusively in investment-grade securities.

Under normal circumstances, the Series allocates approximately 50% to 75% of its assets to Underlying Series that invest primarily in equity securities, 15% to 50% to Underlying Series that invest primarily in fixed-income securities and 0% to 20% to Underlying Securities that invest primarily in money market funds. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not been in operation for the year ended December 31, 1999.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                       None
         Maximum Sales Load Imposed on Reinvested Dividends            None
         Deferred Sales Load                                           None
         Redemption Fee                                                None
         Exchange Fee                                                  None

Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment division. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Conservative Growth Series .................................  1.04%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Conservative Growth Series may invest up to 100% of its assets in cash or cash equivalents when the sub-adviser believes that a temporary defensive position is desirable. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Conservative Growth Series is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Moderate Growth Series

Investment Objective. The investment objective of the JNL/S&P Moderate Growth Series is capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Series seeks to achieve its objectives by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Moderate Growth Series may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/PIMCO Total Return Bond Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, JNL/Putnam International Equity Series, JNL/Putnam Midcap Growth Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest exclusively in bonds of U.S. corporate and government issuers and Underlying Series that invest exclusively in investment-grade securities.

Under normal circumstances, the Series allocates approximately 60% to 80% of its assets to Underlying Series that invest primarily in equity securities and 20% to 40% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the valueof its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not been in operation for the year ended December 31, 1999.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                         None
         Maximum Sales Load Imposed on Reinvested Dividends              None
         Deferred Sales Load                                             None
         Redemption Fee                                                  None
         Exchange Fee                                                    None

Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment division. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Moderate Growth Series .....................................  1.00%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Moderate Growth Series may invest up to 100% of its assets in cash or cash equivalents when the sub-adviser believes that a temporary defensive position is desirable. Doing so may reduce the potential appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Moderate Growth Series is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL/S&P Aggressive Growth Series

Investment Objective. The investment objective of the JNL/S&P Aggressive Growth Series is capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Series seeks to achieve its objectives by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Aggressive Growth Series may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Janus Growth & Income Series, JNL/PIMCO Total Return Bond Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, JNL/Putnam International Equity Series, JNL/Putnam Midcap Growth Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest exclusively in bonds of U.S. corporate and government issuers and Underlying Series that invest exclusively in investment-grade securities.

Under normal circumstances, the Series allocates 75% to 100% of its assets to Underlying Series that invest primarily in equity securities and 0% to 25% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not been in operation for the year ended December 31, 1999.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.20%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.20%
--------------------------------------------------------------------------------

As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment division. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Aggressive Growth Series ...................................  1.17%

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $20
--------------------------------------------------------------------------------
3 Years                                                                      $64
--------------------------------------------------------------------------------
5 Years                                                                     $113
--------------------------------------------------------------------------------
10 Years                                                                    $255
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL/S&P Aggressive Growth Series may invest up to 100% of its assets in cash or cash equivalents when the sub-adviser believes that a temporary defensive position is desirable. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/S&P Aggressive Growth Series is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.

JNL Enhanced Intermediate Bond Index Series

Investment Objective. The investment objective of the JNL Enhanced Intermediate Bond Fund Index Series is to match or exceed the return of the Lehman Brothers Intermediate Government/Corporate Bond Index.

Principal Investment Strategies. The Series seeks to achieve its objective by utilizing an enhanced bond indexing strategy intended to add incremental value over the Lehman Brothers Intermediate Government/Corporate Index in a risk-controlled framework. The JNL Enhanced Intermediate Bond Index Series invests primarily in U.S. dollar-denominated U.S. Treasury, Agency, corporate, and mortgage- and other asset-backed securities, and supranational and sovereign debt obligations. The Series invests at least 65% in a diversified portfolio of intermediate-maturity, investment-grade fixed-income securities The Series has no policy regarding the quality and maturity of the bonds which may be purchased..
The sub-adviser may engage in options, financial futures and swap transactions in seeking to hedge the portfolio or enhance return.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in the securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series' sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.75%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.75%
--------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $77
--------------------------------------------------------------------------------
3 Years                                                                     $240
--------------------------------------------------------------------------------
5 Years                                                                     $417
--------------------------------------------------------------------------------
10 Years                                                                    $930
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in money market funds including those for which the sub-adviser acts as an investment adviser. As a shareholder in a money market fund, the Series would bear its share of that fund's expenses.

The sub-adviser uses a combination of quantitative and qualitative analysis in balancing the top-down sector decision - selecting among government obligations, corporate securities and structured investments - with the bottom-up security selection which is based upon fundamental and technical analysis.

The Series may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL International Index Series

Investment Objective. The investment objective of the JNL International Index Series is to closely match the performance of the Morgan Stanley Capital International Europe and Australasia, Far East Equity Index (MSCI E.A.FE. Index) while minimizing transaction costs.

Principal Investment Strategies. The Series seeks to achieve its objective through a diversified portfolio whose returns closely parallel those of the MSCI E.A.FE. Index. The Series typically holds all securities contained in the MSCI E.A.FE. Index. To better track the performance of the Index and provide liquidity, the Series may hold E.A.FE. futures contracts instead of cash equivalents in its portfolio. The sub-adviser uses a trading approach intended to reduce the Series' transaction costs.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Emerging markets risk. The Series may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                         None
         Maximum Sales Load Imposed on Reinvested Dividends              None
         Deferred Sales Load                                             None
         Redemption Fee                                                  None
         Exchange Fee                                                    None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.75%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.75%
--------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $77
--------------------------------------------------------------------------------
3 Years                                                                     $240
--------------------------------------------------------------------------------
5 Years                                                                     $417
--------------------------------------------------------------------------------
10 Years                                                                    $930
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL Russell 2000 Index Series

Investment Objective. The investment objective of the JNL Russell 2000 Index Series is to closely match the returns and characteristics of the Russell 2000 Index.

Principal Investment Strategies. The Series seeks to achieve its objective through a diversified portfolio whose return closely tracks that of the Russell 2000 Index. The Series typically holds all the common stocks included in the Russell 2000 Index.

The sub-adviser generally follows a buy and hold strategy, trading only when there is a change in the composition of the Russell 2000 Index or when cash flow activity occurs in the Series. The sub-adviser uses a trading approach intended to reduce the Series' transaction costs.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o Small cap investing risk. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Series is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people, and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Series may not be appropriate for all investors.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

-------------------------------------------------------------------------------
Annual Series Operating expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.60%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.60%
--------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $61
--------------------------------------------------------------------------------
3 Years                                                                     $192
--------------------------------------------------------------------------------
5 Years                                                                     $335
--------------------------------------------------------------------------------
10 Years                                                                    $750
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL Russell 2000 Index Series may also hold U.S. Treasury Bills, short-term fixed- income securities, equity index futures, Standard & Poor's Depository Receipts traded on the American Stock Exchange and other similar derivative instruments.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL S&P 500 Index Series

Investment Objective. The investment objective of the JNL S&P 500 Index Series is to closely match the returns and characteristics of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

Principal Investment Strategies. The Series seeks to achieve its objective through a diversified portfolio whose return closely tracks that of the S&P 500 Index. The Series typically holds all the stock in the S&P 500 Index in approximately the same proportions as they appear in the Index. To better track the performance of the Index and provide liquidity, the Series may hold S&P 500 futures contracts instead of cash equivalents in its portfolio. The sub-adviser generally follows a buy and hold strategy, trading only when there is a change in the composition of the S&P 500 Index or when cash flow activity occurs in the Series. The sub-adviser uses a trading approach intended to reduce the Series' transaction costs.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.60%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.60%
--------------------------------------------------------------------------------
Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $61
--------------------------------------------------------------------------------
3 Years                                                                     $192
--------------------------------------------------------------------------------
5 Years                                                                     $335
--------------------------------------------------------------------------------
10 Years                                                                    $750
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL S&P MidCap Index Series

Investment Objective. The objective of the JNL S&P MidCap Index Series is to closely match the returns and characteristics of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index).

Principal Investment Strategies. The Series seeks to achieve its objective through a diversified portfolio whose return closely tracks that of the S&P MidCap 400 Index. The Series typically holds all the stock in the S&P MidCap 400 Index in approximately the same proportions as they appear in the Index. To better track the performance of the Index and provide liquidity, the Series may invest in equity index futures contracts and other derivatives instead of cash equivalents. The sub-adviser generally follows a buy and hold strategy, trading only when there is a change in the composition of the S&P MidCap 400 Index or when cash flow activity occurs in the Series. The sub-adviser uses a trading approach intended to reduce the Series' transaction costs.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                          None
         Maximum Sales Load Imposed on Reinvested Dividends               None
         Deferred Sales Load                                              None
         Redemption Fee                                                   None
         Exchange Fee                                                     None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating expenses(expenses that are deducted from Series  assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.60%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.60%
--------------------------------------------------------------------------------
Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $61
--------------------------------------------------------------------------------
3 Years                                                                     $192
--------------------------------------------------------------------------------
5 Years                                                                     $335
--------------------------------------------------------------------------------
10 Years                                                                    $750
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The JNL S&P MidCap Index Series may invest in interest-bearing cash equivalents, notes and other short-term instruments, including call accounts pending the investment of available cash. The Series will be rebalanced periodically to reflect changes in the S&P MidCap 400 Index, and all dividends and realized capital gains will be reinvested.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

Lazard/JNL Mid Cap Value Series

Investment Objective. The investment objective of the Lazard/JNL Mid Cap Value Series is capital appreciation.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 80% of total assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity. The Russell Mid Cap Index is composed of selected common stocks of medium-size U.S. companies. The Series' equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global
Depositary Receipts. To the extent its assets are not invested in such securities, the Series may invest in the equity securities of larger capitalization companies or investment grade fixed-income securities. In searching for undervalued medium capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell
Midcap Index. The sub-adviser may sell a security for any of the following reasons:

         o its price rises to a level where it no longer reflects value (target valuation);

         o    the underlying investment assumptions are no longer valid;

         o    company management changes their direction; or

         o external events occur (e.g., changes in regulation, taxes and competitive position).

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests primarily in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Value investing risk. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

4.77%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 12.00% (2nd quarter of 1999) and its lowest quarterly return was -13.00% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                               1 year            Life of Series*

Lazard/JNL Mid Cap Value Series                 4.77%                -1.78%
Russell MidCap Index                           16.48%                10.22%

The Russell Mid Cap Index is a broad-based, unmanaged index. * The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                        None
         Maximum Sales Load Imposed on Reinvested Dividends             None
         Deferred Sales Load                                            None
         Redemption Fee                                                 None
         Exchange Fee                                                   None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              1.08%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.05%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.13%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $115
--------------------------------------------------------------------------------
3 Years                                                                     $359
--------------------------------------------------------------------------------
5 Years                                                                     $622
--------------------------------------------------------------------------------
10 Years                                                                   1,375
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. For temporary, defensive purposes, the Series may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Lazard/JNL Mid Cap Value Series is Lazard Asset Management (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a division of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

Herbert W. Gullquist and Eileen Alexanderson share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Ms. Alexanderson has been with Lazard since 1979. She has been a Managing Director of Lazard Freres since January 1997; prior thereto, Ms. Alexanderson was a Senior Vice President of Lazard. Ms. Alexanderson is responsible for U.S./global equity management and overseeing the day-to-day operations of the U.S. Small Cap and U.S. Mid Cap equity investment teams. Mr. Gullquist and Ms. Alexanderson have shared responsibility for the day-to-day management of the Series since the inception of the Series.

Lazard/JNL Small Cap Value Series

Investment Objective. The investment objective of the Lazard/JNL Small Cap Value Series is capital appreciation.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 80% of its total assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000 Index that the sub-adviser believes are undervalued based on their return on equity. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies. The Series' equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. The Lazard/JNL Small Cap Value Series invests in equity securities of small U.S. companies that, in the sub-adviser's opinion, have one or more of the following characteristics: (i) are undervalued relative to their earnings, cash flow, or asset values; (ii) have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within 2 years; (iii) are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power; (iv) have low projected price-to-earnings or price-to-cash-flow multiples; (v) have the potential to become a larger factor in the company's business; (vi) have significant debt but have high levels of free cash flow; and
(vii) have a relatively short corporate history with the expectation that the business may grow. In searching for undervalued small capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o Value investing risk. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

         o Small cap investing risk. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Series is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Series may not be appropriate for all investors.

         o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

1.96%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 20.18% (2nd quarter of 1999) and its lowest quarterly return was -8.85% (1st quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                               1 year            Life of Series*

Lazard/JNL Small Cap Value Series               1.96%                -6.27%
Russell 2000                                   21.35%                 5.69%

The Russell 2000 Index is a broad-based, unmanaged index. * The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                          None
         Maximum Sales Load Imposed on Reinvested Dividends               None
         Deferred Sales Load                                              None
         Redemption Fee                                                   None
         Exchange Fee                                                     None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              1.15%
--------------------------------------------------------------------------------
Distribution (12b-1)Fees                                                   0.03%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.18%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $120
--------------------------------------------------------------------------------
3 Years                                                                     $375
--------------------------------------------------------------------------------
5 Years                                                                     $649
--------------------------------------------------------------------------------
10 Years                                                                  $1,432
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell 2000 Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

The Series may invest in equity securities of larger U.S. companies or investment grade fixed-income securities.

The Series may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

For temporary, defensive purposes, the Series may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Lazard/JNL Small Cap Value Series is Lazard Asset Management (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a division of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

Herbert W. Gullquist and Eileen Alexanderson share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Ms. Alexanderson has been with Lazard since 1979. She has been a Managing Director of Lazard Freres since January 1997; prior thereto, Ms. Alexanderson was a Senior Vice President of Lazard. Ms. Alexanderson is responsible for U.S./global equity management and overseeing the day-to-day operations of the U.S. Small Cap and U.S. Mid Cap equity investment teams. Mr. Gullquist and Ms. Alexanderson have shared responsibility for the day-to-day management of the Series since the inception of the Series.

PPM America/JNL Balanced Series

Investment Objective. The investment objective of the PPM America/JNL Balanced Series is reasonable income, long-term capital growth and preservation of capital.

Principal Investment Strategies. The Series seeks to achieve its objectives by investing primarily in a diversified portfolio of common stock and fixed-income securities of U.S. companies, but may also invest in securities convertible into common stocks, deferred debt obligations and zero coupon bonds. The Series may invest in any type or class of security. The anticipated mix of the Series' holdings is approximately 45-75% of its assets in equities and 25-55% in fixed-income securities.

The Series emphasizes investment-grade, fixed-income securities. However, the Series may take a modest position in lower- or non-rated fixed-income securities, and if, in the sub-adviser's opinion, market conditions warrant, may increase its position in lower- or non-rated securities from time to time.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

10.81%            18.43%            10.06%           -0.11%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 9.77% (2nd quarter of 1997) and its lowest quarterly return was -5.75% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                             1 year              Life of Series*

PPM America/JNL Balanced Series               -0.11%                11.64%
S&P 500 Index                                 21.04%                26.95%
Lehman Brothers Aggregate Bond Index          -0.82%                 5.98%

Each of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Series began operations on May 15, 1995. Prior to May 1, 1997, the Series was managed by Phoenix Investment Counsel, Inc.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.82%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.01%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.83%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $85
--------------------------------------------------------------------------------
3 Years                                                                     $265
--------------------------------------------------------------------------------
5 Years                                                                     $460
--------------------------------------------------------------------------------
10 Years                                                                  $1,025
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The PPM America/JNL Balanced Series invests primarily in common stocks and fixed-income securities The Series may use derivative instruments, such as options and financial futures contracts, for hedging purposes. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices.

For temporary, defensive purposes, the Series may invest up to all of its assets in cash equivalents, such as U.S. Government securities and high grade commercial paper. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL Balanced Series is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies.

PPM supervises and manages the investment portfolio of the Series and directs the purchase and sale of the Series' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Series. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Series' investment objectives. PPM has supervised and managed the investment portfolio of the Series since May 1, 1997.

PPM America/JNL High Yield Bond Series

Investment Objective. The primary investment objective of the PPM America/JNL High Yield Bond Series is to provide a high level of current income; its secondary investment objective is capital appreciation by investing in fixed-income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.

Principal Investment Strategies. The Series attempts to achieve its objective by investing substantially in a diversified portfolio of long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities of U.S. and foreign issuers, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. The Series will invest at least 65% in "junk bonds," which are bonds rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by the sub-adviser to be of comparable quality. However, the Series will not invest more than 10% of its total assets in bonds rated C by Moody's or D by S&P (or unrated but considered by the sub-adviser to be of comparable quality). Lower-rated securities generally involve a higher risk of default than higher-rated ones.In pursuing its secondary investment objective of capital appreciation, the Series may purchase high-yield bonds that the sub-adviser expects will increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Series may invest for this purpose up to 25% of its assets in equity securities, such as common stocks or securities convertible into or exchangeable for common stock.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in the securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               To the extent the Series invests in the equity securities of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Treating high current income as its primary investment objective means that the Series may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

12.90%            15.05%            3.84%            1.09%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 5.71% (3rd quarter of 1997) and its lowest quarterly return was -4.56% (3rd quarter of 1998).
                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                             1 year             Life of Series*

PPM America/JNL High Yield Bond Series          1.09%                8.32%
Lehman Brothers High Yield Index                2.39%                9.15%

The Lehman Brothers High Yield Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                    None
         Maximum Sales Load Imposed on Reinvested Dividends         None
         Deferred Sales Load                                        None
         Redemption Fee                                             None
         Exchange Fee                                               None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.82%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.01%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.83%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $85
--------------------------------------------------------------------------------
3 Years                                                                     $265
--------------------------------------------------------------------------------
5 Years                                                                     $460
--------------------------------------------------------------------------------
10 Years                                                                  $1,025
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The PPM America/JNL High Yield Bond Series invests the majority of its assets under normal market conditions in U.S. corporate bonds of below investment-grade quality and with maturities exceeding three years.
In addition to investing in securities of foreign issuers, the Series may also hold a portion of its assets in foreign currencies and enter into forward currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. The Series may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. The Series may invest without limit in zero coupon bonds.

The Series may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. In doing so, the Series may not be pursuing its investment objectives.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL High Yield Bond Series is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies.

PPM supervises and manages the investment portfolio of the Series and directs the purchase and sale of the Series' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Series. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Series' investment objectives. PPM has supervised and managed the investment portfolio of the Series since inception of the Series.

PPM America/JNL Money Market Series

Investment Objective. The investment objective of the PPM America/JNL Money Market Series is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies. The Series invests in the following types of high quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.

          o Obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities;

          o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. banks and savings banks that are members of the Federal Deposit Insurance Corporation, including their foreign branches and foreign subsidiaries, and issued by domestic and foreign branches of foreign banks;

          o Corporate obligations, including commercial paper, of domestic and foreign issuers;

          o Obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

          o Repurchase agreements on obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 The sub-adviser manages the Series to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Series may invest more than 25% of its assets in the U.S. banking industry.

Principal Risks of Investing in the Series. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

4.87%             5.01%             4.99%            4.67%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 1.30% (3rd quarter of 1995) and its lowest quarterly return was 1.07% (1st quarter of 1999).
                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                            1 year               Life of Series*

PPM America/JNL Money Market Series          4.67%                   4.93%
Merrill Lynch Treasury Bill Index (3 month)  4.85%                   5.34%

The 7-day yield of the Series on December 31, 1999, was 5.37%. The Merrill Lynch Treasury Bill Index is a broad-based unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.70%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.70%
--------------------------------------------------------------------------------

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $72
--------------------------------------------------------------------------------
3 Years                                                                     $224
--------------------------------------------------------------------------------
5 Years                                                                     $390
--------------------------------------------------------------------------------
10 Years                                                                     871
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL Money Market Series is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies.

PPM supervises and manages the investment portfolio of the Series and directs the purchase and sale of the Series' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Series. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Series' investment objectives. PPM has supervised and managed the investment portfolio of the Series since inception of the Series.

Salomon Brothers/JNL Balanced Series

Investment Objective. The investment objective of the Salomon Brothers/JNL Balanced Series is to obtain above-average income. The Series' secondary objective is to take advantage of opportunities for growth of capital and income.

Principal Investment Strategies. The Series seeks to achieve its objectives by investing in a diversified portfolio of a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. The Series may vary the percentage of assets invested in any one type of security in accordance with the sub-adviser's view of existing and anticipated economic and market conditions, fiscal and monetary policy and underlying security values.

Under normal market conditions, approximately 40% of the Series' assets will consist of equity securities. Equity holdings may include common and preferred stock, securities convertible into common or preferred stock, rights and warrants, equity interests in trusts, partnerships, joint ventures or similar enterprises, and Depositary Receipts.

The sub-adviser may invest up to 25% in the full range of maturities of fixed-income securities, which may include corporate debt securities, U.S. Government securities, mortgage-backed securities, zero coupon bonds, deferred interest bonds and payment-in-kind securities. Generally, most of the Series' long-term debt investments consist of investment grade securities, although the Series may invest in non-investment grade securities commonly known as "junk bonds." The Series may also invest in foreign securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in equity securities of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

0.09%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was -4.91% (3rd quarter of 1999) and its lowest quarterly return was 4.15% (2nd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                             1 year            Life of Series*

Salomon Brothers/JNL Balanced Series          0.09%                 3.23%
Lehman Brothers Aggregate Bond Index         -0.82%                 2.83%
S&P 500 Index                                21.04%                21.78%

Each of the Lehman Brothers Aggregate Bond Index and the S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                       None
         Maximum Sales Load Imposed on Reinvested Dividends            None
         Deferred Sales Load                                           None
         Redemption Fee                                                None
         Exchange Fee                                                  None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses
expenses that are deducted directly from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.90%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   .01%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.91%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $93
--------------------------------------------------------------------------------
3 Years                                                                     $290
--------------------------------------------------------------------------------
5 Years                                                                     $504
--------------------------------------------------------------------------------
10 Years                                                                  $1,120
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Salomon Brothers/JNL Balanced Series allocates its assets primarily among common stocks, investment-grade bonds, convertible securities, high-yield/high-risk securities and cash.

The Series may use derivative instruments, such as futures contracts and options, for hedging or maturity or duration purposes, or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Salomon Brothers/JNL Balanced Series is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

George Williamson, Director and Senior Portfolio Manager of SBAM, is primarily responsible for the day-to-day management of the Series. Mr. Williamson has had primary responsibility for the day-to-day management of the Series since September 1998.

Salomon Brothers/JNL Global Bond Series

Investment   Objective.   The  primary  investment   objective  of  the  Salomon
Brothers/JNL Global Bond Series is to seek a high level of current income. As a secondary objective, the Series seeks capital appreciation.

Principal Investment Strategies. The Salomon Brothers/JNL Global Bond Series invests at least 65% in a globally diverse portfolio of fixed-income investments. The sub-adviser has broad discretion to invest the Series' assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities, emerging market debt securities and investment-grade foreign debt securities. These segments include U.S. Government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization. The Series does not currently intend to invest more than 75% of assets in medium or lower rated securities.

In determining the assets to invest in each type of security, the sub-adviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. The sub-adviser continuously reviews the allocation of assets for the Series and makes such adjustments as it deems appropriate. The sub-adviser has discretion to select the range of maturities of the various fixed income securities in which the Series invests. The sub-adviser anticipates that, under current market conditions, the Series' portfolio securities will have a weighted average life of 6 to 10 years. However, the weighted average life of the portfolio securities may vary substantially from time to time depending on economic and market conditions.

The sub-adviser may invest in medium or lower-rated securities. Investments of this type involve significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in fixed-income securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o High-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Emerging markets risk. The Series may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.
Annual Total Returns as of December 31

14.39%            10.66%   2.46%    1.87%
[Insert Chart]
1996              1997     1998     1999

In the periods shown in the chart, the Series' highest quarterly return was 4.86% (2nd quarter of 1997) and its lowest quarterly return was -2.72% (3rd quarter of 1998).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                                  1 year         Life of Series*

Salomon Brothers/JNL Global Bond Series            1.87%                7.79%
Salomon Smith Barney Broad Investment Grade Index -0.83%                6.46%

The Salomon Smith Barney Broad Investment Grade Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                        None
         Maximum Sales Load Imposed on Reinvested Dividends             None
         Deferred Sales Load                                            None
         Redemption Fee                                                 None
         Exchange Fee                                                   None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.95%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.01%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.96%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $98
--------------------------------------------------------------------------------
3 Years                                                                     $306
--------------------------------------------------------------------------------
5 Years                                                                     $531
--------------------------------------------------------------------------------
10 Years                                                                  $1,178
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Series may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. Doing so may reduce the potential for high current income or appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Salomon Brothers/JNL Global Bond Series is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individualand institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

In connection with SBAM's service as sub-adviser to the Series, SBAM Limited, whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. SBAM Limited is compensated by SBAM at no additional expense to the Trust.


Peter J. Wilby is primarily responsible for the day-to-day management of the high-yield and emerging market debt securities portions of the Series. Mr. Wilby has had primary responsibility for the day-to-day management of the high-yield and emerging market debt securities portions of the Series since the inception of the Series. Beth Semmel assists Mr. Wilby in the day-to-day management of the Series. Mr. Wilby, who joined SBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities. Ms. Semmel is a Managing Director of SBAM. Ms. Semmel joined SBAM in May of 1993, where she manages high-yield portfolios. Ms. Semmel has assisted in the day-to-day management of the Series since inception of the Series.

David J. Scott, a Managing Director and Senior Portfolio Manager of SBAM, is primarily responsible for currency transactions and investments in non-dollar denominated debt securities for the Series.

Roger Lavan is primarily responsible for the mortgage-backed securities and U.S. Government securities portions of the Series. Mr. Lavan joined SBAM in 1990 and is a Director and Portfolio Manager responsible for investment grade portfolios.

Salomon Brothers/JNL High Yield Bond Series

Investment Objective. The investment objective of the Salomon Brothers/JNL High Yield Bond Series is to maximize current income. As a secondary objective, the Series seeks capital appreciation.

Principal Investment Strategies. The Salomon Brothers/JNL High Yield Bond Series invests a substantial percentage of its total assets in high-yield, high-risk debt securities, commonly referred to as "junk bonds." In light of the risks associated with such securities, the sub-adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The sub-adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the sub-adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Series' ability to achieve its investment objectives may be more dependent on the sub-adviser's credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Series' secondary objective of capital appreciation, the sub-adviser looks for those companies that the sub-adviser believes have the highest potential for improving credit fundamentals. The Fund may also invest in securities of foreign issuers.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in fixed-income securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

               To the extent the Series invests in the equity securities of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31
-1.76%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 1.56% (1st quarter of 1999) and its lowest quarterly return was -2.18% (3rd quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                               1 year            Life of Series*

Salomon Brothers/JNL High Yield Bond Series    -1.76%                -0.25%
Salomon Brothers High Yield Index               1.73%                 1.29%

The Salomon Brothers High Yield Index is a broad-based, unmanaged index. * The Series began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                        None
         Maximum Sales Load Imposed on Reinvested Dividends             None
         Deferred Sales Load                                            None
         Redemption Fee                                                 None
         Exchange Fee                                                   None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses(expenses that are deducted from Series  assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.90%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.01%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.91%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $93
--------------------------------------------------------------------------------
3 Years                                                                     $290
--------------------------------------------------------------------------------
5 Years                                                                     $504
--------------------------------------------------------------------------------
10 Years                                                                  $1,120
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers. The Series may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations. The Series may invest in fixed- and floating-rate loans, including loan participations. The Series may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests. The Series may also invest up to 10% of its total assets in equity securities (other than preferred stock, in which the Series may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

The sub-adviser has discretion to select the range of maturities of the fixed-income securities in which the Series may invest. The sub-adviser anticipates that, under current market conditions, the Series will have average portfolio life of 10 to 15 years. However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, and invest in indexed securities for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

When the sub-adviser believes that adverse conditions prevail in the markets for high-yield fixed-income securities that make the Series' investment strategy inconsistent with the best interests of the Series' shareholders, the Series may invest its assets without limit in high-quality, short-term money market instruments. Doing so may reduce the potential for high current income or appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Salomon Brothers/JNL High Yield Bond Series is Salomon Brothers Asset Management Inc
(SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

Peter J. Wilby is primarily responsible for the day-to-day management of the Series. Mr. Wilby has had primary responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Wilby, who joined SBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SBAM is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities.

Salomon Brothers/JNL U.S. Government & Quality Bond Series

Investment Objective. The investment objective of the Salomon Brothers/JNL U.S. Government & Quality Bond Series is to obtain a high level of current income.

Principal Investment Strategies. The Salomon Brothers/JNL U.S. Government & Quality Bond Series invests at least 65% of its assets in:

          (i)  U.S. Treasury obligations;

          (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;

          (iii)mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

          (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

          (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. Government; and

          (vi) repurchase agreements collateralized by any of the foregoing.

Any guarantee of the securities in which the Series invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. Government agency may significantly fluctuate in value, and the Series may not receive the originally anticipated yield on the security. Shares of the Series are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities.

The sub-adviser seeks to add value by actively managing the portfolio's interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Series, the sub-adviser determines a security's average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests in fixed-income securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

         o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

2.58%             9.16%             9.40%            -2.50%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 5.86% (3rd quarter of 1998) and its lowest quarterly return was -2.13% (1st quarter of 1996).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                         1 year              Life of Series*

Salomon Brothers/JNL U.S. Government &
  Quality Bond Series                    -2.50%                  5.42%
Salomon Brothers Treasury Index          -2.45%                  6.08%

The Salomon Brothers Treasury Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                          None
         Maximum Sales Load Imposed on Reinvested Dividends               None
         Deferred Sales Load                                              None
         Redemption Fee                                                   None
         Exchange Fee                                                     None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses expenses that are deducted from Series  assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.01%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.81%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $83
--------------------------------------------------------------------------------
3 Years                                                                     $259
--------------------------------------------------------------------------------
5 Years                                                                     $450
--------------------------------------------------------------------------------
10 Years                                                                   $1002
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Salomon Brothers/JNL U.S. Government & Quality Bond Series is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

Roger Lavan is primarily responsible for the day-to-day management of the Series. Mr. Lavan joined SBAM in 1990 and is a Director and Portfolio Manager responsible for investment grade portfolios.

T. Rowe Price/JNL Established Growth Series

Investment Objective. The investment objective of the T. Rowe Price/JNL Established Growth Series is long-term growth of capital and increasing dividend income.

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of well-established U.S. growth companies. A growth company is one which (i) has demonstrated historical growth of earnings faster than the growth of inflation and the economy in general, and (ii) has indications of being able to continue this growth pattern in the future.While the Series will invest principally in U.S. companies, a substantial portion of the Series' assets can be invested in foreign stocks.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests primarily in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

22.59%            29.47%            27.78%           21.77%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 23.36% (4th quarter of 1998) and its lowest quarterly return was -11.63% (3rd quarter of 1998).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                              1 year             Life of Series*

T. Rowe Price/JNL Established Growth Series    21.77%                 26.74%
S&P 500 Index                                  21.04%                 26.95%

The S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              0.93%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.02%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     0.95%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                       $97
--------------------------------------------------------------------------------
3 Years                                                                     $303
--------------------------------------------------------------------------------
5 Years                                                                     $525
--------------------------------------------------------------------------------
10 Years                                                                  $1,166
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The T. Rowe Price/JNL Established Growth Series invests most of its assets in common stocks of U.S. companies. However, the Series may invest in other securities, including convertible securities, warrants, preferred stocks and corporate and government debt obligations.

The  Series  may  use  derivative  instruments,  such  as  options  and  futures
contracts,   for  hedging  purposes  and  to  maintain  market  exposure.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Series uses futures and options, it is exposed to additional volatility and potential losses.

The Series may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the T. Rowe Price/JNL Established Growth Series is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.

Robert W. Smith is responsible for the day-to-day management of the Series. Mr. Smith is a Managing Director and Equity Portfolio Manager for T. Rowe. Mr. Smith joined T. Rowe in 1992 and has been managing investments since 1987. Mr. Smith has had responsibility for the day-to-day management of the Series since February 21, 1997.

T. Rowe Price/JNL Mid-Cap Growth Series

Investment Objective. The investment objective of the T. Rowe Price/JNL Mid-Cap Growth Series is long-term growth of capital.

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 65% of its total assets, under normal market conditions in a diversified portfolio of common stocks of medium-sized (mid-cap) U.S. companies which the sub-adviser believes have the potential for above-average earnings growth. The sub-adviser defines mid-cap companies as those whose market capitalization, at the time of acquisition by the Series, falls within the capitalization range of companies in the S&P MidCap 400 Index. The sub-adviser relies on its proprietary research to identify mid-cap companies with attractive growth prospects. The Series seeks to invest primarily in companies that: (i) offer proven products or services; (ii) have a historical record of earnings growth that is above average; (iii) demonstrate the potential to sustain earnings growth; (iv) operate in industries experiencing increasing demand; and/or (v) the sub-adviser believes are undervalued in the marketplace. However, the Series will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

Stocks of mid-cap companies entail greater risk and are usually more volatile than shares of larger companies. In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

23.47%            18.21%            21.49%           24.01%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 27.05% (4th quarter of 1998) and its lowest quarterly return was -18.02% (3rd quarter of 1998).

                            Average Annual Total Returns as of December 31, 1999
                            ----------------------------------------------------
                                              1 year             Life of Series*

T. Rowe Price/JNL Mid-Cap Growth Series        24.01%                25.27%
S&P MidCap 400 Index                           14.70%                21.41%

The S&P MidCap 400 Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                            None
         Maximum Sales Load Imposed on Reinvested Dividends                 None
         Deferred Sales Load                                                None
         Redemption Fee                                                     None
         Exchange Fee                                                       None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              1.03%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.01%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.04%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $106
--------------------------------------------------------------------------------
3 Years                                                                     $331
--------------------------------------------------------------------------------
5 Years                                                                     $574
--------------------------------------------------------------------------------
10 Years                                                                  $1,271
--------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The T. Rowe Price/JNL Mid-Cap Growth Series seeks to achieve its objective of long-term growth of capital by investing primarily in common stocks of U.S. companies with medium-sized market capitalizations and the potential for above-average growth. The Series may also invest in securities other than U.S. common stocks, including foreign securities, convertible securities, and warrants. The Series may use derivative instruments, such as options and futures contracts, for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Series uses futures and options, it is exposed to additional volatility and potential losses.

The Series may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The  Sub-Adviser  and  Portfolio  Management.  The  sub-adviser  to the T.  Rowe
Price/JNL Mid-Cap Growth Series is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.

The Series has an Investment Advisory Committee composed of the following members: Brian W. Berghuis, Chairman, James A.C. Kennedy, and John F. Wakeman. The Committee Chairman has day to day responsibility for managing the Series and works with the Committee in developing and executing the Series' investment program. Mr. Berghuis, a Managing Director of T. Rowe, has been managing investments since joining T. Rowe in 1985. The Investment Advisory Committee has had day-to-day responsibility for managing the Series since the inception of the Series.

T. Rowe Price/JNL Value Series

Investment Objective. The investment objective of the T. Rowe Price/JNL Value Series is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the portfolio manager regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include smaller companies. In selecting investments, the sub-adviser generally looks for the following:

          o low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

          o    low stock price relative to a company's underlying asset values;

          o    a plan to improve the business through restructuring; and

          o    a   sound   balance   sheet   and   other   positive    financial
               characteristics.

Principal Risks of Investing in the Series. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small- and medium-company stocks generally involves greater risks than investing in larger, more established ones. Value investing risk. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

Performance. This Series will commence investment operations on or about the date of this Prospectus. Therefore, a bar chart and table have not been included for this Series.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                           None
         Maximum Sales Load Imposed on Reinvested Dividends                None
         Deferred Sales Load                                               None
         Redemption Fee                                                    None
         Exchange Fee                                                      None

Expenses. The table below shows certain expenses you will incur as a Series investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Series Operating Expenses (expenses that are deducted from Series assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                              1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   .12%
--------------------------------------------------------------------------------
Other Expenses                                                                0%
--------------------------------------------------------------------------------
Total Series Annual Operating Expenses                                     1.12%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Series. The distribution fee noted is an estimate and therefore it is not possible to determine with accuracy actual amounts that will be received by the Series under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                                      $114
--------------------------------------------------------------------------------
3 Years                                                                     $356
--------------------------------------------------------------------------------
5 Years                                                                     $617
--------------------------------------------------------------------------------
10 Years                                                                  $1,363
--------------------------------------------------------------------------------

COMPARABLE PERFORMANCE

Public Fund Performance

The T. Rowe Price/JNL Value Series has substantially similar investment objectives, policies and investment strategies as certain mutual funds whose shares are sold to the public. The T. Rowe Price Value Fund is a public mutual fund managed by T. Rowe Price Associates, Inc., the same Sub-Adviser which manages each of the corresponding Series.

The historical performance of the T. Rowe Price Value Fund is shown below. This performance data should not be considered as an indication of future performance of the Series. The public mutual fund performance figures shown below:

          o reflects the historical fees and expenses paid by the T. Rowe Value Fund and not those paid by the Series.

          o    do not  reflect  Contract  fees or  charges  imposed  by  Jackson
               National Life. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Series performance.

The Series and their corresponding public mutual fund series are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

          o differences in asset size and cash flow resulting from purchases and redemptions of Series shares may result in different security selections

          o    differences in the relative weightings of securities

          o    differences in the price paid for particular portfolio holdings

          o    differences relating to certain tax matters

However, the differences cited do not alter the conclusion that the Funds have substantially similar investment objectives, policies and strategies.

The chart below shows performance information for the T. Rowe Price Value Fund, a retail mutual fund managed by the Series' sub-advisor with assets of $851.4 million at 12/31/99.


-------------------------------------------------------------------------------------------------------------
                            Annualized Returns for the period ended 12/31/99 (1)
-------------------------------------------------------------------------------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
                                     T. Rowe Price Value Fund                   Lipper Multi-Cap
                                                                             Value Funds Average (2)
------------------------------- ------------------------------------ ----------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
1 Year                                         9.16%                                  6.34%
------------------------------- ------------------------------------ ----------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
3 Years                                       14.66%                                 13.15%
------------------------------- ------------------------------------ ----------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
5 Years                                       22.06%                                 18.12%
------------------------------- ------------------------------------ ----------------------------------------
------------------------------- ------------------------------------ ----------------------------------------
Since Inception*                              21.61%                                 16.83%
------------------------------- ------------------------------------ ----------------------------------------

*September 30, 1994

(1) Source: T. Rowe Price Associates, Inc. Total returns were calculated using the actual fees and expenses of the T. Rowe Value Fund. These fees and expenses are less than the fees charged by the Series. The performance returns would have been lower if the actual expenses of the Series had been used. The returns were calculated using the standardized Securities and Exchange Commission method. Actual account performance will vary depending on the size of a portfolio and applicable fee schedule. Performance figures are based on historical performance and do not guarantee future results. Performance for the T. Rowe Price/JNL Vale Series will vary based on different fees, different implementation of investment policies, different cash flows into and out of the portfolio and different sizes.

(2) The Lipper Multi-Cap Value Funds Average consists of all the mutual funds in this particular category as tracked by Lipper Inc. The Multi-Cap Value Fund category includes funds that by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Series. The Series may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Series may invest up to 25% of its total assets (excluding reserves) in foreign securities. Although the Series will invest primarily in common stocks, the Series may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Series' investment program. These may include:

          o    preferred stocks

          o    convertible securities and warrants



o fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as "junk bonds"

          o    hybrid   instruments   which  combine  the   characteristics   of
               securities, futures and options

          o    private placements

If the Series uses futures and options, it is exposed to additional volatility and potential losses.The SAI has more information about the Series' authorized investments and strategies.

Sub-Adviser and Portfolio Management. The sub-adviser to the T. Rowe Price/JNL Value Series is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.

The Series has an Investment  Advisory  Committee  with the  following  members:
Brian C. Rogers, Chairman, Stephen W. Boesel, Richard P. Howard, Kara Cheseby Landers, Robert W. Sharps, and David J. Wallack. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Mr. Rogers is the lead portfolio manager. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

More About The Investment Objectives and Risks of All Series

The investment objectives of the respective Series are not fundamental and may be changed by the Trustees without shareholder approval.

                             MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Financial Services, LLC (JNFS), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. JNFS is a wholly owned subsidiary of Jackson National Life Insurance Company (JNL), which is in turn wholly owned by Prudential plc, a life insurance company in the United Kingdom. JNFS is a successor to Jackson National Financial Services, Inc. which served as investment adviser to the Trust from the inception of the Trust until July 1, 1998, when it transferred its duties as investment adviser and its professional staff for investment advisory services to JNFS.

Management Fee

As compensation for its services, JNFS receives a fee from the Trust computed separately for each Series, accrued daily and payable monthly. The fee which JNFS received from each Series for the fiscal year ended December 31, 1999, is set forth below as an annual percentage of the net assets of the Series' fee. Each JNL/S&P Series will indirectly bear its pro rata share of fees of the Underlying Series in addition to the fees shown for that Series.


---------------------------------------------- ----------------------------------- ---------------------------------
                                                                                         Advisory Fee (Annual Rate
                                                                                              Based on Average Net
Series                                         Assets                                        Assets of each Series)

---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Alger Growth Series                        $0 to $300 million                                             .975%
                                               $300 million to $500 million                                    .95%
                                               Over $500 million                                               .90%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Alliance Growth Series                     $0 to $250 million                                             .775%
                                               Over $250 million                                               .70%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Eagle Core Equity Series                   $0 to $50 million                                               .90%
                                               $50 million to $300 million                                     .85%
                                               Over $300 million                                               .75%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Eagle SmallCap Equity Series               $0 to $150 million                                              .95%
                                               $150 million to $500 million                                    .90%
                                               Over $500 million                                               .85%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/J.P. Morgan Enhanced S&P 500 Stock Index   $0 to $25 million                                               .80%
Series                                         Over $25 million                                                .75%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/J.P. Morgan International & Emerging       $0 to $50 million                                              .975%
Markets Series                                 $50 million to $200 million                                     .95%
                                               $200 million to $350 million                                    .90%
                                               Over $350 million                                               .85%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Aggressive Growth Series             $0 to $150 million                                              .95%
                                               $150 million to $300 million                                    .90%
                                               Over $300 million                                               .85%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Balanced Series                      $0 to $300 million                                              .95%
                                               Over $300 million                                               .90%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Capital Growth Series                $0 to $150 million                                              .95%
                                               $150 million to $300 million                                    .90%
                                               Over $300 million                                               .85%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Global Equities Series               $0 to $150 million                                             1.00%
                                               $150 million to $300 million                                    .95%
                                               Over $300 million                                               .90%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Growth & Income Series               $0 to $300 million                                              .95%
                                               Over $300 million                                               .90%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/PIMCO Total Return Bond Series             All assets                                                      .70%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Putnam Growth Series                       $0 to $150 million                                              .90%
                                               $150 million to $300 million                                    .85%
                                               Over $300 million                                               .80%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Putnam International Equity Series         $0 to $50 million                                              1.10%
                                               $50 million to $150 million                                    1.05%
                                               $150 million to $300 million                                   1.00%
                                               $300 million to $500 million                                    .95%
                                               Over $500 million                                               .90%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Putnam Value Equity Series                 $0 to $150 million                                              .90%
                                               $150 million to $300 million                                    .85%
                                               Over $300 million                                               .80%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Putnam Midcap Growth Series                $0 to $300 million                                              .95%
                                               Over $300 million                                               .90%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Conservative Growth Series I           $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Moderate Growth Series I               $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Aggressive Growth Series I             $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Very Aggressive Growth Series I        $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Equity Growth Series I                 $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Equity Aggressive Growth Series I      $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Conservative Growth Series II          $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Moderate Growth Series II              $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Aggressive Growth Series II            $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Very Aggressive Growth Series II       $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Equity Growth Series II                $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Equity Aggressive Growth Series II     $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Conservative Growth Series             $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Moderate Growth Series                 $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Aggressive Growth Series               $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL Enhanced Intermediate Bond Index Series    All Assets                                                      .65%


---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL International Index Series                 All Assets                                                      .60%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL Russell 2000 Index Series                  All Assets                                                      .50%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL S&P 500 Index Series                       All Assets                                                      .50%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
JNL S&P Mid Cap Value Series                   All Assets                                                      .50%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
Lazard/JNL Mid Cap Value Series                $0 to $150 million                                             .975%
                                               $150 million to $300 million                                   .925%
                                               Over $300 million                                               .90%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
Lazard/JNL Small Cap Value Series              $0 to $50 million                                              1.05%
                                               $50 million to $150 million                                    1.00%
                                               $150 million to $300 million                                   .975%
                                               Over $300 million                                              .925%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
PPM America/JNL Balanced Series                $0 to $50 million                                               .75%
                                               $50 million to $150 million                                     .70%
                                               $150 million to $300 million                                   .675%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                              .625%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
PPM America/JNL High Yield Bond Series         $0 to $50 million                                               .75%
                                               $50 million to $150 million                                     .70%
                                               $150 million to $300 million                                   .675%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                              .625%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
PPM America/JNL Money Market Series            $0 to $150 million                                              .60%
                                               $150 million to $300 million                                   .575%
                                               $300 million to $500 million                                    .55%
                                               Over $500 million                                              .525%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
Salomon Brothers/JNL Balanced Series           $0 to $50 million                                               .80%
                                               $50 million to $150 million                                     .75%
                                               Over $150 million                                               .70%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
Salomon Brothers/JNL Global Bond Series        $0 to $150 million                                              .85%
                                               $150 million to $500 million                                    .80%
                                               Over $500 million                                               .75%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
Salomon Brothers/JNL High Yield Bond Series    $0 to $50 million                                               .80%
                                               $50 million to $150 million                                     .75%
                                               Over $150 million                                               .70%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
Salomon Brothers/JNL U.S. Government &         $0 to $150 million                                              .70%
Quality Bond Series                            $150 million to $300 million                                    .65%
                                               $300 million to $500 million                                    .60%
                                               Over $500 million                                               .55%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
T. Rowe Price/JNL Established Growth Series    $0 to $150 million                                              .85%
                                               Over $150 million                                               .80%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
T. Rowe Price/JNL Mid-Cap Growth Series        $0 to $150 million                                              .95%
                                               Over $150 million                                               .90%

---------------------------------------------- ----------------------------------- ---------------------------------
---------------------------------------------- ----------------------------------- ---------------------------------
T. Rowe Price/JNL Value Series                 $0 to $300 million                                              .90%
                                               Over $300 million                                               .85%
---------------------------------------------- ----------------------------------- ---------------------------------

Sub-Advisory Arrangements

JNFS selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Series of the Trust. JNFS monitors the compliance of such sub-advisers with the investment objectives and related policies of each Series and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with JNFS, the sub-adviser manages the investment and reinvestment of the assets of the assigned Series, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each such Series consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser implements such programs by purchases and sales of securities and regularly reports to JNFS and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each sub-adviser receives a fee from JNFS computed separately for the applicable Series, stated as an annual percentage of the net assets of such Series. The SAI contains a schedule of the management fees JNFS currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Series.

The Investment Adviser and the Trust has filed an application to obtain an exemption from the Securities and Exchange Commission for a multi-manager structure that allows the Investment Adviser to hire, replace or terminate sub-advisers without the approval of shareholders. The order would also allow the Investment Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order would allow the Series to operate more efficiently and with greater flexibility. The Investment Adviser provides the following oversight and evaluation services to the Series:

o performing initial due diligence on prospective sub-advisers for the Series o monitoring the performance of sub-advisers o communicating performance expectations to the sub-advisers
o ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or terminated.


The Investment Adviser does not expect to recommend frequent changes of sub-advisers. Although the Investment Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Series will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, all Series approved this multi-manager structure.


                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Series, except the JNL International Index Series and the JNL/S&P Series, pays to JNFS an Administrative Fee of .10% of the average daily net assets of the Series. The JNL International Index Series pays an Administrative Fee of .15%. The JNL/S&P Series do not pay an Administrative Fee. In return for the fee, JNFS provides or procures all necessary administrative functions and services for the operation of the Series. In addition, JNFS, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

                           BROKERAGE ENHANCEMENT PLAN


At a shareholder meeting of the Trust held on October 26, 2000, all series except the PPM America/JNL Money Market Series and each of the JNL/S&P Series adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).


The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions to introducing brokers ("Brokerage Payments") to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. Management of JNFS has informed the Board of Trustees of the Trust that brokerage commission rates and commission amounts paid by the various Series of the Trust are NOT expected to increase as a result of the implementation of the Plan. As part of the Plan, JNLD would become the principal underwriter of the Series of the Trust adopting the Plan, with responsibility for promoting sales of shares of such Series.

Under the Plan, JNFS or a Sub-Adviser, would, subject to the requirement to seek best price and execution, effect brokerage transactions in portfolio securities through broker-dealers. It is anticipated that activities or services which will be procured through Brokerage Payments and Brokerage Credits given to JNLD will include:

o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Trust, the Series, or the Variable Contracts.

o     Printing  and  mailing of Trust  prospectuses,  statements  of  additional
      information,   any  supplements   thereto  and  shareholder   reports  for
      prospective Variable Contract owners.

o Holding or participating in seminars and sales meetings designed to promote the distribution of shares of the Trust, the Series or the Variable Contracts, including materials intended either for broker-dealer only use or for retail use.

o Providing information about the Trust, its Series or the Variable Contracts, or mutual funds or variable contracts in general, to registered representatives of broker-dealers.

o Providing assistance to broker-dealers that are conducting due diligence on the Trust or its Series or the Variable Contracts.

o Payment of marketing fees or allowances requested by broker-dealers who sell Variable Contracts.

o Obtaining information and providing explanations to Variable Contract owners regarding Series investment options and policies and other information about the Trust and its Series, including the performance of the Series.

o Training sales personnel regarding sales of Variable Contracts.

o Personal service and/or maintenance of the Variable Contract owner accounts.

o Financing any other activity that is intended to result in the sale of Trust shares or the Variable Contracts.



The Plan permits the Brokerage Payments and Credits generated by securities transactions from one series of the Trust to inure to the benefit of other Series as well. The Plan is not expected to increase the brokerage costs of the Trust. For more information about the Plan, please read the "Brokerage Enhancement Plan" section of the Statement of Additional Information.


                           INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (Accounts) of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity contracts (Contracts) and to qualified retirement plans. An insurance company purchases the shares of the Series at their net asset value using premiums received on Contracts issued by the insurance company. There is no sales charge.

Shares of the Series are not available to the general public directly. Some of the Series are managed by sub-advisers who manage publicly traded mutual funds having similar names and investment objectives. While some of the Series may be similar to, and may in fact be modeled after publicly traded mutual funds, Contract purchasers should understand that the Series are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Series may differ substantially.

The net asset value per share of each Series is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Series, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. A Series may invest in securities primarily listed on foreign exchanges and that trade on days when the Series does not price its shares. As a result, a Series' net asset value may change on days when shareholders are not able to purchase or redeem the Series' shares.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Series (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                                SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

          o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

          o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

          o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

Each Series' policy is to meet the requirements of Subchapter M of the Internal Revenue Code (Code) necessary to qualify as a regulated investment company. Each Series intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Series is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Series are considered separately for purposes of determining whether or not the Series qualifies as a regulated investment company.

Because the shareholders of each Series are Accounts and qualified retirement plans, there are no tax consequences to shareholders of buying, holding, exchanging and selling shares of the Series. Distributions from the Series are not taxable to those shareholders. However, owners of Contracts should consult the applicable Account prospectus for more detailed information on tax issues related to the Contracts.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Series. The information does not reflect any charges imposed by an Account investing in shares of the Series. You should refer to the appropriate Account prospectus for additional information regarding such charges.

The information for each of the periods shown below, except for the period ended June 30, 2000, has been audited by PricewaterhouseCoopers LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of PricewaterhouseCoopers LLP thereon, in the Annual Report.

JNL/ALGER GROWTH SERIES

Financial Highlights (Unaudited)


                                                                                                         PERIOD FROM    PERIOD FROM
                                                          SIX MONTHS                                       APRIL 1,     OCTOBER 16,
                                                            ENDED                                          1996 TO       1995* TO
                                                           JUNE 30,         YEAR ENDED DECEMBER 31,       DECEMBER 31,   MARCH 31,
                                                             2000        1999        1998        1997          1996        1996
                                                          --------     --------    --------     -------      -------      ------
Selected Per Share Data

Net asset value, beginning of period ....................   $22.91       $18.95      $13.56      $11.16       $10.38      $10.00

Income from operations:
Net investment income (loss) ............................    (0.01)       (0.03)          -       (0.01)           -           -
Net realized and unrealized gains on investments ........     1.05         6.42        6.20        2.93         0.78        0.38
                                                          --------     --------    --------     -------      -------      ------
Total income from operations ............................     1.04         6.39        6.20        2.92         0.78        0.38
                                                          --------     --------    --------     -------      -------      ------

Less distributions:
From net investment income ..............................        -            -           -           -            -           -
From net realized gains on investment transactions ......        -        (2.43)      (0.81)      (0.52)           -           -
                                                          --------     --------    --------     -------      -------      ------
Total distributions .....................................        -        (2.43)      (0.81)      (0.52)           -           -
                                                          --------     --------    --------     -------      -------      ------
Net increase ............................................     1.04         3.96        5.39        2.40         0.78        0.38
                                                          --------     --------    --------     -------      -------      ------

Net asset value, end of period ..........................   $23.95       $22.91      $18.95      $13.56       $11.16      $10.38
                                                          ========     ========    ========     =======      =======      ======

Total Return (a) ........................................   4.54 %      33.80 %     45.66 %     26.20 %       7.51 %      3.80 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ................ $495,632     $400,639    $164,948     $85,877      $38,252      $8,649
Ratio of expenses to average net assets (b) .............   1.07 %       1.07 %      1.06 %      1.10 %       1.07 %      1.03 %
Ratio of net investment loss to average net assets (b) ..  (0.09)%      (0.22)%     (0.02)%     (0.07)%      (0.02)%     (0.17)%
Portfolio turnover ......................................  45.53 %     122.58 %    121.39 %    125.44 %      59.92 %     50.85 %


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) .............      n/a          n/a      1.06 %      1.10 %       1.19 %      1.89 %
Ratio of net investment loss to average net assets (b) ..      n/a          n/a     (0.02)%     (0.07)%      (0.14)%     (1.03)%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

JNL/ALLIANCE GROWTH SERIES

Financial Highlights (Unaudited)

                                                                                                                      PERIOD FROM
                                                                                       SIX MONTHS                       MARCH 2,
                                                                                         ENDED         YEAR ENDED       1998* TO
                                                                                        JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                                          2000            1999            1998
                                                                                     --------------- --------------- ---------------
      SELECTED PER SHARE DATA

      NET ASSET VALUE, BEGINNING OF PERIOD .....................................     $     16.64     $       13.28   $      10.00
                                                                                     --------------- --------------- ---------------
      INCOME FROM OPERATIONS:
        Net investment income (loss) ...........................................            0.01             (0.01)         (0.01)
        Net realized and unrealized gains on investments .......................            0.34              3.76           3.29
                                                                                     --------------- --------------- ---------------
        Total income from operations ...........................................            0.35              3.75           3.28
                                                                                     --------------- --------------- ---------------

      LESS DISTRIBUTIONS:
        From net investment income .............................................               -                 -              -
        From net realized gains on investment transactions .....................               -             (0.39)             -
                                                                                     --------------- --------------- ---------------
        Total distributions ....................................................               -             (0.39)             -
                                                                                     --------------- --------------- ---------------
        Net increase ...........................................................            0.35              3.36           3.28
                                                                                     --------------- --------------- ---------------

      NET ASSET VALUE, END OF PERIOD ...........................................     $     16.99     $       16.64   $      13.28
                                                                                     =============== =============== ===============

      TOTAL RETURN (A) .........................................................           2.10%            28.23%         32.80%

      RATIOS AND SUPPLEMENTAL DATA:
        Net assets, end of period (in thousands) ...............................     $    74,302     $      18,256   $      4,573
        Ratio of expenses to average net assets (b) ............................          0.875%            0.875%         0.925%
        Ratio of net investment income (loss) to average net assets (b) ........           0.17%           (0.07)%        (0.08)%
        Portfolio turnover .....................................................          19.59%            51.15%        136.69%


      RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
        Ratio of expenses to average net assets (b) ............................             n/a               n/a          2.13%
        Ratio of net investment loss to average net assets (b) .................             n/a               n/a        (1.28)%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/EAGLE CORE EQUITY SERIES

Financial Highlights (Unaudited)


                                                                                                                      PERIOD FROM
                                                       SIX MONTHS                                                     SEPTEMBER 16,
                                                         ENDED                                                          1996* TO
                                                        JUNE 30,                YEAR ENDED DECEMBER 31,               DECEMBER 31,
                                                          2000            1999            1998            1997            1996
                                                     --------------- --------------- --------------- --------------  ---------------


Selected Per Share Data

Net asset value, beginning of period ....................   $   18.47      $  15.91       $  13.75       $  10.62        $  10.00
                                                            ---------      --------       --------       --------        --------
Income from operations:
Net investment income ...................................        0.05          0.11           0.10           0.08            0.03
Net realized and unrealized gains on investments and
options written .........................................        0.62          3.63           2.17           3.35            0.62
                                                            ---------      --------       --------       --------        --------
Total income from operations ............................        0.67          3.74           2.27           3.43            0.65
                                                            ---------      --------       --------       --------        --------

Less distributions:
From net investment income ..............................           -         (0.11)         (0.09)         (0.08)          (0.03)
From net realized gains on investment transactions ......           -         (1.07)         (0.02)         (0.22)              -
                                                            ---------      --------       --------       --------        --------
Total distributions .....................................           -         (1.18)         (0.11)         (0.30)          (0.03)
                                                            ---------      --------       --------       --------        --------
Net increase ............................................        0.67          2.56           2.16           3.13            0.62
                                                            ---------      --------       --------       --------        --------

Net asset value, end of period ..........................   $   19.14      $  18.47       $  15.91       $  13.75        $  10.62
                                                            =========      ========       ========       ========        ========

Total Return (a) ........................................      3.63 %       23.55 %        16.54 %        32.35 %          6.47 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ................   $ 119,735      $ 95,329       $ 37,169       $ 11,896        $  1,954
Ratio of expenses to average net assets (b) .............      0.97 %        0.99 %         1.05 %         1.05 %          1.05 %
Ratio of net investment income to average net assets (b)       0.60 %        0.97 %         1.07 %         1.00 %          1.10 %
Portfolio turnover ......................................    104.07 %      124.71 %        67.04 %        51.48 %          1.36 %


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) .............         n/a           n/a         1.17 %         1.54 %          4.57 %
Ratio of net investment income (loss) to average net
assets (b) ..............................................         n/a           n/a         0.95 %         0.51 %         (2.42)%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/EAGLE SMALLCAP EQUITY SERIES

Financial Highlights (Unaudited)


                                                                                                                       PERIOD FROM
                                                        SIX MONTHS                                                     SEPTEMBER 16,
                                                          ENDED                                                          1996* TO
                                                         JUNE 30,                 YEAR ENDED DECEMBER 31,               DECEMBER 31,
                                                           2000            1999             1998             1997            1996
                                                  ---------------- ---------------- -------------------  ------------  -------------
Selected Per Share Data

Net asset value, beginning of period ..................     $  16.97       $  14.82        $  14.73        $  11.54        $  10.00
                                                            --------       --------        --------        --------        --------
Income from operations:
Net investment loss ...................................        (0.03)         (0.04)          (0.06)          (0.07)          (0.01)
Net realized and unrealized gains on investments ......         0.55           2.88            0.23            3.26            1.55
                                                            --------       --------        --------        --------        --------
Total income from operations ..........................         0.52           2.84            0.17            3.19            1.54
                                                            --------       --------        --------        --------        --------

Less distributions:
From net investment income ............................            -              -               -               -               -
From net realized gains on investment transactions ....            -          (0.69)          (0.08)              -               -
                                                            --------       --------        --------        --------        --------
Total distributions ...................................            -          (0.69)          (0.08)              -               -
                                                            --------       --------        --------        --------        --------
Net increase ..........................................         0.52           2.15            0.09            3.19            1.54
                                                            --------       --------        --------        --------        --------

Net asset value, end of period ........................     $  17.49       $  16.97        $  14.82        $  14.73        $  11.54
                                                            ========       ========        ========        ========        ========

Total Return (a) ......................................       3.06 %        19.27 %          1.18 %         27.64 %         15.40 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..............     $ 81,759       $ 61,504        $ 34,953        $ 13,493         $ 1,944
Ratio of expenses to average net assets (b) ...........       1.05 %         1.05 %          1.10 %          1.10 %          1.10 %
Ratio of net investment loss to average net assets (b)       (0.42)%        (0.35)%         (0.42)%         (0.54)%         (0.26)%
Portfolio turnover ....................................      39.31 %        61.69 %         51.90 %         60.78 %         28.01 %

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/J.P. MORGAN ENHANCED S&P 500 STOCK INDEX SERIES

Financial Highlights (Unaudited)

                                                                                                                   PERIOD FROM
                                                                                                    SIX MONTHS       MAY 16,
                                                                                                      ENDED         1999* TO
                                                                                                     JUNE 30,     DECEMBER 31,
                                                                                                       2000           1999
                                                                                                  --------------- ---------------
  SELECTED PER SHARE DATA

  NET ASSET VALUE, BEGINNING OF PERIOD .........................................                  $    10.58      $    10.00
                                                                                                  --------------- ---------------

  INCOME FROM OPERATIONS:
    Net investment income ......................................................                        0.02            0.03
    Net realized and unrealized gains (losses) on investments ..................                       (0.22)           0.65
                                                                                                  --------------- ---------------
    Total income (loss) from operations ........................................                       (0.20)           0.68
                                                                                                  --------------- ---------------

  LESS DISTRIBUTIONS:
    From net investment income .................................................                           -           (0.03)
    From net realized gains on investment transactions .........................                           -           (0.07)
                                                                                                  --------------- ---------------
    Total distributions ........................................................                           -           (0.10)
                                                                                                  --------------- ---------------
    Net increase (decrease) ....................................................                       (0.20)           0.58
                                                                                                  --------------- ---------------

  NET ASSET VALUE, END OF PERIOD ...............................................                  $    10.38      $    10.58
                                                                                                  =============== ===============

  TOTAL RETURN (A) .............................................................                     (1.89)%           6.85%

  RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands) ...................................                  $   15,860      $    5,341
    Ratio of expenses to average net assets (b) ................................                       0.90%           0.90%
    Ratio of net investment income to average net assets (b) ...................                       0.57%           0.56%
    Portfolio turnover .........................................................                      20.75%          34.39%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

Financial Highlights (Unaudited)

                                                                                                                   PERIOD FROM
                                                                                  SIX MONTHS                         MARCH 2,
                                                                                     ENDED         YEAR ENDED        1998* TO
                                                                                   JUNE 30,       DECEMBER 31,     DECEMBER 31,
                                                                                     2000             1999             1998
                                                                                ---------------- ---------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ........................................   $      13.15     $        9.82    $      10.00
                                                                                ---------------- ---------------- ----------------

INCOME FROM OPERATIONS:
  Net investment income .....................................................           0.04              0.06            0.08
  Net realized and unrealized gains (losses) on investments
    futures contracts and foreign currency related items ....................          (0.44)             3.67           (0.20)
                                                                                ---------------- ---------------- ----------------
  Total income (loss) from operations .......................................          (0.40)             3.73           (0.12)
                                                                                ---------------- ---------------- ----------------

LESS DISTRIBUTIONS:
  From net investment income ................................................              -             (0.21)          (0.06)
  From net realized gains on investment transactions ........................              -             (0.19)              -
                                                                                ---------------- ---------------- ----------------
  Total distributions .......................................................              -             (0.40)          (0.06)
                                                                                ---------------- ---------------- ----------------
  Net increase (decrease) ...................................................          (0.40)             3.33           (0.18)
                                                                                ---------------- ---------------- ----------------

NET ASSET VALUE, END OF PERIOD ..............................................   $      12.75     $       13.15    $       9.82
                                                                                ================ ================ ================

TOTAL RETURN (A) ............................................................        (3.04)%            38.02%         (1.24)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..................................   $     10,034     $       7,777    $      4,997
  Ratio of expenses to average net assets (b) ...............................         1.075%            1.075%          1.125%
  Ratio of net investment income to average net assets (b) ..................          0.75%             0.53%           0.62%
  Portfolio turnover ........................................................         36.18%            66.82%         231.88%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) ...............................            n/a               n/a           2.64%
  Ratio of net investment loss to average net assets (b) ....................            n/a               n/a         (0.90)%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/JANUS AGGRESSIVE GROWTH SERIES

Financial Highlights (Unaudited)


                                                       SIX MONTHS
                                                          ENDED
                                                        JUNE 30,              YEAR ENDED DECEMBER 31,
                                                          2000          1999           1998             1997
                                                      --------------------------------------------------------

Selected Per Share Data

Net asset value, beginning of period ................  $  39.97       $  22.09       $  14.53        $  13.38
                                                       --------       --------       --------        --------

Income from operations:
Net investment income (loss) ........................      0.01          (0.06)         (0.06)           0.04
Net realized and unrealized gains (losses) on
investments and foreign currency related items ......     (1.08)         20.87           8.45            1.65
                                                       --------       --------       --------        --------
Total income (loss) from operations .................     (1.07)         20.81           8.39            1.69
                                                       --------       --------       --------        --------

Less distributions:
From net investment income ..........................         -              -          (0.05)              -
From net realized gains on investment transactions ..         -          (2.93)         (0.78)          (0.54)
Return of capital ...................................         -              -              -               -
                                                       --------       --------       --------        --------
Total distributions .................................         -          (2.93)         (0.83)          (0.54)
                                                       --------       --------       --------        --------
Net increase (decrease) .............................     (1.07)         17.88           7.56            1.15
                                                       --------       --------       --------        --------

Net asset value, end of period ......................  $  38.90       $  39.97       $  22.09        $  14.53
                                                       ========       ========       ========        ========

Total Return (a) ....................................   (2.68)%        94.43 %        57.66 %         12.67 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ............   845,637      $ 654,546      $ 161,842        $ 78,870
Ratio of expenses to average net assets (b) .........    0.98 %         1.01 %         1.10 %          1.10 %
Ratio of net investment income (loss) to average
net assets (b) ......................................    0.01 %        (0.40)%        (0.35)%        0.39 %

Portfolio turnover ..................................   26.05 %        95.06 %       114.51 %        137.26 %

Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) .........       n/a            n/a         1.10 %          1.17 %
Ratio of net investment income (loss) to average
net assets (b) ......................................       n/a            n/a        (0.35)%          0.32 %


                                                     PERIOD FROM    PERIOD FROM
                                                       APRIL 1,       MAY 15,
                                                       1996 TO       1995* TO
                                                     DECEMBER 31,    MARCH 31,
                                                         1996          1996
                                                    ----------------------------

Net asset value, beginning of period ................  $  13.13        $  10.00

Income from operations:
Net investment income (loss) ........................      0.05            0.01
Net realized and unrealized gains (losses) on
investments and foreign currency related items ......      1.10            3.53
Total income (loss) from operations .................      1.15            3.54

Less distributions:
From net investment income ..........................     (0.05)              -
From net realized gains on investment transactions ..     (0.71)          (0.41)
Return of capital ...................................     (0.14)              -
Total distributions .................................     (0.90)          (0.41)
Net increase (decrease) .............................      0.25            3.13

Net asset value, end of period ......................  $  13.38        $  13.13

Total Return (a) ....................................    8.72 %         35.78 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ............  $ 29,555         $ 8,527
Ratio of expenses to average net assets (b) .........    1.09 %          1.09 %
Ratio of net investment income (loss) to average
net assets (b) ......................................    0.77 %          0.27 %

Portfolio turnover ..................................   85.22 %        163.84 %

Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) .........    1.40 %          2.77 %
Ratio of net investment income (loss) to average
net assets (b) ......................................    0.46 %         (1.41)%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/JANUS BALANCED SERIES

Financial Highlights (Unaudited)

                                                                PERIOD FROM
                                                                   MAY 1,
                                                                  2000* TO
                                                                  JUNE 30,
                                                                    2000
                                                               ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ......................    $      10.00

INCOME FROM OPERATIONS:
  Net investment income ...................................            0.03
  Net realized and unrealized loss on investments .........           (0.05)
                                                               ---------------
  Total loss from operations ..............................           (0.02)
                                                               ---------------

LESS DISTRIBUTIONS:
  From net investment income ..............................               -
  From net realized gains on investment transactions ......               -
                                                               ---------------
  Total distributions .....................................               -
                                                               ---------------
  Net decrease ............................................           (0.02)
                                                               ---------------

NET ASSET VALUE, END OF PERIOD ............................    $       9.98
                                                               ===============
                                                                      (0.20)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ................    $     23,147
  Ratio of expenses to average net assets (b) .............            1.05%
  Ratio of net investment income to average net
  assets (b) ..............................................            2.47%
  Portfolio turnover ......................................            8.99%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

                     See notes to the financial statements.

JNL/JANUS CAPITAL GROWTH SERIES

Financial Highlights (Unaudited)


                                                          SIX MONTHS
                                                             ENDED
                                                           JUNE 30,             YEAR ENDED DECEMBER 31,
                                                             2000          1999             1998            1997
                                                         ----------------------------------------------------------
Selected Per Share Data

Net asset value, beginning of period ..................  $  43.62        $  20.73         $  16.50        $  14.46
                                                         --------        --------         --------        --------

Income from operations:
Net investment income (loss) ..........................     (0.12)          (0.13)           (0.12)          (0.06)
Net realized and unrealized gains (losses)
on investments and foreign currency related items .....     (0.54)          25.85             5.92            2.23
                                                         --------        --------         --------        --------
Total income (loss) from operations ...................     (0.66)          25.72             5.80            2.17
                                                         --------        --------         --------        --------

Less distributions:
From net investment income ............................         -               -                -           (0.02)
From net realized gains on investment transactions ....         -           (2.83)           (1.57)          (0.04)
Return of capital .....................................         -               -                -           (0.07)
                                                         --------        --------         --------        --------
Total distributions ...................................         -           (2.83)           (1.57)          (0.13)
                                                         --------        --------         --------        --------
Net increase (decrease) ...............................     (0.66)          22.89             4.23            2.04
                                                         --------        --------         --------        --------

Net asset value, end of period ........................  $  42.96        $  43.62         $  20.73        $  16.50
                                                         ========        ========         ========        ========

Total Return (a) ......................................   (1.51)%        124.19 %          35.16 %         15.01 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .............. $ 702,531       $ 509,086        $ 111,037        $ 73,749
Ratio of expenses to average net assets (b) ...........    0.99 %          1.03 %           1.09 %          1.10 %
Ratio of net investment income (loss) to average
net assets (b) ........................................   (0.63)%         (0.75)%          (0.68)%         (0.30)%

Portfolio turnover ....................................   73.88 %        102.26 %         128.95 %        131.43 %

Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ...........       n/a             n/a           1.09 %          1.11 %
Ratio of net investment income (loss) to average
net assets (b) ........................................       n/a             n/a          (0.68)%         (0.31)%


                                                    PERIOD FROM    PERIOD FROM
                                                      APRIL 1,       MAY 15,
                                                      1996 TO       1995* TO
                                                     DECEMBER 31,    MARCH 31,
                                                         1996          1996
                                                     ---------------------------
Selected Per Share Data

Net asset value, beginning of period ..................  $  13.86     $  10.00
                                                         --------     --------

Income from operations:
Net investment income (loss) ..........................      0.06            -
Net realized and unrealized gains (losses)
on investments and foreign currency related items .....      0.70         4.70
                                                         --------     --------
Total income (loss) from operations ...................      0.76         4.70
                                                         --------     --------

Less distributions:
From net investment income ............................         -            -
From net realized gains on investment transactions ....     (0.16)       (0.84)
Return of capital .....................................         -            -
                                                         --------     --------
Total distributions ...................................     (0.16)       (0.84)
                                                         --------     --------
Net increase (decrease) ...............................      0.60         3.86
                                                         --------     --------

Net asset value, end of period ........................  $  14.46     $  13.86
                                                         ========     ========

Total Return (a) ......................................    5.45 %      47.94 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..............  $ 36,946      $ 9,578
Ratio of expenses to average net assets (b) ...........    1.09 %       1.09 %
Ratio of net investment income (loss) to average
net assets (b) ........................................    0.91 %      (0.49)%

Portfolio turnover ....................................  115.88 %     128.56 %

Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ...........    1.27 %       2.08 %
Ratio of net investment income (loss) to average
net assets (b) ........................................    0.73 %      (1.48)%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/JANUS GLOBAL EQUITIES SERIES

Financial Highlights (Unaudited)

                                                              SIX MONTHS
                                                                 ENDED
                                                               JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                                 2000             1999          1998              1997
                                                              ------------- -------------- -------------- ------------------
Selected Per Share Data

Net asset value, beginning of period .......................      $  35.69       $  22.11       $  17.48       $  15.20
                                                                  --------       --------       --------       --------

Income from operations:
Net investment income ......................................          0.01              -           0.04           0.07
Net realized and unrealized gains on investments and
foreign currency related items .............................          0.37          14.27           4.66           2.84
                                                                  --------       --------       --------       --------
Total income from operations ...............................          0.38          14.27           4.70           2.91
                                                                  --------       --------       --------       --------
Less distributions:
From net investment income .................................             -              -          (0.07)             -
From net realized gains on investment transactions .........             -          (0.69)             -          (0.63)
Return of capital ..........................................             -              -              -              -
                                                                  --------       --------       --------       --------
Total distributions ........................................             -          (0.69)         (0.07)         (0.63)
                                                                  --------       --------       --------       --------
Net increase ...............................................          0.38          13.58           4.63           2.28
                                                                  --------       --------       --------       --------

Net asset value, end of period .............................      $  36.07       $  35.69       $  22.11       $  17.48
                                                                  ========       ========       ========       ========

Total Return (a) ...........................................        1.06 %        64.58 %        26.87 %        19.12 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...................      $800,645       $597,241       $240,385       $151,050
Ratio of expenses to average net assets (b) ................        1.03 %         1.06 %         1.14 %         1.15 %
Ratio of net investment income to average net assets (b) ...           - %         0.01 %         0.13 %         0.33 %
Portfolio turnover .........................................       28.90 %        61.60 %        81.46 %        97.21 %


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ................           n/a            n/a         1.30 %         1.37 %
Ratio of net investment income (loss) to average net
assets (b) .................................................           n/a            n/a        (0.03)%         0.11 %



                                                                PERIOD FROM   PERIOD FROM
                                                                  APRIL 1,       MAY 15,
                                                                  1996 TO      1995* TO
                                                                 DECEMBER 31,    MARCH 31,
                                                                    1996          1996
                                                                ------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ........................     $  13.75      $  10.00
                                                                  --------      --------

Income from operations:
Net investment income .......................................         0.03          0.10
Net realized and unrealized gains on investments and
foreign currency related items ..............................         2.72          4.02
                                                                  --------      --------
Total income from operations ................................         2.75          4.12
                                                                  --------      --------
Less distributions:
From net investment income ...................................       (0.08)            -
From net realized gains on investment transactions ...........       (0.90)        (0.37)
Return of capital ............................................       (0.32)            -
                                                                  --------      --------
Total distributions ..........................................       (1.30)        (0.37)
                                                                  --------      --------
Net increase .................................................        1.45          3.75
                                                                  --------      --------

Net asset value, end of period ..............................     $  15.20      $  13.75
                                                                  ========      ========

Total Return (a) .............................................     19.99 %       41.51 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .....................    $ 48,638      $ 16,141
Ratio of expenses to average net assets (b) ..................      1.14 %        1.15 %
Ratio of net investment income to average net assets (b) .....      0.37 %        0.39 %
Portfolio turnover ...........................................     52.02 %      142.36 %


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ..................      1.63 %        2.25 %
Ratio of net investment income (loss) to average net
assets (b) ...................................................     (0.12)%       (0.71)%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/JANUS GROWTH & INCOME SERIES

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                      SIX MONTHS                       MARCH 2,
                                                                                        ENDED         YEAR ENDED       1998* TO
                                                                                      JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                                                        2000             1999            1998
                                                                                    --------------- --------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .............................................  $      9.36     $      9.00     $      10.00
                                                                                    --------------- --------------- ---------------

INCOME FROM OPERATIONS:
  Net investment income ..........................................................         0.05            0.09             0.07
  Net realized and unrealized gains (losses) on investments, futures contracts,
    options written and foreign currency related items ...........................        (0.20)           0.36            (1.00)
                                                                                    --------------- --------------- ---------------
  Total income (loss) from operations ............................................        (0.15)           0.45            (0.93)
                                                                                    --------------- --------------- ---------------

LESS DISTRIBUTIONS:
  From net investment income .....................................................            -           (0.09)           (0.07)
  From net realized gains on investment transactions .............................            -               -                -
                                                                                    --------------- --------------- ---------------
  Total distributions ............................................................            -           (0.09)           (0.07)
                                                                                    --------------- --------------- ---------------
  Net increase (decrease) ........................................................        (0.15)           0.36            (1.00)
                                                                                    --------------- --------------- ---------------

NET ASSET VALUE, END OF PERIOD ...................................................  $      9.21     $      9.36     $      9.00
                                                                                    =============== =============== ===============

TOTAL RETURN (A) .................................................................      (1.60)%           4.98%          (9.31)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .......................................  $    15,012       $   7,677       $   4,311
  Ratio of expenses to average net assets (b) ....................................        1.04%          1.025%           1.075%
  Ratio of net investment income to average net assets (b) .......................        1.48%           1.17%            1.01%
  Portfolio turnover .............................................................      188.28%         120.54%          129.99%

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) ....................................        n/a             n/a              2.16%
  Ratio of net investment loss to average net assets (b) .........................        n/a             n/a            (0.08)%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/PIMCO TOTAL RETURN BOND SERIES

Financial Highlights (Unaudited)

                                                                                                                 PERIOD FROM
                                                                                 SIX MONTHS                       MARCH 2,
                                                                                    ENDED        YEAR ENDED       1998* TO
                                                                                  JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                                    2000            1999            1998
                                                                                -------------  --------------  ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ......................................     $      9.64    $        10.16  $        10.00
                                                                                -------------  --------------  ----------------

INCOME FROM OPERATIONS:
  Net investment income ...................................................            0.23              0.49            0.31
  Net realized and unrealized gains (losses) on
    investments, futures contracts,
    options written and foreign currency related items ....................            0.14             (0.52)           0.26
                                                                                -------------  --------------  ----------------
  Total income (loss) from operations .....................................            0.37             (0.03)           0.57
                                                                                -------------  --------------  ----------------

LESS DISTRIBUTIONS:
  From net investment income ..............................................               -             (0.49)          (0.31)
  From net realized gains on investment transactions ......................               -                 -           (0.10)
                                                                                -------------  --------------  ----------------
  Total distributions .....................................................               -             (0.49)          (0.41)
                                                                                -------------  --------------  ----------------
  Net increase (decrease) .................................................            0.37             (0.52)           0.16
                                                                                -------------  --------------  ----------------

NET ASSET VALUE, END OF PERIOD ............................................     $     10.01    $         9.64  $        10.16
                                                                                =============  ==============  ================

TOTAL RETURN (A) ..........................................................           3.84%           (0.26)%           5.70%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ................................     $    14,396    $        9,451  $        6,133
  Ratio of expenses to average net assets (b) .............................           0.80%             0.80%           0.85%
  Ratio of net investment income to average net assets (b) ................           5.93%             5.41%           4.95%
  Portfolio turnover ......................................................         138.65%            91.12%         269.16%

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) .............................             n/a               n/a           1.57%
  Ratio of net investment income to average net assets (b) ................             n/a               n/a           4.23%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/PUTNAM GROWTH SERIES

Financial Highlights (Unaudited)

                                                                                                      Period from   Period from
                                                 Six months                                                  April 1,     May 15,
                                                   ended                                                     1996 to     1995* to
                                                  June 30,               Year ended December 31,           December 31,  March 31,
                                                   2000          1999           1998           1997           1996         1996
                                              -------------- ------------- -------------- ------------- ---------------- -----------
Selected Per Share Data

Net asset value, beginning of period .......      $28.45        $22.88          $16.99        $14.21         $12.50        $10.00
                                              -------------- ------------- -------------- ------------- ---------------- -----------

Income from operations:
Net investment income (loss) ...............      (0.03)        (0.04)          (0.01)          0.04           0.04          0.01
Net realized and unrealized gains (losses)
 on investments ............................      (0.66)         6.76            5.94           3.07           2.12          3.66
                                              -------------- ------------- -------------- ------------- ---------------- -----------
Total income (loss) from operations ........      (0.69)         6.72            5.93           3.11           2.16          3.67
                                              -------------- ------------- -------------- ------------- ---------------- -----------

Less distributions:
From net investment income .................          -             -           (0.01)         (0.02)         (0.05)            -
From net realized gains on investment
transactions ...............................          -         (1.15)          (0.03)         (0.31)         (0.40)        (1.17)
                                              -------------- ------------- -------------- ------------- ---------------- -----------
Total distributions ........................          -         (1.15)          (0.04)         (0.33)         (0.45)        (1.17)
                                              -------------- ------------- -------------- ------------- ---------------- -----------
Net increase (decrease) ....................      (0.69)         5.57            5.89           2.78           1.71          2.50
                                              -------------- ------------- -------------- ------------- ---------------- -----------

Net asset value, end of period .............      $27.76       $28.45          $22.88         $16.99         $14.21        $12.50
                                              ============== ============= ============== ============= ================ ===========

Total Return (a) ...........................     (2.43)%       29.41%          34.93%         21.88%         17.28%        37.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...    $543,416      454,393        $182,097        $83,612       $22,804        $2,518
Ratio of expenses to average net
assets (b)(c) ..............................       0.95%        0.97%           1.01%          1.13%         1.04%         0.95%
Ratio of net investment income (loss)
to average net assets (b) ..................     (0.26)%      (0.21)%         (0.07)%          0.31%         0.94%         0.28%

Portfolio turnover .........................      31.06%       74.67%          70.55%        194.81%       184.33%       255.03%

Ratio information assuming no expense
reimbursement:
Ratio of expenses to average net assets (b)          n/a         n/a            1.01%          1.13%         1.27%        5.38%
Ratio of net investment income (loss)
to average net assets(b) ...................         n/a         n/a          (0.07)%          0.31%         0.71%      (4.15)%
------------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.05%.

JNL/PUTNAM INTERNATIONAL EQUITY SERIES
Financial Highlights (Unaudited)

                                                                                                          Period from    Period from
                                                            Six months                                       April 1,       May 15,
                                                              ended                                         1996 to      1995* to
                                                             June 30,       Year ended December 31,       December 31,    March 31,
                                                               2000         1999       1998       1997         1996          1996
                                                            ------------ ----------- --------- ----------- ------------ ------------
Selected Per Share Data

Net asset value, beginning of period .....................     $16.79       $13.62     $12.09      $12.08       $11.25      $10.00
                                                            ------------ ----------- --------- ----------- ------------ ------------

Income from operations:
Net investment income ....................................       0.08         0.09       0.16        0.09         0.06        0.04
Net realized and unrealized gains (losses) on investments
 and foreign cy related items ............................     (0.83)         4.28       1.58        0.23         0.90        1.21
                                                            ------------ ----------- --------- ----------- ------------ ------------
Total income (loss) from operations ......................     (0.75)         4.37       1.74        0.32         0.96        1.25
                                                            ------------ ----------- --------- ----------- ------------ ------------

Less distributions:
From net investment income ...............................          -        (0.16)     (0.19)      (0.08)       (0.12)          -
From net realized gains on investment transactions .......          -        (1.04)     (0.02)      (0.23)       (0.01)          -
                                                            ------------ ----------- --------- ----------- ------------ ------------
Total distributions ......................................          -        (1.20)     (0.21)      (0.31)       (0.13)          -
                                                            ------------ ----------- --------- ----------- ------------ ------------
Net increase (decrease) ..................................      (0.75)        3.17       1.53        0.01         0.83        1.25
                                                            ------------ ----------- --------- ----------- ------------ ------------

Net asset value, end of period ...........................     $16.04       $16.79     $13.62      $12.09       $12.08      $11.25
                                                            ============ =========== ========= =========== ============ ============

Total Return (a) .........................................    (4.47)%       32.11%      14.43%      2.65%        8.54%       12.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .................   $122,945     $105,034     $70,927    $78,685      $48,204      $24,211
Ratio of expenses to average net assets (b) ..............      1.17%        1.18%       1.23%      1.24%        1.25%        1.25%
Ratio of net investment income to average net
assets (b) ...............................................      0.86%        0.63%       0.88%      0.74%        1.09%        0.78%
Portfolio turnover .......................................    112.00%       26.19%      16.39%     18.81%        5.93%       16.45%


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ..............        n/a        n/a        1.28 %     1.32 %        1.29 %       2.14 %
Ratio of net investment income (loss) to average
net assets (b) ...........................................        n/a        n/a        0.83 %     0.66 %        1.05 %      (0.11)%

--------------------------------------------------------------------------------
*   Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/PUTNAM MIDCAP GROWTH SERIES

Financial Highlights (Unaudited)

                                                           Period from
                                                             May 1,
                                                            2000* to
                                                            June 30,
                                                              2000
                                                         ---------------
Selected Per Share Data

Net asset value, beginning of period .................    $    10.00
                                                         ---------------

Income from operations:
  Net investment income ..............................             -
  Net realized and unrealized gains on
   investments .......................................          0.15
                                                         ---------------
  Total income from operations                                  0.15
                                                         ---------------

Less distributions:
  From net investment income .........................            -
  From net realized gains on investment transactions .            -
                                                         ---------------
  Total distributions ................................            -
                                                         ---------------
  Net increase .......................................          0.15
                                                         ---------------
Net asset value, end of period .......................    $    10.15
                                                         ===============
Total Return (a)                                                1.50%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...........    $    24,094
  Ratio of expenses to average net assets (b)                   1.05%
  Ratio of net investment income to average
     net assets (b) ..................................          2.47%
  Portfolio turnover .................................         18.31%

-------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/PUTNAM VALUE EQUITY SERIES

Financial Highlights (Unaudited)

                                                                                                          Period from   Period from
                                                       Six months                                            April 1,      May 15,
                                                         ended                                                1996 to      1995* to
                                                        June 30,           Year ended December 31,         December 31,  March 31,
                                                          2000         1999         1998          1997         1996          1996
                                                        ------------ ------------ ------------  ------------ ------------  --------
Selected Per Share Data

Net asset value, beginning of period .................  $   16.78    $     18.24  $   16.82     $   14.50    $   12.77     $  10.00
                                                        ------------ ------------ ------------  ------------ ------------  --------


Income from operations:
  Net investment income ..............................       0.08           0.19       0.16          0.13         0.10         0.23
  Net realized and unrealized gains
   (losses)on investments ............................      (0.35)        (0.38)       1.94          3.03         1.97         2.86
                                                        ------------ ------------ ------------  ------------ ------------  --------
   Total income (loss) from operations ...............      (0.27)        (0.19)       2.10          3.16         2.07         3.09

Less distributions:
  From net investment income .........................        -           (0.20)      (0.16)        (0.13)       (0.15)       (0.17)
  From net realized gains on investment transactions .        -           (1.07)      (0.52)        (0.71)       (0.19)       (0.15)
                                                        ------------ ------------ ------------  ------------ ------------  --------
  Total distributions ................................        -           (1.27)      (0.68)        (0.84)       (0.34)       (0.32)
                                                        ------------ ------------ ------------  ------------ ------------  --------
  Net increase (decrease) ............................      (0.27)        (1.46)       1.42          2.32         1.73         2.77
                                                        ------------ ------------ ------------  ------------ ------------  --------

Net asset value, end of period .......................  $    16.51  $     16.78   $   18.24     $   16.82    $   14.50     $  12.77
                                                        =========== ============= ============  ============ ============  ========

Total Return (a) .....................................     (1.61)%      (1.04)%      12.48%        21.82%       16.25%       31.14%


Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...........  $ 366,523     $ 319,454    $ 195,936    $ 108,565     $  17,761      3,365

  Ratio of expenses to average net assets (b) ........      0.97%        0.98%         1.01%         1.03%        0.85%       0.87%

  Ratio of net investment income to average net
    assets (b) .......................................      1.04%        1.19%         1.06%         1.43%        2.29%       2.33%
  Portfolio turnover .................................     53.66%       72.23%        77.80%       112.54%       13.71%      30.12%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) ........    n/a           n/a            1.01%         1.09%        1.53%       2.28%
  Ratio of net investment income to average net
    assets (b) .......................................    n/a           n/a            1.06%         1.37%        1.61%       0.91%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a)  Assumes  investment  at net asset  value at the  beginning  of the  period, reinvestment  of  all  distributions,  and a  complete  redemption  of  the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P CONSERVATIVE GROWTH SERIES I

Financial Highlights (Unaudited)

                                                                                                                    PERIOD FROM
                                                                                  SIX MONTHS                          APRIL 9,
                                                                                    ENDED          YEAR ENDED         1998* TO
                                                                                   JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                                                     2000             1999              1998
                                                                               ----------------- ----------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .......................................   $       12.45     $        10.47    $    10.00
                                                                               ----------------- ----------------- ----------------

INCOME FROM OPERATIONS:
  Net investment income ....................................................           (0.20)              0.37          0.38
  Net realized and unrealized gains on investments .........................            0.49               1.67          0.09
                                                                               ----------------- ----------------- ----------------
  Total income from operations .............................................            0.29               2.04          0.47
                                                                               ----------------- ----------------- ----------------

LESS DISTRIBUTIONS:
  From net investment income ...............................................               -              (0.06)            -
  From net realized gains on investment transactions .......................               -                  -             -
                                                                               ----------------- ----------------- ----------------
  Total distributions ......................................................               -              (0.06)            -
                                                                               ----------------- ----------------- ----------------
  Net increase .............................................................            0.29               1.98          0.47
                                                                               ----------------- ----------------- ----------------

NET ASSET VALUE, END OF PERIOD .............................................   $       12.74     $        12.45    $    10.47
                                                                               ================= ================= ================

TOTAL RETURN (A) ...........................................................           2.33%             19.52%         4.70%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .................................   $     107,213     $       72,998    $   10,026
  Ratio of expenses to average net assets (b) ..............................           0.20%              0.20%         0.20%
  Ratio of net investment income to average net assets (b) .................           0.18%             10.35%        14.15%
  Portfolio turnover .......................................................          17.95%             12.96%        36.08%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P MODERATE GROWTH SERIES I

Financial Highlights (Unaudited)

                                                                                                              PERIOD FROM
                                                                           SIX MONTHS                           APRIL 9,
                                                                              ENDED          YEAR ENDED        1998* TO
                                                                             JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                               2000             1999              1998
                                                                         ----------------  ----------------  --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .................................   $     13.42       $     10.63       $     10.00
                                                                         ----------------  ----------------  --------------
INCOME FROM OPERATIONS:
   Net investment income .............................................          0.02              0.46              0.36
   Net realized and unrealized gain on investments ...................          0.25              2.38              0.27
                                                                         ----------------  ----------------  --------------
   Total income from operations ......................................          0.27              2.84              0.63
                                                                         ----------------  ----------------  --------------

LESS DISTRIBUTIONS:
   From net investment income ........................................             -             (0.05)                -
   From net realized gains on investment transactions ................             -                 -                 -
                                                                         ----------------  ----------------  --------------
   Total distributions ...............................................             -             (0.05)                -
                                                                         ----------------  ----------------  --------------
   Net increase ......................................................          0.27              2.79              0.63
                                                                         ----------------  ----------------  --------------

NET ASSET VALUE, END OF PERIOD .......................................   $     13.69       $     13.42       $     10.63
                                                                         ================  ================  ==============

TOTAL RETURN (A) .....................................................         2.01%            26.74%             6.30%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..........................   $   178,838       $   110,608       $    12,612
   Ratio of expenses to average net assets (b) .......................         0.20%             0.20%             0.20%
   Ratio of net investment income (loss) to average net assets (b) ...       (0.09)%            11.55%            13.74%
   Portfolio turnover ................................................        19.81%            17.15%            57.96%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P AGGRESSIVE GROWTH SERIES I

Financial Highlights (Unaudited)

                                                                                                                     PERIOD FROM
                                                                                 SIX MONTHS                           APRIL 8,
                                                                                    ENDED          YEAR ENDED         1998* TO
                                                                                  JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                                    2000              1999              2000
                                                                              ------------------ ----------------- -----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .....................................    $       14.69      $       10.88     $       10.00
                                                                              ------------------ ----------------- -----------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ...........................................            (0.18)              0.64              0.27
  Net realized and unrealized gains on investments .......................             0.34               3.21              0.61
                                                                              ------------------ ----------------- -----------------
  Total income from operations ...........................................             0.16               3.85              0.88
                                                                              ------------------ ----------------- -----------------

LESS DISTRIBUTIONS:
  From net investment income .............................................                -              (0.04)                -
  From net realized gains on investment transactions .....................                -                  -                 -
                                                                              ------------------ ----------------- -----------------
  Total distributions ....................................................                -              (0.04)                -
                                                                              ------------------ ----------------- -----------------
  Net increase ...........................................................             0.16               3.81              0.88
                                                                              ------------------ ----------------- -----------------

NET ASSET VALUE, END OF PERIOD ...........................................    $       14.85      $       14.69     $       10.88
                                                                              ================== ================= =================

TOTAL RETURN (A) .........................................................            1.09%             35.38%             8.80%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...............................    $      76,933      $      41,329     $       4,425
  Ratio of expenses to average net assets (b) ............................            0.20%              0.20%             0.20%
  Ratio of net investment income to average net assets (b) ...............          (0.20)%             13.46%             7.34%
  Portfolio turnover .....................................................           28.87%             26.50%           126.18%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P VERY AGGRESSIVE GROWTH SERIES I

Financial Highlights (Unaudited)

                                                                                                                 PERIOD FROM
                                                                               SIX MONTHS                         APRIL 1,
                                                                                 ENDED           YEAR ENDED       1998* TO
                                                                                JUNE 30,        DECEMBER 31,    DECEMBER 31,
                                                                                  2000              1999            1998
                                                                           ------------------ ----------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                         $       16.61      $     11.19       $   10.00
                                                                           ------------------ ----------------- ---------------

INCOME FROM OPERATIONS:
  Net investment income (loss)                                                       (0.35)            0.88            0.24
  Net realized and unrealized gains on investments ...................                0.50             4.59            0.95
                                                                           ------------------ ----------------- ---------------
  Total income from operations .......................................                0.15             5.47            1.19
                                                                           ------------------ ----------------- ---------------

LESS DISTRIBUTIONS:
  From net investment income .........................................                   -            (0.04)              -
  From net realized gains on investment transactions .................                   -            (0.01)              -
                                                                           ------------------ ----------------- ---------------
  Total distributions ................................................                   -            (0.05)              -
                                                                           ------------------ ----------------- ---------------
  Net increase .......................................................                0.15             5.42            1.19
                                                                           ------------------ ----------------- ---------------

NET ASSET VALUE, END OF PERIOD .......................................       $       16.76      $    16.61        $   11.19
                                                                           ================== ================= ===============

TOTAL RETURN (A) .....................................................               1.09%           48.86%          11.90%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...........................       $      47,263      $    23,588       $   2,441
  Ratio of expenses to average net assets (b) ........................               0.20%            0.20%           0.20%
  Ratio of net investment income to average net assets (b) ...........             (0.20)%           16.71%           5.73%
  Portfolio turnover .................................................              34.30%          141.89%         121.03%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P EQUITY GROWTH SERIES I

Financial Highlights (Unaudited)

                                                                                                                 PERIOD FROM
                                                                                 SIX MONTHS                        APRIL 13,
                                                                                   ENDED          YEAR ENDED       1998* TO
                                                                                  JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                                                    2000             1999            1998
                                                                              ------------------ --------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .....................................     $        15.21     $    10.64      $     10.00
                                                                              ------------------ --------------- ---------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ...........................................              (0.39)          0.70             0.21
  Net realized and unrealized gains on investments .......................               0.53           3.89             0.43
                                                                              ------------------ --------------- ---------------
 Total income from operations ............................................               0.14           4.59             0.64
                                                                              ------------------ --------------- ---------------

LESS DISTRIBUTIONS:
  From net investment income .............................................                  -          (0.02)               -
  From net realized gains on investment transactions .....................                  -              -                -
                                                                              ------------------ --------------- ---------------
  Total distributions ....................................................                  -          (0.02)               -
                                                                              ------------------ --------------- ---------------
  Net increase ...........................................................               0.14           4.57             0.64
                                                                              ------------------ --------------- ---------------

NET ASSET VALUE, END OF PERIOD ...........................................     $        15.35     $    15.21      $     10.64
                                                                              ================== =============== ===============

TOTAL RETURN (A) .........................................................              0.92%         43.19%            6.40%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...............................     $      108,493     $   60,879      $     5,035
  Ratio of expenses to average net assets (b) ............................              0.20%          0.20%            0.20%
  Ratio of net investment income to average net assets (b) ...............            (0.20)%         14.02%            6.93%
  Portfolio turnover .....................................................             34.92%         34.62%           72.69%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                               SIX MONTHS                          APRIL 15,
                                                                                  ENDED          YEAR ENDED         1998* TO
                                                                                JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                                  2000              1999              1998
                                                                             ---------------- ----------------- -----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ....................................     $     15.56      $        10.75    $       10.00
                                                                             ---------------- ----------------- -----------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ..........................................           (0.26)               0.79             0.21
  Net realized and unrealized gains on investments ......................            0.45                4.07             0.54
                                                                             ---------------- ----------------- -----------------
  Total income from operations ..........................................            0.19                4.86             0.75
                                                                             ---------------- ----------------- -----------------

LESS DISTRIBUTIONS:
  From net investment income ............................................               -               (0.05)               -
  From net realized gains on investment transactions ....................               -                   -                -
                                                                             ---------------- ----------------- -----------------
  Total distributions ...................................................               -               (0.05)               -
                                                                             ---------------- ----------------- -----------------
  Net increase ..........................................................            0.19                4.81             0.75
                                                                             ---------------- ----------------- -----------------

NET ASSET VALUE, END OF PERIOD ..........................................     $     15.75      $        15.56    $       10.75
                                                                             ================ ================= =================

TOTAL RETURN (A) ........................................................           1.22%              45.25%            7.50%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..............................     $    32,845      $       18,680    $       3,238
  Ratio of expenses to average net assets (b) ...........................           0.20%               0.20%            0.20%
  Ratio of net investment income to average net assets (b) ..............         (0.20)%              13.54%            7.01%
  Portfolio turnover ....................................................          32.18%              41.60%           67.88%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P CONSERVATIVE GROWTH SERIES II

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                 SIX MONTHS                        APRIL 13,
                                                                                    ENDED          YEAR ENDED       1998* TO
                                                                                  JUNE 30,        DECEMBER 31,    DECEMBER 31,
                                                                                    2000              1999            1998
                                                                               -----------------  --------------  --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...................................       $          11.01   $        9.54   $       10.00
                                                                               -----------------  --------------  --------------

INCOME FROM OPERATIONS:
  Net investment income (loss) .........................................                  (0.10)           0.28            0.23
  Net realized and unrealized gain (loss) on investments ...............                   0.14            1.26           (0.69)
                                                                               -----------------  --------------  --------------
  Total income (loss) from operations ..................................                   0.04            1.54           (0.46)
                                                                               -----------------  --------------  --------------

LESS DISTRIBUTIONS:
  From net investment income ...........................................                      -           (0.07)              -
  From net realized gains on investment transactions ...................                      -               -               -
                                                                               -----------------  --------------  --------------
  Total distributions ..................................................                      -           (0.07)              -
                                                                               -----------------  --------------  --------------
  Net increase (decrease) ..............................................                   0.04            1.47           (0.46)
                                                                               -----------------  --------------  --------------

NET ASSET VALUE, END OF PERIOD .........................................       $          11.05   $      11.01    $        9.54
                                                                               =================  ==============  ==============

TOTAL RETURN (A) .......................................................                  0.36%          16.14%         (4.60)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .............................       $          8,190   $       6,513   $       1,710
  Ratio of expenses to average net assets (b) ..........................                  0.20%           0.20%           0.20%
  Ratio of net investment income to average net assets (b) .............                (0.20)%           6.57%           2.29%
  Portfolio turnover ...................................................                 18.04%          55.32%         369.99%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P MODERATE GROWTH SERIES II

Financial Highlights (Unaudited)

                                                                                                                   PERIOD FROM
                                                                                          SIX                       APRIL 13,
                                                                                     MONTHS
                                                                                          ENDED     YEAR ENDED       1998* TO
                                                                                          JUNE     DECEMBER 31,    DECEMBER 31,
                                                                                      30,
                                                                                          2000         1999            1998
                                                                                 ----------------  --------------  --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ........................................    $       12.49     $     10.22     $     10.00
                                                                                 ----------------  --------------  --------------

INCOME FROM OPERATIONS:
   Net investment income (loss) .............................................            (0.14)           0.35            0.17
   Net realized and unrealized gain on investments ..........................             0.23            1.98            0.05
                                                                                 ----------------  --------------  --------------
   Total income from operations
 ............................................................................             0.09            2.33            0.22
                                                                                 ----------------  --------------  --------------

LESS DISTRIBUTIONS:
   From net investment income ...............................................                -           (0.06)              -
   From net realized gains on investment transactions .......................                -               -               -
                                                                                 ----------------  --------------  --------------
   Total distributions ......................................................                -           (0.06)              -
                                                                                 ----------------  --------------  --------------
   Net increase .............................................................             0.09            2.27            0.22
                                                                                 ----------------  --------------  --------------

NET ASSET VALUE, END OF PERIOD ..............................................    $       12.58     $     12.49     $     10.22
                                                                                 ================  ==============  ==============

TOTAL RETURN (A) ............................................................            0.72%          22.77%           2.20%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .................................    $      14,758    $     10,450    $      2,856
   Ratio of expenses to average net assets (b) ..............................            0.20%           0.20%           0.20%
   Ratio of net investment income to average net assets (b) .................          (0.20)%           6.14%           4.09%
   Portfolio turnover .......................................................           17.20%          38.38%         103.28%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P Aggressive Growth Series II

Financial Highlights (Unaudited)

                                                                                                                  Period from
                                                                                 Six months                        April 13,
                                                                                   ended           Year ended      1998* to
                                                                                  June 30,       December 31,    December 31,
                                                                                    2000             1999            1998
                                                                              ------------------ --------------- ---------------
Selected Per Share Data

Net asset value, beginning of period ...................................          $12.92             $10.05             $10.00
                                                                              ------------------ --------------- ---------------
Income from operations:
Net investment income (loss) ...........................................           (0.18)              0.41               0.10
Net realized and unrealized gains (losses) on investments ..............            0.24               2.47              (0.05)
                                                                              ------------------ --------------- ---------------
Total income from operations ...........................................            0.06               2.88               0.05
                                                                              ------------------ --------------- ---------------

Less distributions:
From net investment income .............................................               -              (0.01)                -
From net realized gains on investment transactions .....................               -                  -                 -
                                                                              ------------------ --------------- ---------------
Total distributions ....................................................               -              (0.01)                -
                                                                              ------------------ --------------- ---------------
Net increase ...........................................................            0.06               2.87               0.05
                                                                              ------------------ --------------- ---------------

Net asset value, end of period .........................................          $12.98             $12.92             $10.05
                                                                              ================== =============== ===============

Total Return (a) .......................................................          0.46 %            28.66 %             0.50 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............................          $5,092             $3,379               $267
Ratio of expenses to average net assets (b) ............................          0.20 %             0.20 %             0.20 %
Ratio of net investment income to average net assets (b) ...............         (0.20)%             7.97 %             2.19 %
Portfolio turnover .....................................................         30.39 %            72.67 %           165.71 %

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

    JNL/S&P VERY AGGRESSIVE GROWTH SERIES II

    Financial Highlights (Unaudited)

                                                                                                                PERIOD FROM
                                                                             SIX MONTHS                          APRIL 13,
                                                                               ENDED,          YEAR ENDED         1998* TO
                                                                              JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                                2000              1999              1998
                                                                           ----------------- ----------------- ----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ....................................  $       15.37     $       10.80     $       10.00
                                                                           ----------------- ----------------- ----------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ..........................................          (0.13)             0.57              0.07
  Net realized and unrealized gains on investments ......................           0.24              4.01              0.73
                                                                           ----------------- ----------------- ----------------
  Total income from operations ..........................................           0.11              4.58              0.80
                                                                           ----------------- ----------------- ----------------

LESS DISTRIBUTIONS:
  From net investment income ............................................              -                 -                 -
  From net realized gains on investment transactions ....................              -             (0.01)                -
                                                                           ----------------- ----------------- ----------------
  Total distributions ...................................................              -             (0.01)                -
                                                                           ----------------- ----------------- ----------------
  Net increase ..........................................................           0.11              4.57              0.80
                                                                           ----------------- ----------------- ----------------

NET ASSET VALUE, END OF PERIOD ..........................................  $       15.48     $       15.37     $       10.80
                                                                           ================= ================= ================

TOTAL RETURN (A) ........................................................          0.72%            42.42%             8.00%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..............................  $       3,853     $       3,122     $         155
  Ratio of expenses to average net assets (b) ...........................          0.20%             0.20%             0.20%
  Ratio of net investment income to average net assets (b) ..............        (0.20)%             9.04%             0.91%
  Portfolio turnover ....................................................         18.13%           145.99%           208.66%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P EQUITY GROWTH SERIES II

Financial Highlights (Unaudited)

                                                                                                                   PERIOD FROM
                                                                               SIX MONTHS                           APRIL 13,
                                                                                  ENDED          YEAR ENDED         1998* TO
                                                                                JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                                  2000              1999              1998
                                                                             ----------------- ----------------- -----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ....................................    $         13.67   $         10.04   $       10.00
                                                                             ----------------- ----------------- -----------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ..........................................              (0.28)             0.50            0.08
  Net realized and unrealized gains (losses) on investments .............               0.36              3.14           (0.04)
                                                                             ----------------- ----------------- -----------------
  Total income from operations ..........................................               0.08              3.64            0.04
                                                                             ----------------- ----------------- -----------------

LESS DISTRIBUTIONS:
  From net investment income ............................................                  -             (0.01)              -
  From net realized gains on investment transactions ....................                  -                 -               -
                                                                             ----------------- ----------------- -----------------
  Total distributions ...................................................                  -             (0.01)              -
                                                                             ----------------- ----------------- -----------------
  Net increase ..........................................................               0.08              3.63            0.04
                                                                             ----------------- ----------------- -----------------

NET ASSET VALUE, END OF PERIOD ..........................................    $         13.75   $         13.67   $        10.04
                                                                             ================= ================= =================

TOTAL RETURN (A) ........................................................              0.59%            36.29%           0.40%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..............................    $         9,921   $         4,733   $         600
  Ratio of expenses to average net assets (b) ...........................              0.20%             0.20%           0.20%
  Ratio of net investment income to average net assets (b) ..............            (0.20)%            10.87%           1.82%
  Portfolio turnover ....................................................             10.94%            59.07%         121.14%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                               SIX MONTHS                          APRIL 23,
                                                                                  ENDED         YEAR ENDED         1998* TO
                                                                                JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                                                  2000             1999              1998
                                                                             --------------- ------------------ -----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ....................................    $       14.44   $          10.36   $       10.00
                                                                             --------------- ------------------ -----------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ..........................................            (0.39)              0.54            0.07
  Net realized and unrealized gains on investments ......................             0.51               3.56            0.29
                                                                             --------------- ------------------ -----------------
  Total income from operations ..........................................             0.12               4.10            0.36
                                                                             --------------- ------------------ -----------------

LESS DISTRIBUTIONS:
  From net investment income (loss) .....................................                -              (0.02)              -
  From net realized gains on investment transactions ....................                -                  -               -
                                                                             --------------- ------------------ -----------------
  Total distributions ...................................................                -              (0.02)              -
                                                                             --------------- ------------------ -----------------
  Net increase ..........................................................             0.12               4.08            0.36
                                                                             --------------- ------------------ -----------------

NET ASSET VALUE, END OF PERIOD ..........................................    $       14.56   $          14.44   $       10.36
                                                                             =============== ================== =================

TOTAL RETURN (A) ........................................................            0.83%             39.61%           3.60%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..............................    $       2,714   $            946   $         224
  Ratio of expenses to average net assets (b) ...........................            0.20%              0.20%           0.20%
  Ratio of net investment income to average net assets (b) ..............          (0.20)%              7.76%           1.22%
  Portfolio turnover ....................................................           22.07%            202.45%         157.21%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P AGGRESSIVE GROWTH SERIES

Financial Highlights (Unaudited)

                                                                 PERIOD FROM
                                                                 JANUARY 13,
                                                                  2000* TO
                                                                  JUNE 30,
                                                                    2000
                                                                ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ........................   $      10.00
                                                                ---------------

INCOME FROM OPERATIONS:
  Net investment income .....................................              -
  Net realized and unrealized gains on investments ..........           0.85
                                                                ---------------
  Total income from operations ..............................           0.85
                                                                ---------------

LESS DISTRIBUTIONS:
  From net investment income ................................              -
  From net realized gains on investment transactions ........              -
                                                                ---------------
  Total distributions .......................................              -
                                                                ---------------
  Net increase ..............................................           0.85
                                                                ---------------

NET ASSET VALUE, END OF PERIOD ..............................   $      10.85
                                                                ===============

TOTAL RETURN (A) ............................................          8.50%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..................   $     10,328
  Ratio of expenses to average net assets (b) ...............          0.20%
  Ratio of net investment income to average net assets (b) ..        (0.20)%
  Portfolio turnover ........................................         15.46%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P CONSERVATIVE GROWTH SERIES

Financial Highlights (Unaudited)

                                                                  PERIOD FROM
                                                                  JANUARY 26,
                                                                   2000* TO
                                                                   JUNE 30,
                                                                     2000
                                                                 ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .......................     $     10.00
                                                                 ---------------

INCOME FROM OPERATIONS:
  Net investment income ....................................               -
  Net realized and unrealized gains on investments .........            0.22
                                                                 ---------------
  Total income from operations .............................            0.22
                                                                 ---------------

LESS DISTRIBUTIONS:
  From net investment income ...............................               -
  From net realized gains on investment transactions .......               -
                                                                 ---------------
  Total distributions ......................................               -
                                                                 ---------------
  Net increase .............................................            0.22
                                                                 ---------------

NET ASSET VALUE, END OF PERIOD .............................     $     10.22
                                                                 ===============

TOTAL RETURN (A) ...........................................           2.20%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .................     $     5,481
  Ratio of expenses to average net assets (b) ..............           0.20%
  Ratio of net investment loss to average net assets (b) ...         (0.02)%
  Portfolio turnover .......................................          13.62%

--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

JNL/S&P MODERATE GROWTH SERIES

Financial Highlights (Unaudited)

                                                                 PERIOD FROM
                                                                 JANUARY 13,
                                                                  2000* TO
                                                                  JUNE 30,
                                                                    2000
                                                                ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .........................     $   10.00
                                                                ---------------

INCOME FROM OPERATIONS:
  Net investment income ......................................             -
  Net realized and unrealized gains on investments ...........          0.21
                                                                ---------------
  Total income from operations ...............................          0.21
                                                                ---------------

LESS DISTRIBUTIONS:
  From net investment income .................................             -
  From net realized gains on investment transactions .........             -
                                                                ---------------
  Total distributions ........................................             -
                                                                ---------------
  Net increase ...............................................          0.21
                                                                ---------------

NET ASSET VALUE, END OF PERIOD ...............................     $   10.21
                                                                ===============

TOTAL RETURN (A) .............................................         2.10%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...................     $  11,426
  Ratio of expenses to average net assets (b) ................         0.20%
  Ratio of net investment income to average net assets (b) ...       (0.20)%
  Portfolio turnover .........................................        10.60%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)      Annualized for periods less than one year.

LAZARD/JNL MID CAP VALUE SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD FROM
                                                                                   SIX MONTHS                      MARCH 2,
                                                                                     ENDED         YEAR ENDED      1998* TO
                                                                                    JUNE 30,      DECEMBER 31,   DECEMBER 31,
                                                                                      2000           1999            1998
                                                                                 --------------- --------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD .......................................     $        9.63   $       9.21    $    10.00
                                                                                 --------------- --------------- ---------------

INCOME FROM OPERATIONS:
  Net investment income ....................................................              0.01           0.02          0.03
  Net realized and unrealized gains (losses) on investments ................              0.67           0.42         (0.79)
                                                                                 --------------- --------------- ---------------
  Total income (loss) from operations ......................................              0.68           0.44         (0.76)
                                                                                 --------------- --------------- ---------------

LESS DISTRIBUTIONS:
  From net investment income ...............................................                 -          (0.02)         (0.03)
  From net realized gains on investment transactions .......................                 -              -             -
                                                                                 --------------- --------------- ---------------
  Total distributions ......................................................                 -          (0.02)        (0.03)
                                                                                 --------------- --------------- ---------------
  Net increase (decrease) ..................................................              0.68           0.42         (0.79)
                                                                                 --------------- --------------- ---------------

NET ASSET VALUE, END OF PERIOD .............................................     $       10.31   $       9.63    $     9.21
                                                                                 =============== =============== ===============

TOTAL RETURN (A) ...........................................................             7.06%          4.77%       (7.64)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .................................     $       9,466   $      6,394    $    4,731
  Ratio of expenses to average net assets (b) ..............................            1.075%         1.075%        1.125%
  Ratio of net investment income to average net assets (b) .................             0.34%          0.25%         0.34%
  Portfolio turnover .......................................................            70.70%        118.56%        70.72%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) ..............................               n/a            n/a         1.85%
  Ratio of net investment loss to average net assets (b) ...................               n/a            n/a       (0.38)%

LAZARD/JNL SMALL CAP VALUE SERIES

Financial Highlights (Unaudited)

                                                                                                        PERIOD FROM
                                                                          SIX MONTHS                      MARCH 2,
                                                                            ENDED         YEAR ENDED      1998* TO
                                                                           JUNE 30,      DECEMBER 31,   DECEMBER 31,
                                                                             2000            1999           1998
                                                                        --------------- --------------- --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ................................   $      8.84     $      8.70     $    10.00
                                                                        --------------- --------------- --------------

INCOME FROM OPERATIONS:
  Net investment income (loss) ......................................         (0.01)           0.03          (0.01)
  Net realized and unrealized gains (losses) on investments .........          0.45            0.14          (1.28)
                                                                        --------------- --------------- --------------
  Total income (loss) from operations ...............................          0.46            0.17          (1.29)
                                                                        --------------- --------------- --------------

LESS DISTRIBUTIONS:
  From net investment income ........................................             -           (0.03)             -
  From net realized gains on investment transactions ................             -               -              -
  Return of capital .................................................             -               -          (0.01)
                                                                        --------------- --------------- --------------
  Total distributions ...............................................             -           (0.03)         (0.01)
                                                                        --------------- --------------- --------------
  Net increase (decrease) ...........................................          0.46            0.14          (1.30)
                                                                        --------------- --------------- --------------

NET ASSET VALUE, END OF PERIOD ......................................   $      9.30     $      8.84     $     8.70
                                                                        =============== =============== ==============

TOTAL RETURN (A) ....................................................         5.20%           1.96%       (12.92)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..........................   $    10,212     $     6,313     $    4,804
  Ratio of expenses to average net assets (b) .......................         1.15%           1.15%          1.20%
  Ratio of net investment income (loss) to average net assets (b) ...         0.47%           0.43%        (0.04)%
  Portfolio turnover ................................................        24.60%          53.35%         40.15%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) .......................           n/a             n/a          1.89%
  Ratio of net investment loss to average net assets (b) ............           n/a             n/a        (0.73)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b) Annualized for periods less than one year. See notes to the financial statements.

PPM AMERICA/JNL BALANCED SERIES

Financial Highlights (Unaudited)

                                                                                                          PERIOD FROM    PERIOD FROM
                                                        SIX MONTHS                                          APRIL 1,       MAY 15,
                                                          ENDED                                             1996 TO        1995* TO
                                                         JUNE 30,          YEAR ENDED DECEMBER 31,        DECEMBER 31,    MARCH 31,
                                                           2000          1999        1998        1997         1996           1996
                                                      ------------- ------------- ----------- ------------ ------------- -----------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...............  $     12.60   $    13.48        13.06       11.92      $   11.17   $   10.00
                                                      ------------- ------------- ----------- ------------ ------------- -----------

INCOME FROM OPERATIONS:
  Net investment income ............................         0.25         0.44         0.47        0.36           0.10        0.25
  Net realized and unrealized gains (losses) on
    investments ....................................       (0.66)        (0.45)        0.84        1.83           0.98        1.40
                                                      ------------- ------------- ----------- ------------ ------------- -----------
  Total income (loss) from operations ..............       (0.41)        (0.01)        1.31        2.19           1.08        1.65
                                                      ------------- ------------- ----------- ------------ ------------- -----------

LESS DISTRIBUTIONS:
  From net investment income .......................            -        (0.44)       (0.47)      (0.36)         (0.15)      (0.19)
  From net realized gains on investment transactions            -        (0.43)       (0.42)      (0.69)         (0.18)      (0.29)
                                                      ------------- ------------- ----------- ------------ ------------- -----------
  Total distributions ..............................            -        (0.87)       (0.89)      (1.05)         (0.33)      (0.48)
                                                      ------------- ------------- ----------- ------------ ------------- -----------
  Net increase (decrease) ..........................        (0.41)       (0.88)        0.42        1.14           0.75        1.17
                                                      ------------- ------------- ----------- ------------ ------------- -----------

NET ASSET VALUE, END OF PERIOD .....................  $     12.19   $    12.60    $   13.48   $   13.06     $    11.92    $  11.17
                                                      ============= ============= =========== ============ ============= ===========

TOTAL RETURN (A) ...................................      (3.25)%      (0.11)%       10.06%      18.43%          9.72%      16.60%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .........  $   140,223   $  143,012    $  95,974   $  59,694     $   24,419    $ 4,761
  Ratio of expenses to average net assets (b) ......        0.82%        0.82%        0.85%       0.93%          1.04%       1.01%
  Ratio of net investment income to average net
    assets (b) .....................................        4.18%        3.71%        3.87%       3.72%          2.39%       2.99%
  Portfolio turnover ...............................       12.12%       35.02%       33.74%     160.88%        158.15%     115.84%

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) ......         n/a           n/a        0.85%       0.94%          1.22%       3.71%
  Ratio of net investment income to average net
    assets (b) .....................................         n/a           n/a        3.87%       3.71%          2.21%       0.29%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

PPM AMERICA/JNL HIGH YIELD BOND SERIES

Financial Highlights (Unaudited)

                                                                                                           PERIOD FROM  PERIOD FROM
                                                       SIX MONTHS                                            APRIL 1,      MAY 15,
                                                          ENDED                                             1996 TO      1995* TO
                                                        JUNE 30,           YEAR ENDED DECEMBER 31,         DECEMBER 31,   MARCH 31,
                                                          2000         1999         1998        1997          1996          1996
                                                      ------------- ----------- ----------- ------------ ------------- ------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...............  $     10.13   $   10.89   $   11.48   $    10.67   $     10.23   $     10.00
                                                      ------------- ----------- ----------- ------------ ------------- ------------

INCOME FROM OPERATIONS:
  Net investment income ............................         0.50        0.88        0.91         0.59          0.51          0.73
  Net realized and unrealized gains (losses)
    on investments .................................        (0.65)      (0.76)      (0.47)        1.02          0.64          0.04
                                                      ------------- ----------- ----------- ------------ ------------- ------------
  Total income (loss) from operations ..............        (0.15)       0.12        0.44         1.61          1.15          0.77
                                                      ------------- ----------- ----------- ------------ ------------- ------------

LESS DISTRIBUTIONS:
  From net investment income .......................            -       (0.88)      (0.91)       (0.59)        (0.69)        (0.54)
  From net realized gains on investment transactions            -           -       (0.12)       (0.21)        (0.02)            -
                                                      ------------- ----------- ----------- ------------ ------------- ------------
  Total distributions ..............................            -       (0.88)      (1.03)       (0.80)        (0.71)        (0.54)
                                                      ------------- ----------- ----------- ------------ ------------- ------------
  Net increase (decrease) ..........................        (0.15)      (0.76)      (0.59)        0.81          0.44          0.23
                                                      ------------- ----------- ----------- ------------ ------------- ------------

NET ASSET VALUE, END OF PERIOD .....................  $      9.98   $   10.13   $   10.89   $    11.48   $     10.67    $    10.23
                                                      ============= =========== =========== ============ ============= ============

TOTAL RETURN (A) ...................................      (1.48)%       1.09%       3.84%       15.05%        11.24%         7.82%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .........  $   148,258   $ 147,023   $ 101,485   $   62,712     $  13,396    $    6,156
  Ratio of expenses to average net assets (b) ......        0.82%       0.82%       0.83%        0.90%         0.88%         0.88%

  Ratio of net investment income to average net
  assets (b) .......................................       10.14%       9.22%       8.62%        8.15%         8.64%         8.34%
  Portfolio turnover ...............................       31.49%      61.03%     129.85%      189.25%       113.08%       186.21%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) ......          n/a         n/a       0.83%        0.90%         1.21%         1.50%
  Ratio of net investment income to average net
    assets (b) .....................................          n/a         n/a       8.62%        8.15%         8.31%         7.72%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

PPM AMERICA/JNL MONEY MARKET SERIES

Financial Highlights (Unaudited)

                                                                                                         PERIOD FROM     PERIOD FROM
                                           SIX MONTHS                                                      APRIL 1,        MAY 15,
                                             ENDED                                                         1996 TO         1995* TO
                                            JUNE 30,                YEAR ENDED DECEMBER 31,              DECEMBER 31,     MARCH 31,
                                              2000            1999           1998            1997            1996            1996
                                         --------------- ------------- --------------- ---------------- --------------- ------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ... $     1.00      $     1.00    $      1.00     $      1.00      $     1.00      $     1.00
                                         --------------- ------------- --------------- ---------------- --------------- ------------

INCOME FROM OPERATIONS:
  Net investment income ................       0.03            0.05           0.05            0.05            0.04            0.04
                                         --------------- ------------- --------------- ---------------- --------------- ------------

LESS DISTRIBUTIONS:
  From net investment income ...........      (0.03)          (0.05)         (0.05)          (0.05)          (0.04)          (0.04)
                                         --------------- ------------- --------------- ---------------- --------------- ------------
  Net increase .........................          -               -              -               -               -               -
                                         --------------- ------------- --------------- ---------------- --------------- ------------

NET ASSET VALUE, END OF PERIOD ......... $     1.00      $     1.00    $      1.00     $      1.00      $     1.00      $     1.00
                                         =============== ============= =============== ================ =============== ============

TOTAL RETURN (A) .......................      2.74%           4.67%          4.99%           5.01%           3.61%           4.59%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in
     thousands) ........................ $  147,342      $  164,446    $    56,349     $    41,808      $   23,752      $    6,816
  Ratio of expenses to average net
     assets (b) ........................      0.70%           0.70%          0.74%           0.75%           0.75%           0.75%
  Ratio of net investment income to
     average net assets (b) ............      5.46%           4.63%          4.87%           4.92%           4.75%           5.06%

RATIO INFORMATION ASSUMING NO EXPENSE:
  Ratio of expenses to average net
     assets (b) ........................        n/a             n/a          0.75%           0.76%           0.85%           1.30%
  Ratio of net investment income to
     average net assets (b) ............        n/a             n/a          4.86%           4.91%           4.65%           4.51%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

SALOMON BROTHERS/JNL BALANCED SERIES

Financial Highlights (Unaudited)

                                                                                                                  PERIOD ENDED
                                                                                  SIX MONTHS                        MARCH 2,
                                                                                    ENDED         YEAR ENDED       1998* TO
                                                                                   JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                                     2000            1999            1998
                                                                                ---------------- --------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ......................................     $         10.11  $        10.38  $        10.00
                                                                                ---------------- --------------- ---------------

INCOME FROM OPERATIONS:
  Net investment income ...................................................                0.22            0.28            0.21
  Net realized and unrealized gains (losses) on investments ...............                0.11           (0.27)           0.38
                                                                                ---------------- --------------- ---------------
   Total income from operations ...........................................                0.33            0.01            0.59
                                                                                ---------------- --------------- ---------------

LESS DISTRIBUTIONS:
  From net investment income ..............................................                   -           (0.28)          (0.21)
  From net realized gains on investment transactions ......................                   -               -               -
                                                                                ---------------- --------------- ---------------
  Total distributions .....................................................                   -           (0.28)          (0.21)
                                                                                ---------------- --------------- ---------------
  Net increase (decrease) .................................................                0.33           (0.27)           0.38
                                                                                ---------------- --------------- ---------------

NET ASSET VALUE, END OF PERIOD ............................................     $         10.44  $        10.11  $        10.38
                                                                                ================ =============== ===============

TOTAL RETURN (A) ..........................................................               3.26%           0.09%           5.91%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ................................     $        10,354  $        7,517  $        3,297
  Ratio of expenses to average net assets (b) .............................               0.90%           0.90%           0.95%
  Ratio of net investment income to average net assets (b) ................               5.06%           3.54%           3.49%
  Portfolio turnover ......................................................              19.41%          59.53%         128.41%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
  Ratio of expenses to average net assets (b) .............................                 n/a             n/a           2.38%
  Ratio of net investment income to average net assets (b) ................                 n/a             n/a           2.06%



--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

Salomon Brothers/JNL Global Bond Series

Financial Highlights (Unaudited)

                                                                                                            Period from  Period from
                                                 Six months                                                  April 1,      May 15,
                                                   ended                                                      1996 to       1995* to
                                                  June 30,              Year ended December 31,             December 31,   March 31,
                                                    2000           1999           1998           1997           1996          1996
                                               -------------  ---------------  ------------  -------------  ------------  ----------
Selected Per Share Data
Net asset value, beginning of period ......... $ 10.25        $   10.67          $  11.12     $   10.63      $   10.46     $  10.00
                                               -------------  ---------------  ------------  -------------  ------------  ----------
Income from operations:
  Net investment income ......................    0.36             0.62              0.72          0.54           0.42         0.81

  Net realized and unrealized gains (losses)
    on investments and foreign currency
       related items .........................   (0.14)           (0.42)            (0.45)         0.59           0.70         0.24
                                               -------------  ---------------  ------------  -------------  ------------  ----------
  Total income from operations ...............    0.22             0.20              0.27          1.13           1.12         1.05
                                               -------------  ---------------  ------------  -------------  ------------  ----------
Less distributions:
  From net investment income .................       -            (0.62)            (0.72)        (0.58)         (0.69)       (0.56)
  From net realized gains on investment
    transactions .............................       -                -                 -         (0.05)         (0.26)       (0.03)
  Return of capital ..........................       -                -                 -         (0.01)             -            -
                                               -------------  ---------------  ------------  -------------  ------------  ----------
  Total distributions ........................       -            (0.62)            (0.72)        (0.64)         (0.95)       (0.59)
  Net increase (decrease) ....................    0.22            (0.42)            (0.45)         0.49           0.17         0.46
                                               -------------  ---------------  ------------  -------------  ------------  ----------
Net asset value, end of period ............... $ 10.47         $  10.25          $  10.67      $  11.12      $   10.63     $  10.46
                                               =============  ===============  ============  =============  ============  ==========
Total Return (a) .............................   2.15%            1.87%             2.46%        10.66%         10.68%       10.74%


Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ... $96,747          $81,061           $ 48,167     $ 36,725      $  12,483     $  6,380
  Ratio of expenses to average net assets (b)
    (c) ......................................   0.95%            0.95%              1.00%        1.01%          0.99%        1.00%
  Ratio of net investment income to average
    net assets (b) ...........................   7.45%            7.22%              7.05%        6.83%          7.52%        9.01%
  Portfolio turnover .........................  71.99%           98.01%            261.87%      134.55%        109.85%      152.89%

Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)     n/a              n/a               1.01%        1.08%          1.44%        2.14%
  Ratio of net investment income to average
    net assets (b) ...........................    n/a              n/a               7.04%        6.76%          7.07%        7.87%

   ----------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

Salomon Brothers/JNL High Yield Bond Series

Financial Highlights (Unaudited)

                                                                                                                  Period from
                                                                                   Six months                       March 2,
                                                                                     ended         Year ended       1998* to
                                                                                    June 30,      December 31,    December 31,
                                                                                      2000            1999            1998
                                                                                ---------------  ------------- -------------
Selected Per Share Data

Net asset value, beginning of period .......................................    $      8.71       $   9.59        $   10.00
                                                                                ---------------  ------------- -------------
Income from operations:
  Net investment income ....................................................           0.32           0.71             0.54

  Net realized and unrealized losses on investments ........................          (0.62)         (0.88)           (0.41)
                                                                                ---------------  -------------- ------------
  Total income (loss) from operations ......................................          (0.30)         (0.17)            0.13
                                                                                ---------------  -------------- ------------

Less distributions:
  From net investment income ...............................................                -        (0.71)          (0.54)
  From net realized gains on investment transactions .......................                -            -               -
                                                                                ---------------  ------------- -------------
  Total distributions ......................................................                -        (0.71)          (0.54)
                                                                                ---------------  ------------- -------------
  Net decrease .............................................................          (0.30)         (0.88)          (0.41)
                                                                                ---------------  ------------- -------------
Net asset value, end of period .............................................    $       8.41     $    8.71     $      9.59
                                                                                ===============  ============= ==============
Total Return (a) ...........................................................           (3.44)%       (1.76)%         1.32%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .................................    $       13,655   $   10,690    $   7,388
  Ratio of expenses to average net assets (b) ..............................             0.90%        0.90%        0.95%
  Ratio of net investment income to average net assets (b) .................             9.02%        8.74%        7.80%
  Portfolio turnover .......................................................            21.35%       31.39%       37.45%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) ..............................               n/a          n/a        1.39%
  Ratio of net investment income to average net assets (b) .................               n/a          n/a        7.36%

-------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

Financial Highlights (Unaudited)

                                                                                                                           PERIOD
                                                                                                          PERIOD FROM     FROM MAY
                                                    SIX MONTH                                               APRIL 1,         15,
                                                      ENDED                                                 1996 TO        1995* TO
                                                     JUNE 30,                                             DECEMBER 31,    MARCH 31,
                                                       2000          1999         1998          1997          1996           1996
                                                   ------------- ------------ ------------- ------------- -------------- -----------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.36    $    11.15   $    10.69    $    10.20    $    10.09     $  10.00
                                                   ------------- ------------ ------------- ------------- -------------- -----------

INCOME FROM OPERATIONS:
  Net investment income                                    0.30          0.51         0.41          0.44          0.24         0.45
  Net realized and unrealized gains (losses) on
    investments                                            0.08         (0.79)        0.60          0.49          0.24         0.02
                                                   ------------- ------------ ------------- ------------- -------------- -----------
  Total income (loss) from operations                      0.38         (0.28)        1.01          0.93          0.48         0.47
                                                   ------------- ------------ ------------- ------------- -------------- -----------

LESS DISTRIBUTIONS:
  From net investment income                                  -         (0.51)       (0.41)        (0.42)        (0.34)       (0.34)
  From net realized gains on investment
  transactions                                                -             -        (0.14)        (0.02)        (0.03)       (0.04)
                                                   ------------- ------------ ------------- ------------- -------------- -----------
  Total distributions                                         -         (0.51)       (0.55)        (0.44)        (0.37)       (0.38)
                                                   ------------- ------------ ------------- ------------- -------------- -----------
  Net increase (decrease)                                  0.38         (0.79)        0.46          0.49          0.11         0.09
                                                   ------------- ------------ ------------- ------------- -------------- -----------

NET ASSET VALUE, END OF PERIOD                       $    10.74    $    10.36   $    11.15    $    10.69    $    10.20     $  10.09
                                                   ============= ============ ============= ============= ============== ===========

TOTAL RETURN (A)                                          3.67%       (2.50)%        9.40%         9.16%         4.82%        4.65%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)           $  117,421    $  106,329   $   63,785    $   25,389    $    9,832     $  3,007
  Ratio of expenses to average net assets (b) (c)         0.80%         0.80%        1.28%         0.94%         0.84%        0.84%
  Ratio of net investment income to average net
    assets (b)                                            6.10%         5.45%        5.33%         5.99%         5.72%        5.41%
  Portfolio turnover                                     50.76%       122.72%      429.70%       378.59%       218.50%      253.37%


RATIO INFORMATION ASSUMING NO EXPENSE
  REIMBURSEMENT:
  Ratio of expenses to average net assets (b)               n/a          n/a         1.29%         1.05%         1.37%        2.53%
  Ratio of net investment income to average net
    assets (b)                                              n/a          n/a         5.32%         5.88%         5.19%        3.72%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the years ended December 31, 1998 and 1997, the ratio of expenses to average net assets excluding non-operating expenses was 0.85% for each year.

T. Rowe Price/JNL Established Growth Series

Financial Highlights (Unaudited)

                                                                                                           Period from  Period from
                                                               Six months                                     April 1,     May 15,
                                                               ended                                           1996 to     1995* to
                                                               June 30,           Year ended December 31,   December 31,   March 31,
                                                               2000          1999         1998       1997       1996          1996
                                                               --------- ------------  ---------- --------- ------------ -----------
Selected Per Share Data

Net asset value, beginning of period .......................    $21.70       $19.06      $15.62      $12.56      $11.36     $10.00
                                                               --------- ------------  ---------- --------- ------------ -----------

Income from operations:
Net investment income ......................................         -         0.03        0.05        0.06        0.03       0.07
Net realized and unrealized gains on investments and
foreign currency related items .............................      1.70         4.12        4.29        3.64        1.81       2.68
                                                               --------- ------------  ---------- --------- ------------ -----------
Total income from operations ...............................      1.70         4.15        4.34        3.70        1.84       2.75
                                                               --------- ------------  ---------- --------- ------------ -----------

Less distributions:
From net investment income .................................         -        (0.03)      (0.06)      (0.03)      (0.04)     (0.06)
From net realized gains on investment transactions .........         -        (1.48)      (0.84)      (0.61)      (0.09)     (1.33)
Return of capital ..........................................         -            -           -           -       (0.51)         -
                                                               --------- ------------  ---------- --------- ------------ -----------
Total distributions ........................................         -        (1.51)      (0.90)      (0.64)      (0.64)     (1.39)
                                                               --------- ------------  ---------- --------- ------------ -----------
Net increase ...............................................       1.7         2.64        3.44        3.06         1.2       1.36
                                                               --------- ------------  ---------- --------- ------------ -----------

Net asset value, end of period .............................    $23.40       $21.70      $19.06      $15.62      $12.56     $11.36
                                                               ========= ============  ========== ========= ============ ===========

Total Return (a) ...........................................    7.83 %      21.77 %     27.78 %     29.47 %     16.12 %    28.23 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...................  $415,651     $351,338    $216,599    $124,022     $32,291     $8,772
Ratio of expenses to average net assets (b) ................    0.92 %       0.93 %      0.95 %      0.98 %      1.00 %     1.00 %
Ratio of net investment income to average net assets (b) ...         -       0.16 %      0.38 %      0.43 %      0.59 %     0.75 %
Portfolio turnover .........................................   39.95 %      61.45 %     54.93 %     47.06 %     36.41 %   101.13 %

Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ................       n/a          n/a      0.95 %      0.98 %      1.11 %     2.09 %
Ratio of net investment income (loss) to average net
assets (b) .................................................       n/a          n/a      0.38 %      0.43 %      0.48 %    (0.34)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

T. Rowe Price/JNL Mid-Cap Growth Series

Financial Highlights (Unaudited)

                                                                                                         Period from   Period from
                                                      Six months                                           April 1,      May 15,
                                                        ended                                              1996 to      1995* to
                                                       June 30,            Year ended December 31,       December 31,   March 31,
                                                        2000         1999          1998       1997          1996          1996
                                                      ------------ -----------  ---------- ------------ ------------- ------------

Net asset value, beginning of period                  $23.71        $20.43         $17.37      $14.89      $13.43       $10.00
                                                      ------------ -----------  ---------- ------------ ------------- ------------

Income from operations:
Net investment income (loss) .......................   (0.03)        (0.05)         (0.07)      (0.03)      (0.05)        0.06
Net realized and unrealized gains on investments and
foreign currency related items .....................    1.34          4.93            3.8        2.74        1.92         3.9
                                                      ------------ -----------  ---------- ------------ ------------- ------------
Total income from operations .......................    1.31          4.88           3.73        2.71        1.87         3.96
                                                      ------------ -----------  ---------- ------------ ------------- ------------

Less distributions:
From net investment income .........................       -             -              -           -       -0.05          -
From net realized gains on investment transactions .       -         (1.60)         (0.67)      (0.23)      (0.36)       (0.53)
                                                      ------------ -----------  ---------- ------------ ------------- ------------
Total distributions ................................       -         (1.60)         (0.67)      (0.23)      (0.41)       (0.53)
                                                      ------------ -----------  ---------- ------------ ------------- ------------
Net increase .......................................    1.31          3.28           3.06        2.48        1.46         3.43
                                                      ------------ -----------  ---------- ------------ ------------- ------------

Net asset value, end of period .....................  $25.02        $23.71         $20.43      $17.37      $14.89       $13.43
                                                      ============ ===========  ========== ============ ============= ============

Total Return (a) ...................................    5.53%        24.01%         21.49%      18.21%      13.91%       40.06%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ..........  355,790      $286,502       $189,636    $127,052     $47,104      $10,545
Ratio of expenses to average net assets (b) .......    1.02%         1.03%          1.04%       1.06%       1.10%        1.10%
Ratio of net investment income (loss) to average net
assets (b) ........................................  (0.25)%       (0.28)%        (0.37)%     (0.26)%      0.18)%        0.82%

Portfolio turnover ................................   28.00%         56.68%        50.92%      41.43%      25.05%       66.04%


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) .......      n/a         n/a            1.04%       1.06%       1.14%        2.10%
Ratio of net investment loss to average net assets (b)   n/a         n/a           (0.37)%    (0.26)%     (0.22)%      (0.18)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

T. Rowe Price/JNL Value Series

Financial Highlights (Unaudited)

                                                               Period from
                                                                  May 1,
                                                                 2000* to
                                                                 June 30,
                                                                   2000
                                                             ---------------
   Selected Per Share Data

   Net asset value, beginning of period .................    $     10.00
                                                             ---------------
   Income from operations:
     Net investment income ..............................           0.03
     Net realized and unrealized losses on
      investments and foreign currency related items ....           (.38)
                                                             ---------------
     Total loss from operations .........................          (0.35)
                                                             ---------------

   Less distributions:
     From net investment income .........................              -
     From net realized gains on investment transactions .              -
                                                             ---------------
     Total distributions ................................              -
                                                             ---------------
     Net decrease .......................................          (0.35)
                                                             ---------------

   Net asset value, end of period .......................     $     9.65
                                                             ===============
   Total Return (a) .....................................         (3.50)%

   Ratios and Supplemental Data:
     Net assets, end of period (in thousands) ..........        $  15,630
     Ratio of expenses to average net assets (b) .......            1.00%
     Ratio of net investment income to average
       net assets (b) ..................................            2.04%
     Portfolio turnover ................................           12.23%

-------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                                   PROSPECTUS

                                DECEMBER 18, 2000

                                JNL SERIES TRUST

You can find more information about the Trust in:

         o The Trust's Statement of Additional Information (SAI) dated December 18, 2000, which contains further information about the Trust and the Series, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

         o The Trust's Annual and Semi-Annual Reports to shareholders, which show the Series' actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Series' performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling (800) 766-4683, or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003.

You can also obtain information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) from the SEC's Internet site (http://www.sec.gov), by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.


The Trust's SEC file number is: 811-8894

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 18, 2000

                                JNL SERIES TRUST



================================================================================
         This Statement of Additional Information (the "SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Series Trust Prospectus dated December 18, 2000 (the "Prospectus"). Not all Series described in this SAI may be available for investment. The Prospectus may be obtained at no charge by calling (800) 766-4683, or writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002.
================================================================================


                                TABLE OF CONTENTS

General Information and History                                  2
Common Types of Investments and Management Practices             2
Additional Risk Considerations                                  14
Investment Restrictions Applicable to all Series                18
Trustees and Officers of the Trust                              25
Performance                                                     28
Investment Adviser and Other Services                           34
Purchases, Redemptions and Pricing of Shares                    47
Additional Information                                          48
Tax Status                                                      50
Financial Statements                                            51
Appendix A - Ratings of Investments                            A-1

                         GENERAL INFORMATION AND HISTORY

         The JNL Series Trust (the "Trust") is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust dated June 1, 1994. The Trust offers shares in separate Series, each with its own investment objective.

              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

         This section describes some of the types of securities a Series may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Series may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Series' investment objective(s) and policies described in the Prospectus and in this SAI.

Asset-Backed Securities. A Series may invest in asset-backed securities, which include mortgage-backed securities. Asset-backed securities represent interests in pools of consumer loans and most are structured as pass-through securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. A sub-adviser considers estimated prepayment rates in calculating the average weighted maturities of the Series. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, a Series may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit a Series' ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

         Asset-backed securities may be classified as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

         Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Bank Obligations. A Series may invest in bank obligations, which include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Series may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Borrowing and Lending. A Series may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets. To secure borrowings, a Series may mortgage or pledge securities in amounts up to 15% of its net assets.

Cash Position. A Series may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. For temporary, defensive purposes, a Series may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

Collateralized Mortgage Obligations (CMOs). A Series may invest in CMOs, which are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issue, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bonds groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives. Depending on the type of CMOs in which the Series invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

         The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

Commercial Paper. A Series may invest in commercial paper.  Commercial paper are
short-term  promissory  notes  issued  by  corporations   primarily  to  finance
short-term credit needs. Certain notes may have floating or variable rates.

Common and Preferred Stocks. A Series may invest in common and/or preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Series may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies.

Convertible Securities and Warrants. A Series may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally, two or more years).

Catastrophe Bonds. Catastrophe bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane or an earthquake. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Series investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Series will recover its principal plus interest. Catastrophe bonds may also expose the Series to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences.

Diversification. Certain of the Series are diversified companies, as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). A Series that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by:

o        cash and cash items (including receivables),
o        Government securities,
o        securities of other investment companies, and
o other securities limited in respect to any one issuer to not more than 5% of the value of the Series' total assets and to not more than 10% of the outstanding voting securities of such issuer.

         These percentage limitations are measured at the time that a Series acquires a security, and a Series will not lose its diversification status if the Series' holdings exceed these percentages because of post-acquisition changes in security prices.

Equity Swaps. Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Series the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Series will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Series on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Series on the notional amount.

         The Series will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Series receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that is contractually obligated to be made. If the other party to an equity swap defaults, the Series' risk of loss consists of the net amount of payments that such Series is contractually entitled to receive, if any. The net amount of the excess, if any, of the Series' obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Series' custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Series will not treat them as being subject to the Series' borrowing restrictions.

Fixed-Income Securities. A Series may invest in fixed-income securities of companies which meet the investment criteria for the Series. The price of fixed-income securities fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

Foreign Currency Transactions. A Series will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash), basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A Series will generally not enter into a forward contract with a term of greater than one year.

         There are certain markets where it is not possible to engage in effective foreign currency hedging. This may be true, for example, for the currencies of various countries where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Foreign Securities. A Series may invest in foreign securities. Investors should realize that investing in foreign securities involves certain special considerations which are not typically associated with investing in U.S. securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as American Depositary Receipts). Such investments increase a Series' diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S.
standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). In addition, foreign securities purchased by the Series, may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

Futures and Options. Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. A Series may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A Series may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. Government securities, foreign government securities or equity or fixed-income securities.

         Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Series' total return; and the potential loss from the use of futures can exceed the Series' initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing a Series' income.

         The Series' use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Rather, in accordance with regulations adopted by the Commodity Futures Trading Commission (CFTC), a Series will employ such techniques only for
(1) hedging purposes, or (2) otherwise, to the extent that aggregate initial margin and required premiums do not exceed 5 percent of the Series' net assets.

         Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

High-Yield Bonds. A Series may invest its assets in fixed-income securities offering high current income that are in the lower-rated categories of recognized rating agencies or, if not rated, considered to be of comparable quality. These lower-rated fixed-income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rated categories. High-yield bonds are commonly referred to as "junk bonds."

         High-yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high-yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may also depress the price for such securities. The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Hybrid Instruments. A Series may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Illiquid Securities. A Series may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities not determined to be liquid in accordance with guidelines established by the Trust's Board of Trustees;
over-the-counter (OTC) options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions.

Inflation-Indexed Bonds. A Series may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

         Inflation-indexed securities issued by the U.S. Treasury have maturities of ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

         If  the  periodic   adjustment  rate  measuring  inflation  falls,  the
principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Series may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

         The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price-Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

         Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Investment Companies. A Series may invest in investment companies to the extent permitted under the 1940 Act. As a shareholder in an investment company, the Series would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

         A Series may invest cash balances into investment companies managed by a common investment adviser or its affiliates. A Series' investments in any such fund will not be subject to any additional fees, including management and administrative fees.

Mortgage-Backed Securities. A Series may invest in mortgage-backed securities. Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-backed security held by a Series are passed through to the Series. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Series. This principal is returned to the Series at par. As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments). The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Mortgage Dollar Rolls. A Series may enter into mortgage dollar rolls in which a Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Series foregoes principal and interest paid on the mortgage-backed securities. A Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments. A Series may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Series enters into a mortgage "dollar roll", it will establish an account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid assets equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Series' use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities.

Participations and Assignments. A Series may invest in fixed- and floating-rate loans (Loans) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (Lenders). A Series may invest in such Loans in the form of participations in Loans (Participations) and assignments of all or a portion of Loans from third parties (Assignments). Participations typically will result in a Series having a contractual relationship only with the Lender, not with the borrower. A Series will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Series may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Series will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Series will acquire Participations only if the Lender interpositioned between a Series and the borrower is determined by the sub-adviser to be creditworthy. When a Series purchases Assignments from Lenders, a Series will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

         A Series may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, a Series anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Series' ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. A Series currently treats investments in Participations and Assignments as illiquid for purposes of its limitation on investment in illiquid securities. However, the Trustees may in the future adopt guidelines for determining whether Assignments and Loan Participations are liquid or illiquid.

Passive Foreign Investment Companies. A Series may purchase the securities of passive foreign investment companies. A passive foreign investment company, in general, is a foreign corporation of which either at least 75% of its income is passive or an average of at least 50% of its assets produce, or are held for the production of, passive income. In addition to bearing their proportionate share of the Trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such investment companies.

Portfolio Turnover. To a limited extent, a Series may engage in short-term transactions if such transactions further its investment objective. A Series may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities, and may result in the acceleration of taxable gains.

Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles whose assets consist primarily of interests in real estate and real estate loans. The REITs in which a Series may invest include equity REITs, which own real estate properties and realize income from rents and gain or loss from the sale of real estate interests, and mortgage REITs, which make construction, development and long-term mortgage loans and realize income from interest payments on loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, heavy cash flow dependency, self-liquidation, failure to qualify as a "pass-through" entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified. REITs (especially mortgage REITs) are subject to interest rate risk.

Repurchase Agreements and Reverse Repurchase Agreements. A Series may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or dealer) to repurchase that security from the Series at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security. The Series must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

         The Series may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Series, together with other registered investment companies having management agreements with a common investment adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

         When a Series invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

Short Sales. A Series may sell securities short. A short sale is the sale of a security the Series does not own. It is "against the box" if at all times when the short position is open the Series owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Series engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees, in a segregated account, or otherwise cover its position in a permissible manner. If the value of the security goes up, the Series will have to buy it back at a loss to make good on the borrowing.

Short-Term Corporate Debt Securities. A Series may invest in short-term corporate debt securities. These are non-convertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

Standard & Poor's Depository Receipts (SPDRs). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index. The SPDR trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to a Series as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

Stripped Mortgage-Backed Securities. A Series may purchase stripped mortgage-backed securities, which may be considered derivative mortgage-backed securities, which may be issued by agencies or instrumentalities of the U.S. Government or by private entities. Stripped mortgage-backed securities have greater volatility than other types of mortgage-backed securities. Stripped mortgage-backed securities are structured with two or more classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest (IOs, or interest-only securities), while the other class will receive all of the principal (POs, or principal-only securities). The yield to maturity of such mortgage-backed securities that are purchased at a substantial discount or premium are extremely sensitive to changes in interest rates as well as to the rate of principal payments (including prepayments) on the related underlying mortgage assets.

         As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Internal Revenue Code of 1986, as amended (Code), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Series.

         The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

Supranational  Agency  Securities.  A Series may invest in securities  issued or
guaranteed  by  certain  supranational   entities,  such  as  the  International
Development Bank.

U.S. Government Securities. U.S. Government securities are issued or guaranteed as to principal and interest by U.S. Government agencies or instrumentalities. These include securities issued by the Federal National Mortgage Association
(Fannie Mae), Government National Mortgage Association (Ginnie Mae), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, Student Loan Marketing Association, and the Tennessee Valley Authority. Some of these securities, such as those issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.

U.S. Government Obligations. U.S. Government obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

Variable Rate Securities. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

Warrants. A Series may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities and Forward Commitment Contracts. A Series may purchase securities on a when-issued or delayed delivery basis (When-Issueds) and may purchase securities on a forward commitment basis (Forwards). Any or all of the Series' investments in debt securities may be in the form of When-Issueds and Forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for When-Issueds, but may be substantially longer for Forwards. During the period between purchase and settlement, no payment is made by the Series to the issuer and no interest accrues to the Series. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the Series makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Series will maintain cash and/or liquid assets with its custodian bank at least equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the Series (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

Zero Coupon and Pay-in-Kind Bonds. Unless otherwise stated herein, a Series may invest up to 10% of its assets in zero coupon bonds or strips. Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of strips and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. A Series may also purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

         Zero coupon and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

         Current federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Series may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

                         ADDITIONAL RISK CONSIDERATIONS

Emerging Markets. The considerations noted below under "Foreign Securities" may be intensified in the case of investment in developing countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;
(ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Series' investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. In addition, emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Foreign  Securities.  Investments  in  foreign  securities,  including  those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Series. Securities of some foreign issuers in many cases are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Series may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Series will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Series which invest primarily in foreign securities are particularly susceptible to such risks. American Depositary Receipts do not involve the same direct currency and liquidity risks as foreign securities.

         The share price of a Series that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Series' foreign investments may cause changes in a Series' share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Series invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Series, depending on the extent of the Series' foreign investments.

         A Series may employ certain strategies in order to manage exchange rate risks. For example, a Series may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Series may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Series' assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge). A Series could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). A Series may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). A Series may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Series anticipates purchasing securities denominated in or exposed to a particular currency, the Series may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

         These strategies minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may adversely impact a Series' performance if the sub-adviser's projection of future exchange rates is inaccurate.

Futures, Options and Other Derivative Instruments. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Series to additional investment risks and transaction costs. If a sub-adviser seeks to protect a Series against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Series, that Series could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include:
(i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the possible absence of a liquid secondary market for any particular instrument at any time; and (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

High-Yield/High-Risk Bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

         The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Many high-yield bonds do not trade frequently. When they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that judgment may play a bigger role in valuing the securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

         A Series may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The sub-adviser will analyze the credit- worthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. (See Appendix A for a description of bond rating categories).

High-Yield Foreign Sovereign Debt Securities. Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Series investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See "Foreign Securities.") The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Series may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

Hybrid Instruments. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Series and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be a risk factor which the Series would have to consider. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Securities Lending. Lending securities enables a Series to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a Series' portfolio securities must maintain acceptable collateral with that Series' custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines. A Series may reinvest any cash collateral in money market investments or other short-term liquid investments. A Series will retain authority to terminate any of its loans at any time. A Series may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A Series will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Series will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Series' interest.

                INVESTMENT RESTRICTIONS APPLICABLE TO ALL SERIES

Fundamental Policies. Each Series is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Series if a matter affects just that Series), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Series) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

         (1) Each Series, except the JNL/Janus Capital Growth Series, JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series II, JNL/S&P Conservative Growth Series, JNL/S&P Moderate Growth Series, JNL/S&P Aggressive Growth Series, Lazard/JNL Small Cap Value Series and Lazard/JNL Mid Cap Value Series, shall be a "diversified company," as such term is defined under the 1940 Act.

         (2) No Series may invest more than 25% of the value of their respective assets in any particular industry (other than U.S. Government securities), except the PPM America/JNL Money Market Series. The telecommunications industry is comprised of several services which are considered separate industries by the sub-advisers. Services can include cellular, long distance, paging and messaging, satellite or data and internet. As the telecommunications industry continues to expand, there will be more service industries created.

         (3) No Series may invest directly in real estate or interests in real estate; however, the Series may own debt or equity securities issued by companies engaged in those businesses.

         (4) No Series may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Series from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

         (5) No Series may lend any security or make any other loan if, as a result, more than 33 1/3% of the Series' total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

         (6) No Series may act as an underwriter of securities issued by others, except to the extent that a Series may be deemed an underwriter in connection with the disposition of portfolio securities of such Series.

         (7) No Series may invest more than 15% of a Series' net assets (10% in the case of the PPM America/JNL Money Market Series and the JNL/Alger Growth
Series) in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 or Commercial Paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accordance with guidelines established by the Board of Trustees.

         (8) The Series will not issue senior securities except that they may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of their respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Series' total assets by reason of a decline in net assets, the Series will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts.

Operating Policies. The Trustees have adopted additional investment restrictions for the Series. These restrictions are operating policies of the Series and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

  For each Series, to the extent applicable:

         (a) The Series intend to comply with the CFTC regulations limiting a Series' investments in futures and options for non-hedging purposes.

  For the JNL/Alger Growth Series:

         (a) At least 85% of the Series' net assets, under normal market conditions, will be invested in equity securities and at least 65% of its total assets will be invested in the equity securities of companies that, at the time their securities are purchased by the Series, have a market capitalization of $1 billion or more.

         (b) The Series may hold up to 15% of its net assets in money market instruments and repurchase agreements.

  For the JNL/Alliance Growth Series:

         (a) The Series may invest up to 25% of its total assets in foreign securities.

  For the JNL/Eagle Core Equity Series:

         (a) At least 65% of the Series' total assets, under normal market conditions, will be invested in U.S. common stocks.

         (b)      The   Series   may   invest  up  to  35%  of  its   assets  in
                  non-investment grade securities.

         (c) The Series may invest up to 25% of its total assets in foreign securities.

  For the JNL/Eagle SmallCap Equity Series:

         (a) At least 65% of its total assets will be invested, under normal market conditions, in the equity securities of companies that, at the time their securities are purchased by the Series, have a market capitalization under $1 billion.

         (b) The Series may invest up to 5% of its assets in non-investment grade securities.

  For the JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series:

         (a) At least 65% of its total assets will be invested, under normal market conditions, in stocks.

  For the JNL/J.P. Morgan International & Emerging Markets Series:

         (a) At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers.

         (b) The Series may invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company.

For each of the JNL/Janus Aggressive Growth Series, JNL/Janus Capital Growth Series and JNL/Janus Global Equities Series:

         (a) The Series may not invest more than 35% of its net assets in high-yield/high-risk bonds.

         (b) The Series may not invest more than 25% of its assets in mortgage- and asset-backed securities.

         (c) The Series may not invest more than 10% of its assets in zero coupon bonds.

  For the JNL/Janus Balanced Series and JNL/Janus Growth & Income Series:

         (a) The Series may not invest more than 35% of its net assets in high-yield/high-risk bonds.

         (b) The Series may not invest more than 10% of its assets in zero coupon bonds.

  For the JNL/PIMCO Total Return Bond Series:

         (a) At least 65% of its total assets will be invested, under normal market conditions, in fixed-income securities.

         (b)      The   Series   may   invest  up  to  10%  of  its   assets  in
                  non-investment grade fixed-income securities rated at least B by Moody's or S&P.

         (c) The Series may invest up to 20% of its assets in securities denominated in foreign currencies. A minimum of 75% of currency exposure will be hedged.

         (d) The Series may invest up to 10% of its assets in securities of issuers based in emerging markets.

         (e)      The Series  may not  invest  more than 5% of its net assets in
                  any   combination  of  inverse   floater,   interest-only   or
                  principal-only securities.

         (f) The Series may not enter into a swap agreement with a party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Series' assets.

  For the JNL/Putnam Growth Series:

         (a) The Series may invest up to 20% of its net assets in foreign securities.

JNL/Putnam International Equity Series:

         (a) The Series normally invests at least 65% of its total assets in equity securities of companies located in three countries other than the U.S. Companies are located outside the U.S. if
                  (1) the are not organized under U.S. law, (2) their principal office is outside the U.S., (3) their securities are principally traded outside the U.S., (4) 50% or more of total revenues come from outside the U.S. or (5) 50% or more of assets are outside the U.S.

  For the JNL/Putnam Value Equity Series:

         (a) At least 65% of its total assets will be invested, under normal market conditions, in equity securities.

         (b) The Series may invest up to 25% of its total assets in the common stocks of foreign issuers.

  For the JNL International Index Series:

         (a) The Series may hold up to 25% of its value in MSCI E.A.FE. futures contracts.


  For the JNL Russell 2000 Index Series:

         (a) The Series may hold up to 5% of its value in Russell 2000 Index futures contracts.

  For the JNL S&P 500 Index Series:

         (a) The Series may hold up to 25% of its value in S&P 500 Index futures contracts.


  For the Lazard/JNL Mid Cap Value Series:

         (a) At least 80% of its total assets will generally be invested in the equity securities of undervalued medium size companies.

         (b) The Series may invest up to 15% of its total assets in foreign securities.

  For the Lazard/JNL Small Cap Value Series:

         (a) At least 80% of its total assets will generally be invested in the equity securities of small U.S. companies in the range of the Russell 2000 Index.

         (b) The Series does not currently intend to invest more than 10% of its total assets in the securities of unseasoned companies.

  For the PPM America/JNL Balanced Series:

         (a) At least 25% of its assets will be invested, under normal market conditions, in fixed-income senior securities.

         (b) The Series may invest up to 35% of its net assets in non-investment grade securities rated at least Ca by Moody's Investors Services, Inc. (Moody's) or CC by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P).

  For the PPM America/JNL High Yield Bond Series:

         (a) At least 65% of its total assets will be invested, under normal market conditions, in bonds rated Ba or below by Moody's or BB or below by S&P, or if unrated, of comparable quality.

         (b) The Series may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P.

         (c) The Series may invest up to 25% of its assets in foreign securities.

  For the PPM America/JNL Money Market Series:

         (a) The Series may not invest more than 5% of its assets in the securities of any one issuer or invest more than 5% of its assets in securities (other than U.S. Government securities and repurchase agreements on such securities) that have not been rated in the highest category by the requisite rating agencies or, if unrated, have not been deemed to be of comparable quality, as determined in accordance with Rule 2a-7 under the 1940 Act.

         (b) The Series may invest more than 25% of its total assets in the domestic banking industry. There are no limitations on investments in U.S. Government securities, including obligations issued or guaranteed by its agencies or instrumentalities.

  For the Salomon Brothers/JNL Balanced Series:

         (a) The Series currently expects that at least 40% of its total assets will be invested, under normal market conditions, in equity securities.

         (b) The Series may invest up to 20% of its net assets in nonconvertible fixed-income securities rated Ba or lower by Moody's or BB or lower by S&P or, if unrated, are determined to be of comparable quality.

         (c) The Series may invest up to 20% of its total assets in foreign securities.

         (d) The Series may not invest more than 10% of its assets in repurchase agreements maturing in more than 7 days.

  For the Salomon Brothers/JNL Global Bond Series:

         (a) The Series does not currently intend to invest more than 75% of its assets in medium- or lower-rated securities.

         (b) The Series may invest up to 20% of its assets in common stock, convertible securities, warrants, preferred stock or other equity securities when consistent with the Series' objectives.

         (c) To maintain liquidity, the Series may invest up to 20% of its assets in high-quality, short-term money market instruments.

         (d) The Series may not make loans of its portfolio securities with a value in excess of 25% of its total assets.

  For the Salomon Brothers/JNL High Yield Bond Series:

         (a) At least 80% of its total assets will be invested, under normal market conditions, in non-investment grade fixed-income securities.

         (b) The Series may invest up to 35% of its total assets in the securities of foreign issuers and up to 5% of its total assets in foreign governmental issuers in any one country.

         (c)      The Series may invest up to 10% of its total  assets in either
                  (i) equipment lease certificates, equipment trust certificates and conditional sales contracts or (ii) limited partnership interests.

         (d)      The Series may invest up to 10% of its total  assets in common
                  stock,  convertible  securities,   warrants  or  other  equity
                  securities when consistent with its objective.

         (e) To maintain liquidity, the Series may invest up to 20% of its assets in cash and/or U.S. dollar-denominated debt securities (short term investments in securities for the forward settlement of trades shall not count for purposes of this policy).

  For the Salomon Brothers/JNL U.S. Government & Quality Bond Series:

         (a) At least 65% of its total assets will be invested, under normal market conditions, in: U.S. Treasury obligations; obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government; mortgage-backed securities guaranteed by Ginnie Mae that are supported by the full faith and credit of the U.S. Government; mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government; and collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed either by (i)the credit alone of the U.S. Government agency or instrumentality which issues or guarantees them or (ii) the full faith and credit of the U.S. Government.

         (b) The Series may invest up to 35% of its assets in U.S. dollar-denominated securities rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's, or if unrated, determined to be of comparable quality.

         (c) The Series may not invest more than 10% of its total assets in obligations of foreign issuers.

         (d) The Series may not make loans of its portfolio securities with a value in excess of 25% of its total assets.

  For the T. Rowe Price/JNL Established Growth Series:

         (a) The Series may invest up to 30% of its total assets (excluding reserves) in foreign securities.

  For the T. Rowe Price/JNL Mid-Cap Growth Series:

         (a) At least 65% of its total assets will be invested, under normal market conditions, in mid-cap (as defined in the Prospectus) common stocks with above-average growth potential.

         (b) The Series may invest up to 25% of its total assets (excluding reserves) in foreign securities.

  For the T. Rowe Price/JNL Value Series:

         (a) The Series may invest up to 25% of its total assets (excluding reserves) in foreign securities.

Insurance Law Restrictions. In connection with the Trust's agreement to sell shares to the separate accounts, Jackson National Financial Services, LLC (JNFS) and the insurance companies may enter into agreements, required by certain state insurance departments, under which JNFS may agree to use its best efforts to assure and to permit insurance companies to monitor that each Series of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Series failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Series or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                       TRUSTEES AND OFFICERS OF THE TRUST

         The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The trustees set broad policies for each Series and choose the Trust's officers. The following is a list of the trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years.

For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust, JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC, JNLNY Variable Fund I LLC, and JNLNY Variable Fund II LLC. Each of the Trustees is also a Trustee or Manager of each of the other funds in the Fund Complex and each of the Trust's officers is also an officer of one or more of the funds in the Fund Complex.

ANDREW B. HOPPING* (Age 41), 1 Corporate Way, Lansing, Michigan 48951
Trustee of the Trust and Member of the Board of Managers of each of the other funds in the Fund Complex
President and Chief Executive Officer of the Trust and each of the other funds in the Fund Complex
JNL Series Trust, Vice President (8/96 to 8/97)
JNL Series Trust, Treasurer (8/96 to 8/97)
JNL Series Trust, Chief Financial Officer (8/96 to 8/97)
Jackson National Life Distributors, Inc., Treasurer (1/98 to present)
Jackson National Financial Services, LLC, President and Managing Board Member (3/98 to present)
Jackson National Life Insurance Company, Executive Vice President
(7/98 to present)
Jackson National Life Insurance Company, Chief Financial Officer
(12/97 to present)
Jackson National Life Insurance Company, Senior Vice President (6/94 to 7/98) National Planning Corporation, Vice President (5/98 to 7/98)
Jackson National Life Distributors, Inc., Chief Financial Officer and Vice President (7/97 to present)
National Planning Corporation, Director (6/97 to present)
Jackson National Financial Services, Inc., Chief Executive Officer and President (7/97 to 5/98)
Countrywide Credit, Executive Vice President (3/92 to 6/94)

JOSEPH FRAUENHEIM (Age 65), 1405 Cambridge, Lansing, MI  48911
Trustee of the Trust and Member of the Board of Managers of each of the other funds in the Fund Complex
Consultant (1991 to present)

ROBERT A. FRITTS* (Age 51) 1 Corporate Way, Lansing, MI 48951
Trustee of the Trust and Member of the Board of Managers of each of the other funds in the Fund Complex
Vice President, Treasurer and Chief Financial Officer of the Trust and each of the other funds in the Fund Complex
JNL Series Trust, Assistant Treasurer (2/96 to 8/97)
JNL Series Trust, Assistant Secretary (12/94 to 2/96)
Jackson National Life Insurance Company, Vice President and Controller
(8/82 to present)

THOMAS J. MEYER (Age 53) 1 Corporate Way, Lansing, MI 48951
Vice President, Secretary and Counsel of the Trust and each of the other funds in the Fund Complex
Jackson National Life Insurance Company, Senior Vice President (7/98 to present) Jackson National Life Insurance Company, Secretary (9/94 to present)
Jackson National Life Insurance Company, General Counsel (3/85 to present) Jackson National Life Insurance Company, Vice President (3/85 to 7/98)

RICHARD MCLELLAN (Age 58), 1191 Carriageway North, East Lansing, MI 48823 Trustee of the Trust and Member of the Board of Managers of each of the other funds in the Fund Complex
Dykema Gossett PLLC, Attorney

PETER MCPHERSON (Age 59), 1 Abbott Road, East Lansing, MI  48824
Trustee of the Trust and Member of the Board of Managers of each of the other funds in the Fund Complex
Michigan  State  University,  President  (10/93  to present)

MARK D. NERUD (Age 33) 225 West Wacker Drive, Suite 1200, Chicago, IL 60606 Vice President and Assistant Treasurer of the Trust and each of the other funds in the Fund Complex
Jackson National Financial Services, LLC, Chief Financial Officer
(3/98 to present)
Jackson National Financial Services, LLC, Managing Board Member
(3/98 to present) National Planning Corporation, Vice President
(5/98 to present)
Jackson National Life Distributors, Inc., Chief Operating Officer
(7/97 to present) Jackson National Financial Services, Inc., Director
(1/98 to 5/98)
Jackson National Financial Services, Inc., Chief Operating Officer
(6/97 to 5/98)
Jackson National Financial Services, Inc., Treasurer (6/97 to 5/98)
Jackson National Life Insurance Company, Vice President - Fund Accounting & Administration (1/00 to present)
Jackson National Life Insurance Company, Assistant Vice President - Mutual Fund Operations (4/97 to 12/99)
Jackson National Life Insurance Company, Assistant Controller (10/96 to 4/97) Jackson National Life Insurance Company, Senior Manager - Mutual Fund Operations (4/96 to 10/96)
Voyageur Asset Management Company, Manager - Mutual Fund Accounting
(5/93 to 4/96)

SUSAN S. RHEE (Age 28), 1 Corporate Way, Lansing, MI  48951
Assistant Secretary of the Trust and each of the other funds in the Fund Complex Jackson National Financial Services, LLC, Secretary (1/00 to present) Jackson National Life Insurance Company, Senior Attorney (1/00 to present) Goldman, Sachs & Co., Associate (10/99 to 12/99)
Van Eck Associates Corporation, Staff Attorney (9/97 to 10/99)
-----------
*Trustees who are interested persons as defined in the Investment Company Act of 1940.

         As of January 20, 2000, the officers and trustees of the Trust, as a group, owned less than 1% of the then outstanding shares of the Trust. To the extent required by applicable law, Jackson National Life Insurance Company will solicit voting instructions from owners of variable insurance or variable annuity contracts. All shares of each Series of the Trust will be voted by Jackson National Life Insurance Company in accordance with voting instructions received from such variable contract owners. Jackson National Life Insurance Company will vote all of the shares which it is entitled to vote in the same proportion as the voting instructions given by variable contract owners, on the issues presented, including shares which are attributable to Jackson National Life Insurance Company's interest in the Trust.

         The trustees who are "interested persons" and officers as designated above receive no compensation from the Trust. Disinterested Trustees will be paid $5,000 for each meeting of the Board of Trustees that they attend. The fees to the disinterested Trustees are divided among the funds in the Fund Complex based on their relative size.

For the year ended December 31, 1999, the disinterested Trustees received the following fees from the Trust for service as Trustee:


                                                                                   Pension or Retirement Benefits
                                           Aggregate Compensation from the        Accrued As Part of Trust Expenses
                                                        Adviser
Trustee
Joseph Frauenheim                                       $16,000                                   $0
Richard McLellan                                        $16,000                                    0
Peter McPherson                                         $16,000                                    0

                                   PERFORMANCE

         A Series' historical performance may be shown in the form of total return and yield. These performance measures are described below. Performance advertised for a Series may or may not reflect the effect of any charges that are imposed under a variable annuity contract (Contract) that is funded by the Trust. Such charges, described in the prospectus for the Contract, will have the effect of reducing a Series' performance.

         Standardized average annual total return and non-standardized total return measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of a Series. Yield is a measure of the net investment income per share earned over a specific one month or 30-day period (seven-day period for the PPM America/JNL Money Market Series) expressed as a percentage of the net asset value.

         A Series' standardized average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission (SEC). Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year periods, or for a period covering the time the Series has been in existence if the Series has not been in existence for one of the prescribed periods. Because average annual total returns tend to smooth out variations in the Series' returns, you should recognize that they are not the same as actual year-by-year results. The standardized average annual total return for a Series for a specific period is found by first taking a hypothetical $1,000 investment (initial investment) in the Series' shares on the first day of the period, adjusting to deduct the applicable charges, if any, and computing the redeemable value of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Series have been reinvested at net asset value on the reinvestment dates during the period.

         The standardized average annual total return for each Series for the periods indicated was as follows:

                                                        For the Period     One-Year Period   Commencement of
                                                             Ended         Ended December     Operations to
                                                         June 30, 2000        31, 1999         December 31,
                                                                                                   1999
                                                       ------------------ ------------------ -----------------
JNL/Alger Growth Series2                                     4.54%             33.80%             27.08%
JNL/Alliance Growth Series4                                  2.10%             28.23%             33.64%
JNL/Eagle Core Equity Series3                                3.63%             23.55%             23.96%
JNL/Eagle SmallCap Equity Series3                            2.95%             19.27%             19.09%
JNL/J.P. Morgan International & Emerging Markets            -3.04%             38.02%             18.38%
Series4
JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series4        -1.89%               N/A              6.85%
JNL/Janus Aggressive Growth Series1                         -2.68%             94.43%             42.10%
JNL/Janus Balanced Series8                                  -0.20%
JNL/Janus Capital Growth Series1                            -1.51%             124.19%            44.09%
JNL/Janus Global Equities Series1                            1.06%             64.58%             36.45%
JNL/Janus Growth & Income Series6                           -1.60%              4.98%             -2.64%
JNL/PIMCO Total Return Bond Series4                          3.84%             -0.26%             2.92%
JNL/Putnam Growth Series1                                   -2.43%             29.41%             30.51%
JNL/Putnam International Equity Series7                     -4.47%             32.11%             14.78%
JNL/Putnam Midcap Series8                                    1.50%               N/A               N/A
JNL/Putnam Value Equity Series1                             -1.61%             -1.04%             16.96%
JNL/S&P Conservative Growth Series I5                        2.33%             19.52%             13.85%
JNL/S&P Moderate Growth Series I5                            2.01%             26.74%             18.75%
JNL/S&P Aggressive Growth Series I5                          1.09%             35.38%             25.02%
JNL/S&P Very Aggressive Growth Series I5                     0.90%             48.86%             33.84%
JNL/S&P Equity Growth Series I5                              0.92%             43.19%             27.72%
JNL/S&P Equity Aggressive Growth Series I 5                  1.22%             45.25%             29.67%
JNL/S&P Conservative Growth Series II5                       0.36%             16.14%             6.14%
JNL/S&P Moderate Growth Series II5                           0.72%             22.77%             14.10%
JNL/S&P Aggressive Growth Series II5                         0.46%             28.66%             16.11%
JNL/S&P Very Aggressive Growth Series II5                    0.72%             42.42%             28.44%
JNL/S&P Equity Growth Series II5                             0.59%             36.29%             19.99%
JNL/S&P Equity Aggressive Growth Series II 5                 0.83%             39.61%             23.92%
JNL/S&P Conservative Growth Series9                          2.20%               N/A               N/A
JNL/S&P Moderate Growth Series10                             2.10%               N/A               N/A
JNL/S&P Aggressive Growth Series11                           8.50%               N/A               N/A
Lazard/JNL Mid Cap Value Series4                             7.06%              4.77%             -1.78%
Lazard/JNL Small Cap Value Series4                           5.20%              1.96%             -6.27%
PPM America/JNL Balanced Series1                            -3.25%             -0.11%             11.64%
PPM America/JNL Money Market Series1                         2.74%              4.67%             4.93%
PPM America/JNL High-Yield Bond Series1                     -1.48%              1.09%             8.32%
Salomon Brothers/JNL Balanced Series4                        3.26%              0.09%             3.23%
Salomon Brothers/JNL Global Bond Series1                     2.15%              1.87%             7.79%
Salomon Brothers/JNL High-Yield Bond Series 4               -3.44%             -1.76%             -0.25%
Salomon Brothers/JNL U.S. Government & Quality Bond
Series1                                                      3.67%             -2.50%             5.42%
T. Rowe Price/JNL Established Growth Series1                 7.83%             21.77%             26.74%
T. Rowe Price/JNL Mid-Cap Growth Series1                     5.53%             24.01%             25.27%
T. Rowe Price/JNL Value Series8                             -3.50%               N/A               N/A

         1  Commenced operations on May 15, 1995.
         2  Commenced operations on October 16, 1995.
         3  Commenced operations on September 16, 1996.
         4 Commenced operations on March 2, 1998. Performance figures are not annualized.
         5 The JNL/S&P Conservative Growth Series I commenced operations on April 9, 1998; the JNL/S&P Moderate Growth Series I commenced operations on April 8, 1998; the JNL/S&P Aggressive Growth Series I commenced operations on April 8, 1998; the JNL/S&P Very Aggressive Growth Series I commenced operations on April 1, 1998; the JNL/S&P Equity Growth Series I commenced operations on April 13, 1998; the JNL/S&P Equity Aggressive Growth Series I commenced operations on April 15, 1998; the JNL/S&P Conservative Growth Series II commenced operations on April 13, 1998; the JNL/S&P Moderate Growth Series II commenced operations on April 13, 1998; the JNL/S&P Aggressive Growth Series II commenced operations on April 13, 1998; the JNL/S&P Very Aggressive Growth Series II commenced operations on April 13, 1998; the JNL/S&P Equity Growth Series II commenced operations on April 13, 1998; the JNL/S&P Equity Aggressive Growth Series II commenced operations on April 13, 1998 and the JNL/J.P. Morgan Enhanced S&P 500 Index Series commenced operations on May 16, 1999. Performance figures are not annualized.
         6 Commenced operations on March 2, 1998. As of the effective date of this Statement of Additional Information, Janus Capital Corporation (Janus) has replaced Goldman Sachs Asset Management as the sub-adviser to this Series. In addition, certain investment policies, practices and strategies have been changed to reflect the management style of Janus, the new sub-adviser. The Advisory fees have also been changed. Given these changes, the performance information shown below is not indicative in any manner of how the Series will perform in the future.
         7 Commenced operations on May 15, 1995. As of the effective date of this Statement of Additional Information, Putnam Investment Management, Inc. has replaced Rowe-Price Fleming International, Inc. as the sub-adviser to this Series. Therefore, the performance information shown below is not indicative in any manner of how the Series will perform in the future.
         8 Commenced operations on May 1, 2000.
         9 Commenced operations on January 26, 2000
         10 Commenced operations on January 13, 2000.
         11 Commenced operations on January 16, 2000.

         The JNL/S&P Conservative Growth Series, the JNL/S&P Moderate Growth Series, the JNL/S&P Aggressive Growth Series, the JNL Enhanced Intermediate Bond Index Series, the JNL International Index Series, the JNL Russell 2000 Index Series, the JNL S&P 500 Index Series, and the JNL S&P MidCap Index Series were not in operation in 1999. Prior to May 1, 1997, the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and was sub-advised by Phoenix Investment Counsel Inc., the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and was sub-advised by PPM America, Inc.

         A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

         The standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return will be based on rolling calendar quarters and will cover at least periods of one, five and ten years, or a period covering the time the Series has been in existence, if it has not been in existence for one of the prescribed periods.

         Non-standardized total return may also be advertised. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return for a specific period is calculated by first taking an investment (initial investment) in the Series' shares on the first day of the period and computing the end value of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Series have been reinvested at net asset value on the reinvestment dates during the period. Non-standardized total return may also be shown as the increased dollar value of the hypothetical investment over the period.

         Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, should not be considered a guarantee of future performance. Factors affecting the performance of a Series include general market conditions, operating expenses and investment management.

         The yield for a Series other than the PPM America/JNL Money Market Series is computed in accordance with a standardized method prescribed by the rules of the SEC. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment. Under this method, yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the offering price per share on the last day of the period, according to the following formula:

                                     a-b   6
                  YIELD   =       2[(---+1)  -1]
                                     cd


Where:
         a = dividends and interest earned during the period.
         b = expenses accrued for the period (net of reimbursements).
         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
         d = the offering price (net asset value) per share on the last day of the period.


         The yield for the 30-day period ended December 31, 1999, for each of the referenced Series was as follows:

          JNL/PIMCO Total Return Bond Series                          6.10%
          PPM America/JNL Balanced Series                             3.83%
          PPM America/JNL High-Yield Bond Series                     10.21%
          Salomon Brothers/JNL Balanced Series                        2.96%
          Salomon Brothers/JNL Global Bond Series                     8.12%
          Salomon Brothers/JNL High-Yield Bond Series                 9.71%
          Salomon Brothers/JNL U.S. Government & Quality Bond Series  6.22%

         In computing the foregoing yield, the Series follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Series use to prepare annual and interim financial statements in accordance with generally accepted accounting principles.

         The PPM America/JNL Money Market Series' yield is also computed in accordance with a standardized method prescribed by rules of the SEC. This Series' yield is a measure of the net dividend and interest income earned over a specific seven-day period expressed as a percentage of the offering price of the Series. The yield is an annualized figure, which means that it is assumed that the Series generates the same level of net income over a 52-week period. Under this method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period (base period return). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. The PPM America/JNL Money Market Series' yield for the seven-day period ended December 31, 1999, was 5.37%.

         The PPM America/JNL Money Market Series' effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1)365/7 - 1. The PPM America/JNL Money Market Series' effective yield for the seven-day period ended December 31, 1999, was 5.52%.

         A Series' performance quotations are based upon historical results and are not necessarily representative of future performance. The Series' shares are sold at net asset value. Returns and net asset value will fluctuate, except that the PPM America/JNL Money Market Series seeks to maintain a $1.00 net asset value per share. Factors affecting a Series' performance include general market conditions, operating expenses and investment management. Shares of a Series are redeemable at the then current net asset value, which may be more or less than original cost.

         The performance of the Series may be compared to the performance of other mutual funds or mutual fund indices with similar objectives and policies as reported by Lipper Analytical Services, Inc. (Lipper), CDA Investment Technologies, Inc. (CDA) or Donoghue's Money Fund Report. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. A Series' performance may also be compared to that of the Consumer Price Index or various unmanaged stock and bond indices including, but not limited to the Consumer Price Index, the Standard & Poor's 500 Index, the Standard & Poor's MidCap 400 Index, the Morgan Stanley Capital International All Country World Free (ex-U.S.) Index, the Morgan Stanley Capital International World Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers High-Yield Index, the Merrill Lynch Treasury Bill Index (3 month), the Salomon Smith Barney Broad Investment Grade Bond Index, the Salomon Smith Barney High Yield Market Index, the Salomon Brothers Treasury Index, the Russell 2000 Index, the Russell Midcap Index, the Morgan Stanley Europe and Australasia, Far East Equity Index, the S&P Micropal Asset Allocation USA Income Funds Sector Index, or the S&P Micropal Asset Allocation USA Balanced Funds Sector Index,. No adjustments are made for taxes payable on dividends. Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA indices are weighted performance averages of other mutual funds with similar investment objectives.

         From time to time, a Series also may quote information from publications including, but not limited to, the following: Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, The New York Times, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indices of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Certain of these alternative investments may offer fixed rates of return and guaranteed principal, and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI).

         The net asset values and returns of the Series will fluctuate. Shares of a Series are redeemable by an investor at the then current net asset value, which may be more or less than original cost.

         A Series may periodically advertise tax-deferred compounding charts and other hypothetical illustrations.

                      INVESTMENT ADVISER AND OTHER SERVICES

         Jackson National Financial Services, LLC ("JNFS"), 1 Corporate Way, Lansing, MI 48951, is the investment adviser to the Trust. As investment adviser, JNFS provides the Trust with professional investment supervision and management. JNFS is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a life insurance company in the United Kingdom.

         JNFS acts as investment adviser to the Trust pursuant to an Amended Investment Advisory and Management Agreement. Prior to July 1, 1998, Jackson National Financial Services, Inc., an affiliate of JNFS, acted as investment adviser to the Trust. Jackson National Financial Services, Inc. transferred the Amended Investment Advisory and Management Agreement, all related investment management duties and its related professional staff to JNFS on July 1, 1998, with the approval of the Board of Trustees of the Trust.

         The Amended Investment Advisory and Management Agreement continues in effect for each Series from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Series or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Series with respect to that Series, and will terminate automatically upon assignment. Additional Series may be subject to a different agreement. The Amended Investment Advisory and Management Agreement provides that JNFS shall not be liable for any error of judgment, or for any loss suffered by the Series in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNFS in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays JNFS a fee as described in the Prospectus. The fees paid by the Trust to Jackson National Financial Services, Inc. pursuant to the Amended Investment Advisory and Management Agreement for the fiscal year ended December 31, 1997 were
$7,264,087, and for the period from January 1, 1998 to June 30, 1998 were $6,458,387. The fees paid by the Trust to JNFS pursuant to the Amended Investment Advisory and Management Agreement from July 1, 1998 to December 31, 1998 and for the fiscal year ended December 31, 1999 were $7,786,576 and $26,522,400, respectively.

         In addition to providing the services described above, JNFS selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Series of the Trust. JNFS monitors the compliance of such sub-advisers with the investment objectives and related policies of each Series and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

         Alliance Capital Management L.P. (Alliance), with principal offices at 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to the JNL/Alliance Growth Series. Alliance's clients are primarily major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems.

         Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as sub-adviser to the JNL/Eagle Core Equity Series and the JNL/Eagle SmallCap Equity Series. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

         Fred Alger Management, Inc. (Alger Management), which is located at 1 World Trade Center, Suite 9333, New York, New York 10048, serves as sub-adviser to the JNL/Alger Growth Series. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management has been engaged in the business of rendering investment advisory services since 1964. Alger Management is a wholly owned subsidiary of Fred Alger & Company, Incorporated which in turn is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger are majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

         J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036, serves as sub-adviser to the JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series and the JNL/J.P. Morgan International & Emerging Markets Series. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company that also owns Morgan Guaranty Trust Company, J.P. Morgan Securities Inc. and J.P. Morgan Futures Inc. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment advisor to individual and institutional customers.

         Janus Capital Corporation (Janus Capital), a Colorado corporation with principal offices at 100 Fillmore Street, Denver, Colorado 80206, serves as sub-adviser to the JNL/Janus Aggressive Growth Series, the JNL/Janus Balanced Series, the JNL/Janus Capital Growth Series, the JNL/Janus Global Equities
Series, and the JNL/Janus Growth & Income Series. Kansas City Southern Industries, Inc. (KCSI) indirectly through its wholly-owned subsidiary, Stilwell Financial, Inc., owns approximately 82% of the outstanding voting stock of Janus Capital. KCSI is a publicly-traded holding company whose primary subsidiaries are engaged in transportation and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board. KCSI has announced its intention to separate its transportion and financial services businesses. KCSI anticipates the separation to be completed in the first half of 2000.

         Lazard Asset Management (Lazard), 30 Rockefeller Plaza, New York, New York 10112, serves as sub-adviser to the Lazard/JNL Mid Cap Value Series and the Lazard/JNL Small Cap Value Series. Lazard is a division of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Its clients are both individuals and institutions.

         Pacific Investment Management Company (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to the JNL/PIMCO Total Return Bond Series. PIMCO is an investment counseling firm founded in 1971. PIMCO is a subsidiary of PIMCO Advisors L.P. (PIMCO Advisors). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. (PAH). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the PIMCO Managing Directors. PIMCO Partners, G.P. is the sole general partner of PAH. On October 1, 1999, an Implementation and Merger Agreement ("Merger Agreement") was entered into with Allianz of America ("Allianz"). The Merger Agreement provided for the acquisition of 70% of PAH by Allianz through a merger of a subsidiary of Allianz with and into PAH. PIMCO may, from time to time, seek research assistance and rely on other management resources of its affiliated companies. A portion of the sub-advisory fees received by PIMCO may be paid to those affiliates in return for such services provided.

         PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the PPM America/JNL Balanced Series, the PPM America/JNL High Yield Bond Series and the PPM America/JNL Money Market Series. PPM, an affiliate of JNFS, is a wholly owned subsidiary of Prudential Portfolio Managers Ltd., (PPM Ltd.) an investment management company engaged in global money management, which is in turn wholly owned by Prudential Corporation plc.

         Putnam Investment Management, Inc. (Putnam), located at One Post Office Square, Boston, Massachusetts 02109, serves as sub-adviser to the JNL/Putnam Growth Series, the JNL/Putnam International Equity Series, the JNL/Putnam Value Equity Series, and the JNL/Putnam Midcap Growth Series. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investment, Inc., which is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

         Salomon Brothers Asset Management Inc (SBAM), located at 7 World Trade Center, New York, New York 10048, serves as sub-adviser to the Salomon Brothers/JNL Balanced Series, the Salomon Brothers/JNL Global Bond Series, the Salomon Brothers/JNL High Yield Bond Series and the Salomon Brothers/JNL U.S. Government & Quality Bond Series. SBAM is an indirect wholly owned subsidiary of Citigroup Inc. SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-advisor to various investment companies.

         In connection with SBAM's service as sub-adviser to the Salomon Brothers/JNL Global Bond Series, SBAM Limited, whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. SBAM Limited is compensated by SBAM at no additional expense to the Trust. Like SBAM, SBAM Limited is an indirect, wholly owned subsidiary of Citigroup Inc. SBAM Limited is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940, as amended.

         Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004, serves as sub-adviser to the JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series II, JNL/S&P Conservative Growth Series, JNL/S&P Moderate Growth Series and JNL/S&P Aggressive Growth Series. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. and is affiliated with S&P. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

         T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to the T. Rowe Price/JNL Established Growth Series, the T. Rowe Price/JNL Mid-Cap Growth Series, and the T. Rowe Price/JNL Value Series. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr.

         As compensation for their services, the sub-advisers receive fees from JNFS computed separately for each Series. The fee for each Series is stated as an annual percentage of the net assets of such Series. The fees are calculated based on the average net assets of each Series. The following is a schedule of the management fees JNFS currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Series as described elsewhere in this SAI and the Prospectus:


                            SERIES                                              ASSETS                        FEES

  JNL/Alger Growth Series..............................        $0 to $300 million......................      .55%
                                                               $300 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Alliance Growth Series...........................        $0 to $250 million......................      .35%
                                                               Over $250 million.......................      .25%

  JNL/Eagle Core Equity Series.........................        $0 to $50 million.......................      .45%
                                                               $50 million to $300 million.............      .40%
                                                               Over $300 million.......................      .30%

  JNL/Eagle SmallCap Equity Series.....................        $0 to $150 million......................      .50%
                                                               $150 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

  JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series..        $0 to $25 million.......................      .35%
                                                               Over $25 million........................      .30%

  JNL/J.P. Morgan International & Emerging Markets Series....  $0 to $50 million.......................      .55%
                                                               $50 million to $200 million.............      .50%
                                                               $200 million to $350 million............      .45%
                                                               Over $350 million.......................      .40%

  JNL/Janus Aggressive Growth Series...................        $0 to $100 million......................      .55%
                                                               $100 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Janus Balanced Series............................        $0 to $100 million......................      .55%
                                                               $100 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Janus Capital Growth Series......................        $0 to $100 million......................      .55%
                                                               $100 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Janus Global Equities Series.....................        $0 to $100 million......................      .55%
                                                               $100 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Janus Growth & Income Series.....................        $0 to $100 million......................      .55%
                                                               $100 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/PIMCO Total Return Bond Series...................        all assets..............................      .25%

  JNL/Putnam Growth Series.............................        $0 to $150 million......................      .50%
                                                               $150 million to $300 million............      .45%
                                                               Over $300 million.......................      .35%

  JNL/Putnam International Equity Series...............        $0 to $150 million......................      .65%
                                                               $150 million to $300 million............      .55%
                                                               Over $300 million.......................      .45%

  JNL/Putnam Value Equity Series.......................        $0 to $150 million......................      .50%
                                                               $150 million to $300 million............      .45%
                                                               Over $300 million.......................      .35%

  JNL/Putnam Midcap Growth Series......................        $0 to $250 million......................      .50%
                                                               Over $250  million......................      .45%

  JNL/S&P Conservative Growth Series I.................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Moderate Growth Series I.....................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Aggressive Growth Series I...................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Very Aggressive Growth Series I..............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Equity Growth Series I.......................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Equity Aggressive Growth Series I............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Conservative Growth Series II................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Moderate Growth Series II....................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Aggressive Growth Series II..................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Very Aggressive Growth Series II.............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Equity Growth Series II......................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Equity Aggressive Growth Series II...........        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Conservative Growth Index Series.............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Moderate Growth Index Series.................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Aggressive Growth Index Series...............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL Enhanced Intermediate Bond Index Series..........        all assets..............................      .20%

  JNL International Index Series.......................        all assets..............................      .15%

  JNL Russell 2000 Index Series........................        all assets..............................      .05%

  JNL S&P 500 Index Series.............................        all assets..............................      .05%

  JNL S&P MidCap Index Series..........................        all assets..............................      .05%

  Lazard/JNL Mid Cap Value Series......................        $0 to $50 million.......................      .55%
                                                               $50 million to $150 million.............      .525%
                                                               $150 million to $300 million............      .475%
                                                               Over $300 million.......................      .45%

  Lazard/JNL Small Cap Value Series....................        $0 to $50 million.......................      .625%
                                                               $50 million to $150 million.............      .575%
                                                               $150 million to $300 million............      .525%
                                                               Over $300 million.......................      .475%

  PPM America/JNL Balanced Series......................        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%

  PPM America/JNL High Yield Bond Series...............        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%

  PPM America/JNL Money Market Series..................        $0 to $50 million.......................      .20%
                                                               $50 million to $150 million.............      .15%
                                                               $150 million to $300 million............      .125%
                                                               $300 million to $500 million............      .10%
                                                               Over $500 million.......................      .075%

  Salomon Brothers/JNL Balanced Series.................        $0 to $50 million.......................      .35%
                                                               $50 million to $100 million.............      .30%
                                                               Over $100 million.......................      .25%

  Salomon Brothers/JNL Global Bond Series..............        $0 to $50 million.......................      .375%
                                                               $50 million to $150 million.............      .35%
                                                               $150 million to $500 million............      .30%
                                                               Over $500 million.......................      .25%

  Salomon Brothers/JNL High Yield Bond Series..........        $0 to $50 million.......................      .35%
                                                               $50 million to $100 million.............      .30%
                                                               Over $100 million.......................      .25%

  Salomon Brothers/JNL U.S. Government & Quality Bond Series.  $0 to $150 million......................      .225%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .10%

  T. Rowe Price/JNL Established Growth Series..........        $0 to $20 million.......................      .45%
                                                               $20 million to $50 million..............      .40%
                                                               Over $50 million........................      .40%*

  T. Rowe Price/JNL Mid-Cap Growth Series..............        $0 to $20 million.......................      .60%
                                                               $20 million to $50 million..............      .50%
                                                               Over $50 million........................      .50%*

  T. Rowe Price/JNL Value Series.......................        $0 to $50 million.......................      .50%
                                                               Over $50 million........................      .40%

* When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Series.

         The sub-advisory fees payable by JNFS to a sub-adviser may be reduced as agreed to by the parties from time to time. With respect to the Salomon Brothers/JNL Global Bond Series and in connection with the advisory consulting agreement between Salomon Brothers and SBAM Limited, Salomon Brothers will pay SBAM Limited, as full compensation for all services provided under the advisory consulting agreement, a portion of its investment management fee. The amount payable to SBAM Limited will be equal to the fee payable under Salomon Brothers' sub-advisory agreement multiplied by the portion of the assets of the Series that SBAM Limited has been delegated to manage divided by the current value of the net assets of the Series.

         Subject to the supervision of JNFS and the Trustees pursuant to investment sub-advisory agreements entered into between JNFS and each of the sub-advisers, respectively, the sub-advisers invest and reinvest the Series' assets consistent with the Series' respective investment objectives and policies. The investment sub-advisory agreement continues in effect for each Series from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Series and by the shareholders of the affected Series or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Series with respect to that Series, and will terminate automatically upon assignment or upon the termination of the investment management agreement between JNFS and the Series. Additional Series may be subject to a different agreement. The sub-advisers are responsible for compliance with or have agreed to use their best efforts to manage the Series to comply with the provisions of
Section 817(h) of the Code, applicable to each Series (relating to the diversification requirements applicable to investments in underlying variable annuity contracts).

         The JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL S&P 500 Index Series, and JNL S&P MidCap Index Series are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Series or any member of public regarding the advisability of investing in securities generally or in the Series particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Series. S&P has no obligation to take the needs of the Licensee or the owners of the Series into consideration in determining, composing or calculating the S&P 500 Index or the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Series or the timing of the issuance or sale of the Series or in the determination or calculation of the equation by which the Series is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Series.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE SERIES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Administrative Fee. Each Series, except the JNL International Index Series and each of the JNL/S&P Series, pays to JNFS an Administrative Fee of .10% of the average daily net assets of the Series. The JNL International Index Series pays an Administrative Fee of .15%. The JNL/S&P Series do not pay an Administrative Fee. In return for the fee, JNFS provides or procures all necessary administrative functions and services for the operation of the Series. In addition, JNFS, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Series. Prior to January 1, 1999, each Series paid all of its own operating expenses. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

Custodian and Transfer Agent. The custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

         Boston  Safe  Deposit  and Trust  Company,  One Boston  Place,  Boston,
Massachusetts 02108, acts as custodian for the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series JNL/Janus Growth & Income Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Midcap Growth Series, JNL/Putnam Value Equity Series, JNL Enhanced Intermediate Bond Index Series, JNL International Index Series, JNL Russell 2000 Index Series, JNL S&P 500 Index Series, JNL S&P MidCap Index Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Midcaap Growth Series, T. Rowe Price/JNL Value Series, JNL Enhanced Intermediate Bond Index Series, JNL/SSGA International Index
Series, JNL Russell 2000 Index Series, JNL S&P 500 Index Series, and JNL S&P MidCap Index Series.

The Trust acts as custodian for the JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series II, JNL/S&P Conservative Growth Series, JNL/S&P Moderate Growth Series, and JNL/S&P Aggressive Growth Series.

         JNFS is the transfer agent and dividend-paying agent for each Series of the Trust.

Independent Accountants. The Series' independent accountants, PricewaterhouseCoopers LLP, 203 North LaSalle, Chicago, Illinois 60601, audit and report on the Series' annual financial statements, and perform other professional accounting, auditing and advisory services when engaged to do so by the Series.

The Distributor. Jackson National Life Distributors, Inc. (the "Distributors" or "JNLD"), 401 Wilshire Boulevard, Santa Monica, California 90401 is the distributor. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a life insurance company in the United Kingdom. The Distribution Agreement was approved by the Board of Trustees on August 10, 2000.

Brokerage Enhancement Plan. The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, the Investment Adviser, the Distributor (referred to as the "Independent Trustees") and the shareholders of certain Series have voted pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940 to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of utilizing the Trust's brokerage commissions to the extent available, to promote the sale and distribution of the Trust's shares (through the sale of variable insurance products funded by the Trust).

Under the Plan, the Distributor, on behalf of the Trust is authorized to direct the Investment Adviser or a sub-adviser to effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with the obligation to achieve best price and execution. These broker-dealers have agreed either (1) to pay a portion of their commission from the sale and purchase of securities to the Series, which will then be passed to the Distributor or other introducing brokers ("Brokerage Payments") that provide distribution activities, or (2) to provide brokerage credits, benefits or other services ("Brokerage Credits") to be used for distribution activities in addition to the execution of the trade. The Distributor will use a part of the Brokerage Payments and Credits to defray its legal and administrative costs associated with implementation of the Plan. These expenses are expected to be minimal. Th remainder of the Brokerage Payments or Brokerage Credits generated will be used by the Distributor to finance activities principally intended to result in the sale of the Trust's shares. These activities will include, but are not limited to:

         o holding or participating in seminars and sales meetings promoting the sale of the Trust's shares
         o paying marketing fees requested by broker-dealers who sell the variable insurance products
         o        training sales personnel
         o        creating and mailing advertising and sales literature
         o financing any other activity that is intended to result in the sale of Trust's shares.

The Distributor is obligated to use all amounts generated under the Plan for distribution expenses, except for a small amount to be used to defray the incidental costs associated with implementation of the Plan. The Plan may indirectly benefit the Distributor in that amounts expended under the Plan may help defray, n whole or in part, distribution expenses that otherwise might be borne by the Distributor or an affiliate.

The Plan provides (1) that it will be subject to annual approval by the Trustees and the Independent Trustees; (2) that the Distributor must provide the Trustees with a quarterly written report of payments made under the Plan and the purpose of the payments and (3) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees. In addition, the selection and nomination of the Independent Tustees must be committed to the Independent Trustees.

Series Transactions and Brokerage. Pursuant to the Sub-advisory Agreements, the sub-advisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. The sub-advisers have no formula for the distribution of the Trust's brokerage business, their intention being to place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the Trust. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

         Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the sub-advisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

         In selecting brokers and dealers through whom to effect transactions, the sub-advisers will give consideration to a number of factors, including price, dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by a sub-adviser, either in terms of a particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction. In selecting brokers and dealers, the sub-advisers will also give consideration to the value and quality of any research, statistical, quotation or valuation services provided by the broker or dealer. In placing a purchase or sale order, a sub-adviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the Sub-adviser. Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Consistent with the foregoing considerations and the Rules of Fair Practice of the NASD, a sub-adviser may consider the sale of shares of the Series or variable insurance products that use the Series as investment vehicles, or may consider or follow recommendations of JNFS that take such sales into account, as factors in the selection of brokers to effect portfolio transactions for a Series, subject to the requirements of best net price available and most favorable execution. In this regard, JNFS may direct a sub-adviser to try to effect a portion of a Series' transactions through broker-dealers that give prominence to variable insurance products using the Series as investment vehicles, to the extent consistent with best net price available and most favorable execution.

         To the extent research services are used by the sub-advisers in rendering investment advice to the Trust, such services would tend to reduce the sub-advisers' expenses. However, the sub-advisers do not believe that an exact dollar value can be assigned to these services. Research services received by the sub-advisers from brokers or dealers executing transactions for the Trust will be available also for the benefit of other portfolios managed by the sub-advisers.

         The Trustees periodically review the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Series and review commissions paid by the Series over a period of time to determine if they are reasonable in relation to the benefit to the Series.

         Any portfolio transaction for a Series may be executed through brokers that are affiliated with the Trust, JNFS and/or sub-adviser, if, in the sub-adviser's judgment, the use of such affiliated brokers is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, the affiliated broker charges the Series a commission rate consistent with those charged by the affiliated broker to comparable unaffiliated customers in similar transactions. All transactions with affiliated brokers will comply with Rule 17e-1 under the 1940 Act.

         There may be occasions when portfolio transactions for the Trust are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts served by affiliated companies of JNFS or the sub-advisers. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Trust, they are effected only when JNFS and the sub-advisers believe that to do so is in the interest of the Trust. When such concurrent authorizations occur the executions will be allocated in an equitable manner.

         During the periods indicated, the Series paid the following amounts in brokerage commissions:


                                                  Fiscal year ended       Fiscal year ended      Fiscal year ended
                                                  December 31, 1999       December 31, 1998      December 31, 1997
                                                  -----------------       -----------------      -----------------
JNL/Alger Growth Series***                                     $543,677               $300,075               $183,075
JNL/Alliance Growth Series*****                                  16,815                  7,467                      0
JNL/Eagle Core Equity Series****                                176,866                 70,878                 17,298
JNL/Eagle SmallCap Equity Series****                             38,923                 59,117                 33,313
JNL/J.P. Morgan International & Emerging
     Markets Series*****                                         16,988                 34,462                      0
JNL/J.P. Morgan Enhanced S&P 500 Stock Index
     Series*                                                      3,495                      0                      0
JNL/Janus Aggressive Growth Series**                            500,158                194,347                162,153
JNL/Janus Capital Growth Series**                               277,576                209,026                147,014
JNL/Janus Global Equities Series**                              559,149                487,399                453,347
JNL/Janus Growth & Income Series (formerly,
     Goldman Sachs/JNL Growth & Income
     Series)*****                                                23,133                 12,650                      0
JNL/PIMCO Total Return Bond Series*****                             349                    275                      0
JNL/Putnam Growth Series**                                      323,736                169,997                181,765
JNL/Putnam International Equity Series
     (formerly, T. Rowe Price/JNL International
     Equity Investment Series)**                                 98,046                 87,777                142,628
JNL/Putnam Value Equity Series**                                475,590                249,514                139,522
Lazard/JNL Mid Cap Value Series*****                             23,907                 11,510                      0
Lazard/JNL Small Cap Value Series*****                           12,644                  8,479                      0
PPM America/JNL Balanced Series**                                73,565                 27,513                 43,630
PPM America/JNL High Yield Bond Series**                              0                  4,823                      0
PPM America/JNL Money Market Series**                                 0                      0                      0
Salomon Brothers/JNL Balanced Series*****                         4,741                  2,066                      0
Salomon Brothers/JNL Global Bond Series**                             0                     32                      0
Salomon Brothers/JNL High-Yield Bond Series*****                      0                      0                      0
Salomon Brothers/JNL U.S. Government and
     Quality Bond Series**                                            0                      0                      0
T. Rowe Price/JNL Established Growth Series**                   420,664                239,877                114,988
T. Rowe Price/JNL Mid-Cap Growth Series**                       350,062                195,160                164,887

* Commenced operations on May 16, 1999. ** Commenced operations on May 15, 1995. *** Commenced operations on October 16, 1995. **** Commenced operations on September 16, 1996. ***** Commenced operations on March 2, 1998.

         During the periods indicated, the Trust paid the following amounts in brokerage commissions to affiliated broker/dealers:

                                                Period Ended December   Period Ended December       Period Ended
Name of Broker/Dealer                                  31, 1999                31, 1998           December 31, 1997
---------------------                           ---------------------   ---------------------     ----------------
Fred Alger & Co., Inc.                                 $629,057.11           $  297,614.70           $  181,990.33
Goldman Sachs                                             1,142.73                  821.76                    0.00
Jardine Fleming                                             551.77                    0.00                    0.00
Raymond James & Associates, Inc.                          7,281.60                4,700.00                4,306.92
Robert Fleming                                            2,426.04                9,558.28               34,696.52
Salomon Brothers Inc.                                       264.00                  178.00                    0.00

         Each of the broker/dealers listed above is affiliated with the Trust through a sub-adviser.

         The percentage of the Trust's aggregate brokerage commissions paid to affiliated broker/dealers during the period ended December 31, 1999 is as follows:

                       Broker/Dealer                                   Percentage of Aggregate Commissions
                       -------------                                   -----------------------------------
Fred Alger & Co., Inc.                                                             15.966%
Goldman Sachs                                                                       0.030%
Jardine Fleming                                                                     0.014%
Raymond James & Associates, Inc.                                                    0.185%
Robert Fleming                                                                      0.062%
Salomon Brothers Inc.                                                               0.007%

         As of December 31, 1999, the following Series owned securities of one of the Trust's regular broker/dealers:


                                                                                                         Amount of
                                                                                                        Securities
                         Series                                          Broker/Dealer                     Owned
                         ------                                          -------------                     -----
JNL/Alger Growth Series                                    Morgan Stanley & Co. Inc.                       13,803,925
JNL/Alger Growth Series                                    Merrill Lynch Pierce, Fenner & Smith             1,862,050
JNL/Alliance Growth Series                                 CIT Group Holdings                                 202,800
JNL/Alliance Growth Series                                 Goldman Sachs & Co.                                178,956
JNL/Alliance Growth Series                                 Merrill Lynch Pierce, Fenner & Smith               175,350
JNL/Alliance Growth Series                                 Morgan Stanley & Co. Inc.                          656,650
JNL/Janus Growth & Income Series (formerly, Goldman
  Sachs/JNL Growth & Income Series)                        Morgan Stanley & Co. Inc.                           57,100
JNL/J.P. Morgan Enhanced S&P 500 Stock Index               CIT Group Holdings                                   4,225
JNL/J.P. Morgan Enhanced S&P 500 Stock Index               Goldman, Sachs & Co.                                27,314
JNL/J.P. Morgan Enhanced S&P 500 Stock Index               Merrill Lynch Pierce, Fenner & Smith                25,885
JNL/PIMCO Total Return Bond Series                         Goldman, Sachs & Co.                               116,438
JNL/PIMCO Total Return Bond Series                         Merrill Lynch Pierce, Fenner & Smith               252,123
JNL/PIMCO Total Return Bond Series                         Morgan Stanley & Co. Inc.                          271,685
JNL/Putnam  International  Equity  Series  (formerly,  T.
  Rowe Price/JNL International Equity Investment Series)   Credit Suisse Group                                373,702
JNL/Putnam International Equity Series (formerly, T.
  Rowe Price/JNL International Equity Investment Series)   HSBC Securities                                    387,007
JNL/Putnam Value Equity Series                             J.P. Morgan Securities, Inc.                     2,625,569
JNL/Putnam Value Equity Series                             Merrill Lynch Pierce, Fenner & Smith             1,987,718
Lazard/JNL Mid Cap Value Series                            CIT Group Holdings                                  80,275
Salomon Brothers/JNL Balanced Series                       Donaldson, Lufkin & Jenrette                        48,563
Salomon Brothers/JNL Balanced Series                       Merrill Lynch Pierce, Fenner & Smith                70,875
Salomon Brothers/JNL Global Bond Series                    Merrill Lynch Pierce, Fenner & Smith               806,710
T. Rowe Price/JNL Established Growth Series                HSBC Holdings                                      883,386
T. Rowe Price/JNL Established Growth Series                Morgan Stanley & Co. Inc                         2,398,200
T. Rowe Price/JNL Mid-Cap Growth Series                    CIT Group Inc.                                   1,719,575

Code of Ethics. To mitigate the possibility that a Series will be adversely affected by personal trading of employees, the Trust, JNFS and the sub-advisers have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These Codes comply, in all material respects, with the recommendations of the Investment Company Institute. Employees subject to the Code of Ethics may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

         An insurance company may purchase shares of the Series at their respective net asset values, using premiums received with respect to Contracts issued by the company's separate accounts. These separate accounts are funded by shares of the Trust.

         All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Series (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

         As stated in the Prospectus, the net asset value (NAV) of a Series' shares is determined once each day on which the New York Stock Exchange (NYSE) is open (Business Day) at the close of the regular trading session of the Exchange (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Series' shares is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         The per share NAV of a Series is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using exchange rates in effect at the time of valuation. A Series may determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

         Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Business Days and on which a Series' NAV is not calculated. A Series calculates NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the foreign portfolio securities used in such calculation.

         For the PPM America/JNL Money Market Series, securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. The net income of the PPM America/JNL Money Market Series is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Series, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Series on the last business day of each month at the rate of one share (and fraction thereof) of the Series for each one dollar (and fraction thereof) of dividend income.

         For this purpose, the net income of the PPM America/JNL Money Market Series (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Series, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Series determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

         Because the net income of the PPM America/JNL Money Market Series is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the Series divided by the number of shares outstanding) remains at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Series, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Series in its account. Pursuant to its objective of maintaining a fixed one dollar share price, the Series will not purchase securities with a remaining maturity of more than 397 days and will maintain a dollar-weighted average portfolio maturity of 90 days or less.

         The Trust may suspend the right of redemption for any Series only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.


                             ADDITIONAL INFORMATION

Description of Shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Series and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Series represents an equal proportionate interest in that Series with each other share. The Trust reserves the right to create and issue any number of Series of shares. In that case, the shares of each Series would participate equally in the earnings, dividends, and assets of the particular Series. Upon liquidation of a Series, shareholders are entitled to share pro rata in the net assets of such Series available for distribution to shareholders.

Voting Rights. Shareholders are entitled to one vote for each share held. Except for matters affecting a particular Series, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

         In matters affecting only a particular Series, the matter shall have been effectively acted upon by a majority vote of that Series even though: (1) the matter has not been approved by a majority vote of any other Series; or (2) the matter has not been approved by a majority vote of the Trust.

         Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

         o        designate Series of the Trust; or

         o        change the name of the Trust; or

         o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable.

Shareholder Inquiries. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

                                   TAX STATUS

         The Trust's policy is to meet the requirements of Subchapter M of the Internal Revenue Code. Each Series intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income or excise tax. In addition, each Series intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts. If any Series failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Series' earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of
Section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Series could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

         All income dividends and capital gain distributions, if any, on Series shares are reinvested automatically in additional shares of the Series at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

         Each Series is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Series are considered separately for purposes of determining whether or not the Series qualifies as a regulated investment company.

                                JNL SERIES TRUST

                              Financial Statements


The financial statements of the JNL Series Trust for the year ended December 31, 1999 and for the period ended June 30, 2000 are incorporated by reference from the Trust's Annual and Semi-Annual Reports to shareholders which are available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this Statement of Additional Information.

                      APPENDIX A -- RATINGS OF INVESTMENTS

Moody's Investors Service, Inc.

Commercial Paper Ratings. The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. (Moody's). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

Bond Ratings.
    AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

    CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Standard & Poor's Ratings Services

Issue Credit Ratings Definitions. A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings. Issue credit ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
        2.  Nature of and provisions of the obligation;
        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

    AAA. An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA. An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC.  An obligation rated CC is currently highly vulnerable to nonpayment.

    C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

    D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    r. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Short-Term Issue Credit Ratings.
    A-1. A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

    A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

    D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks. Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

(a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(c)  Not Applicable

(d) (1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe Price-Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated
          February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

     (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

     (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

     (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

     (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

     (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

     (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

     (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

     (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(e) (1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (2) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

     (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

     (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

     (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

     (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

     (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(f)      Not Applicable

(g) (1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

     (2) Custody Contract between Registrant and Boston Safe deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(h) (1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

     (2) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(i)  Consent   of   Counsel,   incorporated   by   reference   to   Registrant's
     Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(j)  Consent  of   Auditors,   incorporated   by   reference   to   Registrant's
     Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(k)  Not Applicable

(l)  Not Applicable

(m)  Form  of  Brokerage   Enhancement   Plan,   incorporated  by  reference  to
     Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(n)  Not Applicable

(o)  Not Applicable

(p)  (1)  The  Registrant's  Code  of  Ethics,   incorporated  by  reference  to
     Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (4)  Fred Alger Management, Inc. Code of Ethics, attached hereto.

     (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (6) Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (7)  Lazard Asset Management Code of Ethics, attached hereto.

     (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (11) Salomon Brothers Asset Management Inc Code of Ethics, attached hereto.

     (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

Item 24. Persons controlled by or under Common Control with Registrant.

          Jackson  National  Separate  Account  - I  Jackson  National  Separate
          Account III Jackson National Separate Account V Jackson National Separate Account VI JNLNY Separate Account I JNLNY Separate Account II

Item 25. Indemnification.

          Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          The  foregoing   indemnification   arrangements  are  subject  to  the
          provisions of Section 17(h) of the Investment Company Act of 1940.

          Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant, and by separate agreement Jackson National Life Insurance Company has agreed to indemnify trustees of the Registrant who are not interested persons of the Registrant or its investment adviser.

Item 26. Business and Other Connections of Investment Adviser.

          Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Financial Services, LLC ("JNFSLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Hopping,Frauenheim, Meyer, Fritts, McLellan, McPherson and Nerud and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNFSLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

          Directors and Officers of JNFSLLC:

         Name                       Address                 Principal Occupation

         Andrew B. Hopping          1 Corporate Way          President, Managing
                                    Lansing, MI 48951        Board Member
                                                             (3/98 to Present)

         Mark D. Nerud              1 Corporate Way          Chief Financial
                                    Lansing, MI 48951        Officer, Managing
                                                             Board Member
                                                             (3/98 to Present)

         Susan S. Rhee              1 Corporate Way          Secretary
                                    Lansing, MI 48951        (1/00 to Present)


               Alliance Capital Management L.P., Eagle Asset Management, Inc., Fred Alger Management, Inc., Janus Capital Corporation, J.P.
               Morgan Investment Management Inc., Lazard Asset Management, Pacific Investment Management Company, PPM America, Inc., Putnam Investment Management, Inc., Salomon Brothers Asset Management Inc, Salomon Brothers Asset Management Limited, Standard & Poor's Investment Advisory Services, Inc., and T. Rowe Price Associates, Inc., the sub-advisers of certain series of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:

                                                             File No.
        Alliance Capital Management L.P.                     801-32361
        Eagle Asset Management, Inc.                         801-21343
        Fred Alger Management, Inc.                          801-06709
        Janus Capital Corporation                            801-13991
        J.P. Morgan Investment Management Inc.               801-21011
        Lazard Asset Management                              801-6568
        Pacific Investment Management Company                801-48187
        PPM America, Inc.                                    801-40783
        Putnam Investment Management, Inc.                   801-7974
        Salomon Brothers Asset Management Inc                801-32046
        Standard & Poor's Investment Advisory
        Services, Inc.                                       801-51431
        T. Rowe Price Associates, Inc.                       801-856
        Salomon Brothers Asset Management Limited            801-43335

Item 27. Principal Underwriters.

          (a) Jackson National Life Distributors, Inc. acts as general distributor for the Registrant. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account
     - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

          (b)  Directors  and Officers of Jackson  National  Life  Distributors,
     Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Robert P. Saltzman                 Director
         1 Corporate Way
         Lansing, MI  48951

         Andrew B. Hopping*                 Director, Vice President,
         1 Corporate Way                    Chief Financial Officer and
         Lansing, MI  48951                 Treasurer

         Michael A. Wells                   Director, President and
         401 Wilshire Blvd.                 Chief Executive Officer
         Suite 1200
         Santa Monica, CA 90401

         Mark D. Nerud*                     Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Scott W. Richardson                Senior Vice President -
         900 Circle 75 Parkway              Divisional Director Southeast
         Suite 1750
         Atlanta, GA 30339

         Gregory B. Salsbury                Senior Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Marketing
         Suite 1200
         Santa Monica, CA 90401

         Steven R. Banis                    Senior Vice President -
         401 Wilshire Boulevard             Corporate Communications
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift
         401 Wilshire Boulevard             Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Western Vice President of
         401 Wilshire Blvd.                 Regional Development
         Suite 1200
         Santa Monica, CA 90401

         Stephanee Maxwell                  Vice President - Marketing
         401 Wilshire Blvd.                 Communications for Registered
         Suite 1200                         Products
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - IMG
         210 Interstate North Parkway
         Suite 401
         Atlanta, GA 30339-2120

         Phil Wright                        Vice President - Marketing
         401 Wilshire Boulevard             Communications for Guaranteed
         Suite 1200                         Products
         Santa Monica, CA 90401

         Kristina Zimmerman                 Assistant Vice President - Advanced
         401 Wilshire Boulevard             Markets
         Suite 1200
         Santa Monica, CA 90401

* These directors and/or Officers are also trustees and/or officers of the Trust.

Item 28. Location of Accounts and Records

               Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9),
               (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
               physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 21.       Management Services.

                  Not Applicable.

Item 30.       Undertakings.

                  Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 15th day of December 2000.


                            JNL SERIES TRUST


                            By:
                                ------------------------------------------------
                                            Andrew B. Hopping
                                            President, CEO and Trustee
                                            by Thomas J. Meyer*


         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.


/s/ Andrew Hopping
          by Thomas J. Meyer*           President, CEO and     December 15, 2000
------------------------------------    Trustee                -----------------
Andrew B. Hopping


/s/ Robert A. Fritts
          by Thomas J. Meyer*           Vice President,        December 15, 2000
------------------------------------    Treasurer, CFO         -----------------
Robert A. Fritts                        and Trustee


/s/ Joseph Frauenheim
          by Thomas J. Meyer*                                  December 15, 2000
------------------------------------    Trustee                -----------------
Joseph Frauenheim


/s/ Richard McLellan
          by Thomas J. Meyer*           Trustee                December 15, 2000
------------------------------------                           -----------------
Richard McLellan

/s/ Peter McPherson
          by Thomas J. Meyer*           Trustee                December 15, 2000
------------------------------------                           -----------------
Peter McPherson

* Attorney In Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Robert P. Saltzman, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration
Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/s/ Andrew B. Hopping                                         April 1, 2000
--------------------------------------------                  ------------------
Andrew B. Hopping                                             Date


/s/ Robert A. Fritts                                          April 1, 2000
-----------------------------------------------------         -----------------
Robert A. Fritts                                              Date


/s/ Joseph Frauenheim                                         April 1, 2000
-----------------------------------------------------         -----------------
Joseph Frauenheim                                             Date


/s/ Richard McLellan                                          April 1, 2000
-----------------------------------------------------         -----------------
Richard McLellan                                              Date


/s/ Peter McPherson                                           April 1, 2000
-----------------------------------------------------         -----------------
Peter McPherson                                               Date

                                  EXHIBIT LIST


Exhibit
Number            Description

     23.(p)(4)   Fred Alger Management, Inc. Code of Ethics, attached hereto as
                 EX-99.p4 CODE ETH.

     23.(p)(7)   Lazard Asset Management Code of Ethics, attached hereto as
                 EX-99.p7 CODE ETH.

     23.(p)(11)  Salomon Brothers Asset Management Inc Code of Ethics,
                 attached hereto as EX-99.p11 CODE ETH.